UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2017

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,039.40	$1,021.42	$3.44	$3.41	0.68%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,037.60	1,020.18	4.70	4.66	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 2.52%, 7/1/45	$459	$468
Federal National Mortgage Association, Conventional Pool: 2.35%, 12/1/45	206	210
		678
Agency Fixed Rate Mortgages (20.0%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.00%, 3/1/47	1,859	1,857
3.50%, 1/1/44 - 2/1/45	2,067	2,134
4.00%, 12/1/41 - 10/1/44	1,380	1,454
5.41%, 7/1/37 - 8/1/37	33	36
5.44%, 1/1/37 - 6/1/38	93	103
5.46%, 5/1/37 - 1/1/38	104	114
5.48%, 8/1/37 - 10/1/37	62	68
5.50%, 8/1/37 - 4/1/38	110	123
5.52%, 9/1/37 - 1/1/38	28	31
5.62%, 12/1/36 - 12/1/37	91	99
6.00%, 8/1/37 - 5/1/38	32	35
6.50%, 9/1/32	24	27
7.50%, 5/1/35	51	60
8.00%, 8/1/32	33	40
8.50%, 8/1/31	41	49
Federal National Mortgage Association, Conventional Pools: 3.00%, 5/1/30 - 6/1/47	2,249	2,265
3.50%, 8/1/45 - 3/1/47	4,809	4,959
4.00%, 11/1/41 - 1/1/46	3,639	3,831
4.50%, 8/1/40 - 11/1/44	1,919	2,083
5.00%, 7/1/40	178	195
5.62%, 12/1/36	34	36
6.00%, 12/1/38	572	650
6.50%, 11/1/27 - 10/1/38	36	40
7.00%, 6/1/29 - 2/1/33	41	42
7.50%, 8/1/37	92	112
8.00%, 4/1/33	73	88
8.50%, 10/1/32	67	83
9.50%, 4/1/30	12	14
July TBA: 3.00%, 7/1/32 (a)	1,935	1,986
3.50%, 7/1/47 (a)	7,606	7,813
4.00%, 7/1/47 (a)	2,624	2,759
4.50%, 7/1/47 (a)	1,610	1,727
Government National Mortgage Association, July TBA: 3.50%, 7/20/47 (a)	620	642
Various Pools: 3.50%, 11/20/40 - 7/20/46	1,201	1,244
4.00%, 7/15/44	532	561
	Face Amount (000)	Value (000)
5.48%, 9/20/37	$9	$10
9.00%, 1/15/25	1	2
		37,372
Asset-Backed Securities (9.7%)
2010 U-Haul S Fleet LLC, 4.90%, 10/25/23 (b)	291	291
AASET Trust, 5.93%, 5/16/42 (b)	250	251
American Homes 4 Rent, 6.07%, 10/17/45 (b)	490	544
AMSR Trust, 2.61%, 11/17/33 (b)(c)	700	705
Bayview Opportunity Master Fund IIIb Trust, 3.47%, 7/28/18 (b)	251	250
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (b)	487	496
CAM Mortgage Trust, 4.00%, 1/15/56 (b)	261	263
Conn's Receivables Funding LLC, 12.00%, 4/15/20 (b)	550	567
CVS Pass-Through Trust, 6.04%, 12/10/28	244	276
8.35%, 7/10/31 (b)	163	210
GMAT Trust, 4.25%, 9/25/20 (b)	493	494
Green Tree Agency Advance Funding Trust I, 2.38%, 10/15/48 (b)	700	698
Invitation Homes Trust, 5.21%, 9/17/31 (b)(c)	1,000	1,006
5.75%, 8/17/32 (b)(c)	945	964
Labrador Aviation Finance Ltd., 5.68%, 1/15/42 (b)	407	415
Nationstar HECM Loan Trust, 4.11%, 11/25/25 (b)	614	614
4.36%, 2/25/26 (b)(c)	700	700
4.70%, 5/25/27 (b)	440	441
5.68%, 8/25/26 (b)	450	459
6.54%, 6/25/26 (b)(c)	450	456
NovaStar Mortgage Funding Trust, 1.75%, 12/25/33 (c)	581	573
NRZ Excess Spread-Collateralized Notes, 5.68%, 7/25/21 (b)	661	661
OnDeck Asset Securitization Trust II LLC, 4.21%, 5/17/20 (b)	500	502
PennyMac LLC, 4.00%, 3/25/55 (b)	374	377
PNMAC GMSR Issuer Trust, 5.97%, 2/25/50 (b)(c)	650	650
Pretium Mortgage Credit Partners LLC, 3.25%, 3/28/57 (b)	524	526
3.50%, 4/29/32 (b)	683	687
PRPM LLC, 4.00%, 9/27/21 (b)	399	399
RMAT LLC, 4.83%, 6/25/35 (b)	379	382

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Skopos Auto Receivables Trust, 3.10%, 12/15/23 (b)	$36	$36
3.55%, 2/15/20 (b)	84	84
Tricon American Homes Trust, 5.77%, 11/17/33 (b)	460	468
VOLT LIV LLC, 3.63%, 2/25/47 (b)	375	376
VOLT LIX LLC, 3.25%, 5/25/47 (b)	467	468
VOLT NPL X LLC, 4.75%, 10/26/54 (b)	493	497
VOLT XIX LLC, 5.00%, 4/25/55 (b)	300	302
VOLT XXII LLC, 4.25%, 2/25/55 (b)	299	300
VOLT XXXIII LLC, 4.25%, 3/25/55 (b)	694	694
		18,082
Collateralized Mortgage Obligations — Agency Collateral Series (2.5%)
Federal Home Loan Mortgage Corporation, 3.72%, 6/25/48 (b)(c)	468	441
4.09%, 10/25/48 (b)(c)	750	714
5.35%, 12/25/26 (b)(c)	195	198
6.05%, 7/25/23 (c)	398	402
6.47%, 7/25/26 (b)(c)	257	262
IO REMIC 4.84%, 11/15/43 - 6/15/44(c)	3,251	539
4.89%, 4/15/39 (c)	919	82
IO STRIPS 7.50%, 12/15/29 (c)	5	1
Federal National Mortgage Association, IO 5.17%, 9/25/20 (c)	3,504	391
IO REMIC 6.00%, 5/25/33 - 7/25/33	246	61
IO STRIPS 6.50%, 12/25/29 (c)	3	—	@
7.00%, 11/25/19 (c)	1	—	@
8.00%, 4/25/24	3	—	@
8.00%, 6/25/35 (c)	29	6
9.00%, 11/25/26	2	—	@
REMIC 7.00%, 9/25/32	46	54
Government National Mortgage Association, IO 0.81%, 8/20/58 (c)	5,810	162
3.50%, 5/20/43	1,338	282
4.88%, 11/16/40 (c)	1,296	240
4.93%, 7/16/33 (c)	1,774	102
5.00%, 2/16/41	152	34
5.02%, 3/20/43 (c)	1,206	206
5.29%, 5/20/40 (c)	1,456	279
IO PAC 4.94%, 10/20/41 (c)	2,352	226
		4,682
	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (9.0%)
BBCCRE Trust, 4.71%, 8/10/33 (b)(c)	$500	$424
CGDB Commercial Mortgage Trust, 3.55%, 5/15/30 (b)(c)	180	181
Citigroup Commercial Mortgage Trust, 4.10%, 9/15/27 (b)(c)	800	763
IO 0.90%, 11/10/48 (c)	2,726	140
1.12%, 9/10/58 (c)	9,506	573
COMM Mortgage Trust, 4.91%, 12/10/23 (b)(c)	985	941
5.21%, 8/10/46 (b)(c)	740	724
IO 0.26%, 7/10/45 (c)	11,876	77
1.12%, 10/10/47 (c)	4,152	168
1.40%, 7/15/47 (c)	3,806	202
Cosmopolitan Hotel Trust, 4.66%, 11/15/33 (b)(c)	280	284
CSMC Trust, 5.28%, 3/15/28 (b)(c)	200	201
5.37%, 11/15/33 (b)(c)	544	548
GS Mortgage Securities Trust, 4.92%, 8/10/46 (b)(c)	500	471
IO 0.98%, 9/10/47 (c)	5,275	229
1.40%, 10/10/49 (c)	7,358	636
1.52%, 10/10/48 (c)	5,247	440
HILT Mortgage Trust, 4.91%, 7/15/29 (b)(c)	600	578
HMH Trust, 6.29%, 7/5/31 (b)	300	300
JP Morgan Chase Commercial Mortgage Securities Trust, 4.72%, 7/15/47 (b)(c)	1,030	840
5.46%, 12/12/43	33	33
IO 0.75%, 4/15/46 (c)	6,000	171
0.96%, 12/15/49 (c)	3,239	156
1.28%, 7/15/47 (c)	9,515	425
JPMBB Commercial Mortgage Securities Trust, 4.11%, 9/15/47 (b)(c)	722	615
4.82%, 4/15/47 (b)(c)	704	633
IO 1.24%, 8/15/47 (c)	4,157	238
LB-UBS Commercial Mortgage Trust, 6.50%, 9/15/45 (c)	500	506
Morgan Stanley Bank of America Merrill Lynch Trust, 4.75%, 12/15/46 (b)	599	595
Wells Fargo Commercial Mortgage Trust, 3.94%, 8/15/50 (b)	595	485
4.65%, 9/15/58 (b)(c)	456	403
IO 1.19%, 12/15/49 (c)	4,973	297
1.80%, 11/15/49 (c)	6,197	640

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
WF-RBS Commercial Mortgage Trust, 3.50%, 8/15/47 (b)	$900	$702
3.80%, 11/15/47 (b)(c)	925	694
3.99%, 5/15/47 (b)	526	413
4.27%, 5/15/45 (b)(c)	385	356
5.15%, 9/15/46 (b)(c)	735	710
		16,792
Corporate Bonds (35.3%)
Finance (15.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.75%, 5/15/19	360	370
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/27	175	179
Ally Financial, Inc., 3.25%, 2/13/18	10	10
4.25%, 4/15/21	350	363
American International Group, Inc. 4.88%, 6/1/22	275	302
AvalonBay Communities, Inc., Series G 2.95%, 5/11/26	375	366
Bank of America Corp., 6.11%, 1/29/37	100	123
MTN 4.00%, 1/22/25	960	978
4.20%, 8/26/24	125	130
5.00%, 1/21/44	200	227
Bank of New York Mellon Corp. (The), MTN 3.65%, 2/4/24	350	365
BNP Paribas SA, 3.80%, 1/10/24 (b)	250	261
5.00%, 1/15/21	150	164
Boston Properties LP 3.80%, 2/1/24	145	151
BPCE SA 5.15%, 7/21/24 (b)	550	588
Brighthouse Financial, Inc. 3.70%, 6/22/27 (b)	350	346
Brookfield Finance LLC 4.00%, 4/1/24	525	539
Capital One Bank USA NA 3.38%, 2/15/23	510	515
Capital One Financial Corp. 2.50%, 5/12/20	425	427
Citigroup, Inc., 3.89%, 1/10/28 (c)	300	305
4.45%, 9/29/27	175	182
5.50%, 9/13/25	250	278
6.68%, 9/13/43	100	134
Citizens Bank NA, MTN 2.55%, 5/13/21	250	250
Colony NorthStar, Inc. 5.00%, 4/15/23	275	289
	Face Amount (000)	Value (000)
Commonwealth Bank of Australia 5.00%, 3/19/20 (b)	$250	$268
Cooperatieve Rabobank UA, 3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	654
Credit Agricole SA 3.88%, 4/15/24 (b)	500	528
Credit Suisse AG 6.00%, 2/15/18	5	5
Credit Suisse Group AG 3.57%, 1/9/23 (b)	275	282
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 4/17/26	275	293
Discover Bank 7.00%, 4/15/20	320	355
Discover Financial Services 3.95%, 11/6/24	275	280
Extra Space Storage LP 3.13%, 10/1/35 (b)	250	268
Federal Realty Investment Trust 3.63%, 8/1/46	250	226
Five Corners Funding Trust 4.42%, 11/15/23 (b)	275	296
GE Capital International Funding Co. 2.34%, 11/15/20	468	472
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	435	566
MTN 4.80%, 7/8/44	175	194
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (b)	325	345
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	365	397
HBOS PLC, Series G 6.75%, 5/21/18 (b)	565	588
Healthcare Trust of America Holdings LP 3.70%, 4/15/23	325	332
HSBC Finance Corp. 6.68%, 1/15/21	425	479
HSBC Holdings PLC 4.25%, 3/14/24	550	570
HSBC USA, Inc. 3.50%, 6/23/24	250	258
Humana, Inc. 3.95%, 3/15/27	225	235
ING Bank N.V. 5.80%, 9/25/23 (b)	520	588
ING Groep N.V. 6.00%, 4/16/20 (c)(d)	200	205
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	332
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (b)	495	510
JPMorgan Chase & Co., 3.13%, 1/23/25	400	398
4.13%, 12/15/26	550	571
LeasePlan Corp. N.V. 2.88%, 1/22/19 (b)	475	477

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Liberty Mutual Group, Inc. 4.85%, 8/1/44 (b)	$125	$135
Macquarie Bank Ltd. 6.63%, 4/7/21 (b)	260	293
MetLife, Inc. (See Note G) 5.70%, 6/15/35	150	185
Nationwide Building Society, 3.90%, 7/21/25 (b)	200	209
6.25%, 2/25/20 (b)	545	600
PNC Financial Services Group, Inc. (The), 3.15%, 5/19/27	350	349
3.90%, 4/29/24	190	199
Prudential Financial, Inc., MTN 6.63%, 12/1/37	165	221
Realty Income Corp. 3.25%, 10/15/22	350	356
Royal Bank of Scotland Group PLC 3.88%, 9/12/23	625	639
Santander UK Group Holdings PLC 3.57%, 1/10/23	900	921
Shutterfly, Inc. 0.25%, 5/15/18	275	276
Skandinaviska Enskilda Banken AB 2.63%, 11/17/20 (b)	500	506
Spirit Realty Capital, Inc. 3.75%, 5/15/21 (e)	275	273
Standard Chartered PLC 3.05%, 1/15/21 (b)	375	380
Swedbank AB 2.38%, 2/27/19 (b)	270	272
Synchrony Bank 3.00%, 6/15/22	425	424
TD Ameritrade Holding Corp. 3.63%, 4/1/25	475	492
Toronto-Dominion Bank (The) 3.63%, 9/15/31 (c)	425	422
Travelers Cos., Inc. (The) 3.75%, 5/15/46	200	197
UBS Group Funding Switzerland AG 2.95%, 9/24/20 (b)	525	537
UnitedHealth Group, Inc., 2.88%, 3/15/23	750	762
3.75%, 7/15/25	300	316
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25%, 10/5/20 (b)	450	458
Wells Fargo & Co., 3.00%, 10/23/26	725	707
5.61%, 1/15/44	250	298
		29,268
Industrials (18.5%)
21st Century Fox America, Inc. 4.75%, 9/15/44	275	291
Abbott Laboratories 3.75%, 11/30/26	575	588
	Face Amount (000)	Value (000)
Air Liquide Finance SA 1.75%, 9/27/21 (b)	$225	$219
Akamai Technologies, Inc. 0.00%, 2/15/19	275	270
Altaba, Inc. 0.00%, 12/1/18	275	313
Amazon.com, Inc. 3.80%, 12/5/24	475	507
Anadarko Petroleum Corp. 5.55%, 3/15/26 (e)	375	420
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24	425	445
4.90%, 2/1/46	425	482
Apple, Inc., 2.40%, 5/3/23	265	263
2.45%, 8/4/26	225	215
4.45%, 5/6/44	250	273
AT&T, Inc., 4.25%, 3/1/27	225	233
4.50%, 3/9/48	380	357
5.15%, 3/15/42	50	51
Baidu, Inc. 2.75%, 6/9/19	450	456
Becton Dickinson and Co. 2.89%, 6/6/22	425	427
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	150	174
BP Capital Markets PLC, 3.12%, 5/4/26	375	372
3.25%, 5/6/22	425	438
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.91%, 7/23/25	300	325
6.48%, 10/23/45	300	361
CNH Industrial Capital LLC 4.38%, 11/6/20	300	315
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	420	416
Comcast Corp. 4.60%, 8/15/45	210	230
ConocoPhillips Co. 4.95%, 3/15/26 (e)	250	279
Continental Airlines Pass-Thru Certificates 6.13%, 4/29/18	150	154
Crown Castle International Corp. 5.25%, 1/15/23	5	6
Daimler Finance North America LLC 2.25%, 7/31/19 (b)	465	467
Darden Restaurants, Inc. 3.85%, 5/1/27	325	331
DCP Midstream Operating LP 5.35%, 3/15/20 (b)	169	177
Delta Air Lines, Inc. 2.88%, 3/13/20	300	304
Deutsche Telekom International Finance BV 3.60%, 1/19/27 (b)	300	306
DISH DBS Corp. 5.88%, 11/15/24	350	375

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Dollar General Corp., 1.88%, 4/15/18	$275	$275
3.25%, 4/15/23	375	382
Eldorado Gold Corp. 6.13%, 12/15/20 (b)	295	304
Enable Midstream Partners LP 3.90%, 5/15/24	250	248
Express Scripts Holding Co., 4.50%, 2/25/26 (e)	275	292
4.80%, 7/15/46	225	230
Exxon Mobil Corp. 4.11%, 3/1/46	325	344
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	200	203
5.00%, 5/15/18	400	410
General Motors Co. 6.60%, 4/1/36	125	145
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	125	172
Goldcorp, Inc. 3.70%, 3/15/23	436	451
HCA, Inc. 4.75%, 5/1/23	465	493
Heathrow Funding Ltd. 4.88%, 7/15/21 (b)	435	469
Home Depot, Inc. 5.88%, 12/16/36	300	392
Illumina, Inc. 0.00%, 6/15/19	332	337
International Paper Co. 3.00%, 2/15/27	500	482
Johnson Controls International PLC 3.90%, 2/14/26	350	367
Kinder Morgan Energy Partners LP 3.95%, 9/1/22	400	414
Kinder Morgan, Inc. 5.63%, 11/15/23 (b)	250	277
Kraft Heinz Foods Co., 4.38%, 6/1/46	325	320
5.38%, 2/10/20	26	28
Live Nation Entertainment, Inc. 2.50%, 5/15/19	250	286
Lockheed Martin Corp. 3.10%, 1/15/23	275	282
LyondellBasell Industries N.V. 4.63%, 2/26/55	300	295
MasTec, Inc. 4.88%, 3/15/23	390	391
Medtronic, Inc. 4.63%, 3/15/45	200	226
Microsoft Corp., 2.88%, 2/6/24	425	432
4.45%, 11/3/45	200	223
MPLX LP, 4.88%, 6/1/25	175	186
5.20%, 3/1/47	250	259
	Face Amount (000)	Value (000)
NBC Universal Media LLC, 2.88%, 1/15/23	$175	$178
5.95%, 4/1/41	150	193
Netflix, Inc. 4.38%, 11/15/26 (b)(e)	250	250
NOVA Chemicals Corp. 5.25%, 8/1/23 (b)	415	428
Novartis Capital Corp. 4.40%, 5/6/44	225	250
Nuance Communications, Inc. 1.00%, 12/15/35	275	266
ON Semiconductor Corp. 1.00%, 12/1/20	425	443
Ooredoo International Finance Ltd. 3.25%, 2/21/23 (b)	350	346
Oracle Corp. 2.95%, 5/15/25	201	202
PepsiCo, Inc. 3.60%, 3/1/24	425	450
Philip Morris International, Inc. 2.50%, 8/22/22	190	190
Phillips 66 Partners LP 4.68%, 2/15/45	150	144
Priceline Group, Inc. (The) 0.90%, 9/15/21	275	316
QUALCOMM, Inc. 2.10%, 5/20/20	400	402
Resort at Summerlin LP, Series B 13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
Shell International Finance BV 3.25%, 5/11/25	400	409
Siemens Financieringsmaatschappij N.V. 2.35%, 10/15/26 (b)	525	496
SK Telecom Co., Ltd. 2.13%, 5/1/18 (b)	200	200
Southern Copper Corp. 5.25%, 11/8/42	350	350
Spectra Energy Capital LLC 3.30%, 3/15/23	450	452
Sprint Corp. 7.13%, 6/15/24	325	362
Sprint Spectrum Co., LLC/ Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC 3.36%, 3/20/23 (b)	1,061	1,073
Telefonica Emisiones SAU 4.10%, 3/8/27	550	569
Telenor East Holding II AS, Series VIP 0.25%, 9/20/19	400	441
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26 (e)	550	523
Thermo Fisher Scientific, Inc. 2.95%, 9/19/26	300	292
Time Warner, Inc. 3.80%, 2/15/27	275	277

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Total Capital International SA 2.88%, 2/17/22	$50	$51
Transurban Finance Co., Pty Ltd. 3.38%, 3/22/27 (b)	325	318
Tyson Foods, Inc. 4.88%, 8/15/34	250	274
United Airlines Pass-Through Trust, Series A 4.00%, 4/11/26	533	557
United Technologies Corp. 4.50%, 6/1/42	100	110
Verizon Communications, Inc., 4.67%, 3/15/55	377	355
5.01%, 8/21/54	100	99
Viavi Solutions, Inc. 0.63%, 8/15/33	275	305
Visa, Inc. 3.15%, 12/14/25	550	559
Volkswagen Group of America Finance LLC 2.40%, 5/22/20 (b)	525	527
Wal-Mart Stores, Inc. 5.25%, 9/1/35	435	532
Williams Partners LP/ACMP Finance Corp. 4.88%, 5/15/23	200	208
Woodside Finance Ltd. 3.70%, 9/15/26 (b)	500	493
ZF North America Capital, Inc. 4.50%, 4/29/22 (b)	175	184
		34,529
Utilities (1.1%)
CMS Energy Corp. 5.05%, 3/15/22	50	55
Duke Energy Corp. 2.65%, 9/1/26	400	381
Enel Finance International N.V. 3.63%, 5/25/27 (b)	275	273
Entergy Louisiana LLC 3.05%, 6/1/31	400	387
Southern Power Co., Series D 1.95%, 12/15/19	375	374
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/25 (b)	550	571
TransAlta Corp. 4.50%, 11/15/22	47	47
		2,088
		65,885
Mortgages — Other (9.6%)
Alternative Loan Trust, 1.40%, 5/25/47 (c)	174	164
5.50%, 2/25/36	10	9
6.00%, 4/25/36 - 7/25/37	122	109
PAC 5.50%, 2/25/36	5	5
6.00%, 4/25/36	21	18
	Face Amount (000)		Value (000)
Banc of America Alternative Loan Trust, 1.87%, 7/25/46 (c)		$246	$181
5.50%, 10/25/35		1,020	1,011
5.86%, 10/25/36		421	258
6.00%, 4/25/36		127	129
Banc of America Funding Trust, 5.25%, 7/25/37		375	376
6.00%, 7/25/37		29	24
ChaseFlex Trust, 6.00%, 2/25/37		533	406
Credit Suisse First Boston Mortgage Securities Corp., 6.50%, 11/25/35		914	413
Eurosail PLC, 1.24%, 6/13/45 (c)	GBP	450	553
Fannie Mae Connecticut Avenue Securities, 5.22%, 5/25/25 (c)		$597	646
6.12%, 11/25/24 (c)		697	797
6.22%, 7/25/25 (c)		481	537
Farringdon Mortgages No. 2 PLC, 1.84%, 7/15/47 (c)	GBP	280	349
First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36		$15	12
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.52%, 10/25/27 (c)		400	448
4.97%, 9/25/24 (c)		600	673
5.22%, 8/25/24 (c)		306	334
5.47%, 11/25/23 (c)		700	782
Freddie Mac Whole Loan Securities Trust, 3.00%, 9/25/45 - 10/25/46		1,574	1,548
3.50%, 5/25/45 - 12/25/46		2,512	2,544
3.88%, 5/25/45 (b)(c)		220	219
4.00%, 5/25/45		107	110
Grifonas Finance PLC, 0.04%, 8/28/39 (c)	EUR	519	514
GSR Mortgage Loan Trust, 5.75%, 1/25/37		$248	234
HarborView Mortgage Loan Trust, 1.40%, 1/19/38 (c)		327	310
IM Pastor 3 FTH, 0.00%, 3/22/43 (c)	EUR	611	567
Impac CMB Trust, 1.95%, 4/25/35 (c)		$209	165
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35 - 8/25/36		175	175
JP Morgan Mortgage Trust, 3.55%, 6/25/37 (c)		103	96
6.00%, 6/25/37		78	77
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36		447	451
6.50%, 9/25/37		1,105	816
Paragon Mortgages No. 13 PLC, 0.74%, 1/15/39 (c)	GBP	300	351
Paragon Mortgages No. 15 PLC, 0.21%, 12/15/39 (c)	EUR	500	483

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
RALI Trust, 5.50%, 12/25/34		$686	$675
6.00%, 4/25/36 - 1/25/37		305	266
PAC 6.00%, 4/25/36		22	20
Residential Asset Securitization Trust, 6.00%, 7/25/36		33	29
			17,884
Municipal Bonds (1.0%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40		115	156
City of New York, NY, Series G-1 5.97%, 3/1/36		245	318
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34		705	906
Municipal Electric Authority of Georgia 6.66%, 4/1/57		435	533
			1,913
Sovereign (7.4%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (e)		834	901
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	BRL	7,200	2,046
Cyprus Government International Bond, 3.88%, 5/6/22	EUR	1,485	1,868
Indonesia Treasury Bond, 8.25%, 7/15/21	IDR	19,549,000	1,546
Mexican Bonos, Series M 6.50%, 6/10/21	MXN	50,700	2,786
Mexico Government International Bond, 3.60%, 1/30/25		$500	507
Petroleos Mexicanos, 6.38%, 1/23/45		230	225
6.88%, 8/4/26		140	156
Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24 (b)	EUR	1,284	1,787
Russian Federal Bond — OFZ, 7.00%, 8/16/23	RUB	66,840	1,097
Ukraine Government International Bond, 7.75%, 9/1/26		$866	844
			13,763
U.S. Treasury Securities (2.6%)
U.S. Treasury Bond 3.75%, 11/15/43		2,375	2,792
U.S. Treasury Note 0.38%, 1/15/27		2,024	1,990
			4,782
Total Fixed Income Securities (Cost $177,707)			181,833
	Shares	Value (000)
Short-Term Investments (11.8%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $977)	976,875	$977
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $20,264)	20,263,842	20,264
	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill 1.19%, 4/26/18 (k)(l) (Cost $695)	$702	695
Total Short-Term Investments (Cost $21,936)		21,936
Total Investments (109.3%) (Cost $199,643) Including $1,786 of Securities Loaned (m)(n)		203,769
Liabilities in Excess of Other Assets (-9.3%)		(17,281)
Net Assets (100.0%)		$186,488

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(e)  All or a portion of this security was on loan at June 30, 2017.

(f)  Security has been deemed illiquid at June 30, 2017.

(g)  Issuer in bankruptcy.

(h)  Acquired through exchange offer.

(i)  Non-income producing security; bond in default.

(j)  At June 30, 2017, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(k)  Rate shown is the yield to maturity at June 30, 2017.

(l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,048,000 and the aggregate gross unrealized depreciation is approximately $1,922,000 resulting in net unrealized appreciation of approximately $4,126,000.

@  Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	1,879			$1,396		7/7/17	$(48)
Australia and New Zealand Banking Group	EUR	5,110			$5,751		7/7/17	(85)
Australia and New Zealand Banking Group	JPY	738			$7		7/7/17	—	@
Australia and New Zealand Banking Group	NZD	2,700		EUR	1,699		7/7/17	(38)
Australia and New Zealand Banking Group		$1,913		NZD	2,702		7/7/17	67
Bank of America NA	SEK	3,798			$433		7/7/17	(18)
Goldman Sachs International	CAD	2			$2		7/7/17	(—	@)
Goldman Sachs International		$927		PLN	3,470		7/7/17	9
Goldman Sachs International		$84		RON	344		7/7/17	2
HSBC Bank PLC	GBP	946			$1,218		7/7/17	(14)
HSBC Bank PLC	NOK	15			$2		7/7/17	(—	@)
HSBC Bank PLC		$2		GBP	1		7/7/17	—	@
HSBC Bank PLC		$—	@	HUF	3		7/7/17	—	@
HSBC Bank PLC		$91		MXN	1,666		7/7/17	—	@
JPMorgan Chase Bank NA	BRL	4,159			$1,276		7/7/17	21
JPMorgan Chase Bank NA	BRL	1,044			$317		7/7/17	2
JPMorgan Chase Bank NA	EUR	6			$6		7/7/17	(—	@)
JPMorgan Chase Bank NA	IDR	12,196,048			$914		7/7/17	(1)
JPMorgan Chase Bank NA	INR	42,433			$658		7/7/17	2
JPMorgan Chase Bank NA	MXN	19,644			$1,074		7/7/17	(9)
JPMorgan Chase Bank NA	RUB	64,669			$1,129		7/7/17	33
JPMorgan Chase Bank NA		$1,571		BRL	5,203		7/7/17	(1)
JPMorgan Chase Bank NA		$915		IDR	12,196,048		7/7/17	(—	@)
JPMorgan Chase Bank NA		$652		INR	42,182		7/7/17	1
JPMorgan Chase Bank NA		$4		INR	251		7/7/17	(—	@)
JPMorgan Chase Bank NA		$1,083		RUB	64,669		7/7/17	13
UBS AG	EUR	908		SEK	8,850		7/7/17	14
UBS AG	MXN	31,421			$1,676		7/7/17	(55)
UBS AG	TRY	60			$17		7/7/17	(—	@)
UBS AG		$10		CHF	10		7/7/17	—	@
UBS AG		$—	@	EUR	—	@	7/7/17	—	@
UBS AG		$19		EUR	17		7/7/17	—	@
UBS AG		$373		SEK	3,235		7/7/17	11
JPMorgan Chase Bank NA	BRL	5,203			$1,561		8/4/17	1
JPMorgan Chase Bank NA	IDR	12,196,048			$912		8/4/17	—	@
JPMorgan Chase Bank NA	RUB	64,669			$1,077		8/4/17	(14)
JPMorgan Chase Bank NA		$106		BRL	351		8/4/17	(—	@)
								$(107)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	114	$24,636	Sep-17	$(36)
U.S. Treasury 5 yr. Note	102	12,019	Sep-17	(29)
U.S. Treasury 30 yr. Bond	24	3,689	Sep-17	29
U.S. Treasury Ultra Bond	72	11,943	Sep-17	205
Short:
German Euro Bund	18	(3,328)	Sep-17	48
U.S. Treasury 10 yr. Note	19	(2,385)	Sep-17	2
U.S. Treasury 10 yr. Ultra Long Bond	51	(6,875)	Sep-17	16
				$235

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$895	1.00%	3/20/19	$17	$(32)	$(15)	BBB+
Deutsche Bank AG CMBX.NA.BB.60	Sell	223	5.00	5/11/63	2	(42)	(40)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(— @)	(72)	(72)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	277	5.00	5/11/63	(40)	(11)	(51)	NR
		$1,790			$(21)	$(157)	$(178)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	12/7/26	$2,580	$	(— @)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	2,602		(49)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47	2,189		39
							$(10)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR  Not rated.

LIBOR  London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

INR  — Indian Rupee

JPY  — Japanese Yen

MXN  — Mexican Peso

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RON  — Romanian New Leu

RUB  — Russian Ruble

SEK  — Swedish Krona

TRY  — Turkish Lira

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.4%
Industrials	17.0
Finance	14.4
Short-Term Investments	10.4
Asset-Backed Securities	8.9
Mortgages — Other	8.8
Commercial Mortgage-Backed Securities	8.3
Other***	7.0
Sovereign	6.8
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $64,875,000 with net unrealized appreciation of approximately $235,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $107,000 and does not include open swap agreements with net unrealized depreciation of approximately $167,000.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $178,402)	$182,528
Investment in Security of Affiliated Issuer, at Value (Cost $21,241)	21,241
Total Investments in Securities, at Value (Cost $199,643)	203,769
Cash	7
Interest Receivable	1,380
Receivable for Variation Margin on Futures Contracts	550
Receivable for Investments Sold	373
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	176
Receivable for Fund Shares Sold	36
Receivable for Variation Margin on Swap Agreements	26
Premium Paid on Open Swap Agreements	19
Receivable from Affiliate	13
Tax Reclaim Receivable	9
Other Assets	25
Total Assets	206,383
Liabilities:
Payable for Investments Purchased	18,033
Collateral on Securities Loaned, at Value	977
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	283
Unrealized Depreciation on Swap Agreements	157
Payable for Advisory Fees	149
Payable for Fund Shares Redeemed	81
Payable for Servicing Fees	65
Premium Received on Open Swap Agreements	40
Payable for Professional Fees	24
Payable for Distribution Fees — Class II Shares	21
Payable for Custodian Fees	15
Payable for Administration Fees	12
Payable for Directors' Fees and Expenses	4
Deferred Capital Gain Country Tax	2
Payable for Transfer Agency Fees	1
Other Liabilities	31
Total Liabilities	19,895
NET ASSETS	$186,488
Net Assets Consist of:
Paid-in-Capital	$205,951
Accumulated Undistributed Net Investment Income	7,892
Accumulated Net Realized Loss	(31,441)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $2 of Deferred Capital Gain Country Tax)	4,124
Futures Contracts	235
Swap Agreements	(167)
Foreign Currency Forward Exchange Contracts	(107)
Foreign Currency Translations	1
Net Assets	$186,488
CLASS I:
Net Assets	$80,721
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,277,915 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.09
CLASS II:
Net Assets	$105,767
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,581,203 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.04
(1) Including:
Securities on Loan, at Value:	$1,786

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$3,433
Dividends from Security of Affiliated Issuer (Note H)	57
Income from Securities Loaned — Net	10
Total Investment Income	3,500
Expenses:
Advisory Fees (Note B)	345
Distribution Fees — Class II Shares (Note E)	129
Servicing Fees (Note D)	108
Administration Fees (Note C)	74
Professional Fees	57
Custodian Fees (Note G)	28
Pricing Fees	25
Shareholder Reporting Fees	16
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	10
Total Expenses	801
Waiver of Advisory Fees (Note B)	(27)
Rebate from Morgan Stanley Affiliate (Note H)	(16)
Net Expenses	758
Net Investment Income	2,742
Realized Gain (Loss):
Investments Sold	363
Foreign Currency Forward Exchange Contracts	(594)
Foreign Currency Transactions	18
Futures Contracts	489
Swap Agreements	(108)
Net Realized Gain	168
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $2)	3,843
Foreign Currency Forward Exchange Contracts	(64)
Foreign Currency Translations	4
Futures Contracts	349
Swap Agreements	(41)
Net Change in Unrealized Appreciation (Depreciation)	4,091
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,259
Net Increase in Net Assets Resulting from Operations	$7,001

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,742	$5,635
Net Realized Gain	168	3,456
Net Change in Unrealized Appreciation (Depreciation)	4,091	1,929
Net Increase in Net Assets Resulting from Operations	7,001	11,020
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,619)
Class II:
Net Investment Income	—	(1,766)
Total Distributions	—	(3,385)
Capital Share Transactions:(1)
Class I:
Subscribed	2,657	9,954
Distributions Reinvested	—	1,619
Redeemed	(7,797)	(20,235)
Class II:
Subscribed	11,884	31,196
Distributions Reinvested	—	1,766
Redeemed	(13,742)	(38,204)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,998)	(13,904)
Total Increase (Decrease) in Net Assets	3	(6,269)
Net Assets:
Beginning of Period	186,485	192,754
End of Period (Including Accumulated Undistributed Net Investment Income of $7,892 and $5,150)	$186,488	$186,485
(1) Capital Share Transactions:
Class I:
Shares Subscribed	246	931
Shares Issued on Distributions Reinvested	—	152
Shares Redeemed	(721)	(1,913)
Net Decrease in Class I Shares Outstanding	(475)	(830)
Class II:
Shares Subscribed	1,100	2,958
Shares Issued on Distributions Reinvested	—	166
Shares Redeemed	(1,272)	(3,619)
Net Decrease in Class II Shares Outstanding	(172)	(495)

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$10.67		$10.25		$10.68		$10.21		$10.64		$10.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.33		0.20		0.30		0.29		0.33
Net Realized and Unrealized Gain (Loss)	0.25		0.30		(0.27)		0.49		(0.33)		0.61
Total from Investment Operations	0.42		0.63		(0.07)		0.79		(0.04)		0.94
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.36)		(0.32)		(0.39)		(0.49)
Net Asset Value, End of Period	$11.09		$10.67		$10.25		$10.68		$10.21		$10.64
Total Return(3)	3.94	%(6)	6.11	%(4)	(0.65)%		7.85%		(0.32)%		9.44%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,721		$82,746		$88,018		$100,671		$105,420		$120,903
Ratio of Expenses to Average Net Assets(8)	0.68	%(5)(7)	0.61	%(5)	0.69	%(5)	0.65	%(5)	0.69	%(5)	0.69	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.61%		N/A		0.68%		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(8)	3.13	%(5)(7)	3.06	%(5)	1.89	%(5)	2.83	%(5)	2.75	%(5)	3.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	163	%(6)	376%		400%		320%		249%		245%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.73	%(7)	0.72%		0.76%		0.80%		0.78%		0.75%
Net Investment Income to Average Net Assets	3.08	%(7)	2.95%		1.82%		2.68%		2.66%		3.12%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$10.64		$10.22		$10.65		$10.19		$10.62		$10.17
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.30		0.17		0.27		0.26		0.31
Net Realized and Unrealized Gain (Loss)	0.25		0.30		(0.26)		0.49		(0.33)		0.61
Total from Investment Operations	0.40		0.60		(0.09)		0.76		(0.07)		0.92
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.34)		(0.30)		(0.36)		(0.47)
Net Asset Value, End of Period	$11.04		$10.64		$10.22		$10.65		$10.19		$10.62
Total Return(3)	3.76	%(6)	5.86	%(4)	(0.83)%		7.57%		(0.58)%		9.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105,767		$103,739		$104,736		$104,837		$66,560		$51,988
Ratio of Expenses to Average Net Assets(8)	0.93	%(5)(7)	0.86	%(5)	0.94	%(5)	0.90	%(5)	0.94	%(5)	0.94	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.86%		N/A		0.93%		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(8)	2.88	%(5)(7)	2.81	%(5)	1.64	%(5)	2.58	%(5)	2.50	%(5)	2.93	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	163	%(6)	376%		400%		320%		249%		245%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(7)	0.97%		1.04%		1.15%		1.13%		1.10%
Net Investment Income to Average Net Assets	2.83	%(7)	2.70%		1.54%		2.33%		2.31%		2.77%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$678	$—		$678
Agency Fixed Rate Mortgages	—	37,372	—		37,372
Asset-Backed Securities	—	18,082	—		18,082
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,682	—		4,682
Commercial Mortgage- Backed Securities	—	16,792	—		16,792
Corporate Bonds	—	65,885	—	†	65,885	†
Mortgages - Other	—	17,884	—		17,884
Municipal Bonds	—	1,913	—		1,913
Sovereign	—	13,763	—		13,763
U.S. Treasury Securities	—	4,782	—		4,782
Total Fixed Income Securities	—	181,833	—	†	181,833	†
Short-Term Investments
Investment Company	21,241	—	—		21,241
U.S. Treasury Security	—	695	—		695
Total Short-Term Investments	21,241	695	—		21,936
19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$176	$—		$176
Futures Contracts	300	—	—		300
Interest Rate Swap Agreement	—	39	—		39
Total Assets	21,541	182,743	—	†	204,284 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(283)	—		(283)
Futures Contracts	(65)	—	—		(65)
Credit Default Swap Agreements	—	(157)	—		(157)
Interest Rate Swap Agreement	—	(49)	—		(49)
Total Liabilities	(65)	(489)	—		(554)
Total	$21,476	$182,254	$—	†	$203,730 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$176
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	300	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	39	(a)
Total			$515
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(283)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(65	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(157)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(49	)(a)
Total			$(554)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(594)
Interest Rate Risk	Futures Contracts	489
Credit Risk	Swap Agreements	18
Interest Rate Risk	Swap Agreements	(126)
Total		$(213)

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(64)
Interest Rate Risk	Futures Contracts	349
Credit Risk	Swap Agreements	(45)
Interest Rate Risk	Swap Agreements	4
Total		$244

At June 30, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$176	$(283)
Swap Agreements	—	(157)
Total	$176	$(440)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master

Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$67	$(67)	$—	$0
Goldman Sachs International	11	(11)	—	0
JPMorgan Chase Bank NA	73	(25)	—	48
UBS AG	25	(25)	—	0
Total	$176	$(128)	$—	$48
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$171	$(67)	$—	$104
Bank of America NA	18	—	—	18
Barclays Bank PLC	32	—	—	32
Deutsche Bank AG	42	—	—	42
Goldman Sachs International	83	(11)	—	72
HSBC Bank PLC	14	—	—	14
JPMorgan Chase Bank NA	25	(25)	—	0
UBS AG	55	(25)	—	30
Total	$440	$(128)	$—	$312

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$46,564,000
Futures Contracts:
Average monthly original value	$63,680,000
Swap Agreements:
Average monthly notional amount	$14,214,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,786	(d)	$—	$(1,786	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $977,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $847,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$702	$—	$—	$—	$702
Sovereign	275	—	—	—	275
Total	$977	$—	$—	$—	$977
Total Borrowings	$977	$—	$—	$—	$977
Gross amount of recognized liabilities for securities lending transactions					$977

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2017, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $27,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $40,783,000 and $36,048,000, respectively. For the six months ended June 30, 2017, purchases and sales of long-term U.S. Government securities were approximately $252,121,000 and $255,557,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$25,208	$39,697	$43,664	$57	$21,241

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,385	$—	$6,600	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$122	$32,380	$(32,502)

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,601	$—

At December 31, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration*
$31,734	December 31, 2017

*  Includes capital losses acquired from Morgan Stanley Select Dimensions Flexible Income Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

During the year ended December 31, 2016, capital loss carryforwards of approximately $32,502,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,001,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.5%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key

Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
1856309 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Investment Advisory Agreement Approval	21
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,061.60	$1,019.44	$5.52	$5.41	1.08%
Emerging Markets Debt Portfolio Class II	1,000.00	1,060.70	1,019.19	5.77	5.66	1.13

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (93.7%)
Argentina (8.0%)
Corporate Bonds (5.1%)
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (a)		$540	$610
Province of Santa Fe, 6.90%, 11/1/27 (a)		1,210	1,209
Provincia de Buenos Aires, 24.08%, 5/31/22 (a)(b)	ARS	19,454	1,173
Provincia de Cordoba, 7.13%, 8/1/27 (a)		$1,710	1,707
7.45%, 9/1/24 (a)		1,600	1,665
Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (a)		2,220	2,285
Provincia de Mendoza Argentina, 24.63%, 6/9/21 (b)	ARS	17,180	1,054
Provincia del Chaco Argentina, 9.38%, 8/18/24 (a)		$2,370	2,351
			12,054
Sovereign (2.9%)
Argentina Bonar Bonds, 22.51%, 10/9/17 (b)	ARS	14,790	892
Argentine Republic Government International Bond, 6.88%, 1/26/27		$2,490	2,586
7.13%, 7/6/36		720	716
7.13%, 6/28/17 (a)(c)		1,000	909
7.50%, 4/22/26		580	626
Republic of Argentina, 2.50%, 12/31/38 (d)		1,850	1,215
			6,944
			18,998
Brazil (6.0%)
Corporate Bonds (3.1%)
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		1,458	1,242
Minerva Luxembourg SA, 8.75%, 4/3/19 (a)(b)(e)		1,400	1,459
Petrobras Global Finance BV, 6.13%, 1/17/22		642	664
7.38%, 1/17/27		2,676	2,838
Rumo Luxembourg Sarl, 7.38%, 2/9/24		1,110	1,143
			7,346
Sovereign (2.9%)
Brazilian Government International Bond, 4.25%, 1/7/25 (c)		4,070	4,004
5.00%, 1/27/45		3,309	2,912
			6,916
			14,262
Chile (1.2%)
Corporate Bonds (0.9%)
Colbun SA, 4.50%, 7/10/24 (a)		1,030	1,079
	Face Amount (000)	Value (000)
Latam Finance Ltd., 6.88%, 4/11/24 (a)	$1,000	$1,020
		2,099
Sovereign (0.3%)
Empresa Nacional del Petroleo, 4.75%, 12/6/21	761	813
		2,912
China (3.4%)
Sovereign (3.4%)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	4,970	5,300
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	2,090	2,061
3.70%, 6/10/25 (a)	838	855
		8,216
Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond, 4.38%, 7/12/21	530	565
5.00%, 6/15/45	2,350	2,376
11.75%, 2/25/20	1,250	1,556
		4,497
Croatia (1.2%)
Sovereign (1.2%)
Croatia Government International Bond, 5.50%, 4/4/23	2,620	2,870
Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond, 6.88%, 1/29/26 (a)(c)	1,600	1,794
7.45%, 4/30/44 (a)(c)	739	846
		2,640
Ecuador (1.9%)
Sovereign (1.9%)
Ecuador Government International Bond, 8.75%, 6/2/23 (a)	1,210	1,195
10.75%, 3/28/22 (a)	3,070	3,285
		4,480
Egypt (1.4%)
Sovereign (1.4%)
Egypt Government International Bond, 5.88%, 6/11/25	1,000	980
6.13%, 1/31/22 (a)(c)	1,310	1,340
7.50%, 1/31/27 (a)	890	947
		3,267
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond, 6.38%, 1/18/27	1,221	1,108
8.63%, 2/28/29 (a)	760	792
		1,900

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon, 6.95%, 6/16/25 (a)(c)	$1,060	$1,059
Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond, 10.75%, 10/14/30	2,000	2,483
Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond, 4.50%, 5/3/26 (a)	940	951
Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond, 6.25%, 1/19/27 (a)	1,345	1,395
8.75%, 12/16/20	1,160	1,322
		2,717
Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond, 6.38%, 3/29/21	1,110	1,250
7.63%, 3/29/41	1,930	2,883
		4,133
India (0.4%)
Corporate Bond (0.1%)
Adani Transmission Ltd., 4.00%, 8/3/26 (a)	282	283
Sovereign (0.3%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)	790	775
		1,058
Indonesia (8.9%)
Sovereign (8.9%)
Indonesia Government International Bond, 4.13%, 1/15/25	3,450	3,566
4.75%, 1/8/26 (a)	1,430	1,538
5.13%, 1/15/45 (a)	1,050	1,127
5.88%, 1/15/24 (a)	460	526
5.88%, 1/15/24	4,250	4,861
5.95%, 1/8/46 (a)	1,430	1,697
7.75%, 1/17/38	2,925	4,044
Majapahit Holding BV, 7.75%, 1/20/20	1,080	1,210
Pertamina Persero PT, 4.88%, 5/3/22	500	535
6.45%, 5/30/44 (a)	1,870	2,128
		21,232
Jamaica (1.5%)
Corporate Bond (0.5%)
Digicel Group Ltd., 8.25%, 9/30/20	1,270	1,192
	Face Amount (000)		Value (000)
Sovereign (1.0%)
Jamaica Government International Bond, 7.63%, 7/9/25		$520	$609
7.88%, 7/28/45		520	614
8.00%, 3/15/39 (c)		1,010	1,197
			2,420
			3,612
Kazakhstan (2.7%)
Sovereign (2.7%)
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (a)		520	523
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (a)		1,420	1,418
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)		2,000	2,176
KazMunayGas National Co., JSC, 9.13%, 7/2/18		2,230	2,363
			6,480
Lithuania (0.5%)
Sovereign (0.5%)
Lithuania Government International Bond, 6.63%, 2/1/22		580	683
7.38%, 2/11/20		475	538
			1,221
Mexico (12.9%)
Corporate Bond (0.7%)
Alfa SAB de CV, 6.88%, 3/25/44		1,440	1,577
Sovereign (12.2%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)(c)		2,230	2,230
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)		790	815
Mexican Bonos, Series M 6.50%, 6/10/21	MXN	46,390	2,549
Mexico Government International Bond, 4.15%, 3/28/27		$1,928	1,999
4.35%, 1/15/47		1,100	1,036
4.60%, 1/23/46		2,530	2,479
6.05%, 1/11/40		1,482	1,752
Petroleos Mexicanos, 4.88%, 1/24/22		3,240	3,346
5.63%, 1/23/46		2,200	1,958
6.38%, 1/23/45		2,860	2,803
6.50%, 3/13/27 (a)		1,240	1,334
6.50%, 6/2/41		2,330	2,325
6.63%, 6/15/38		1,176	1,196
6.88%, 8/4/26		1,500	1,666
8.63%, 12/1/23		1,350	1,593
			29,081
			30,658

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Mongolia (1.3%)
Sovereign (1.3%)
Mongolia Government International Bond, 8.75%, 3/9/24 (a)	$640	$703
10.88%, 4/6/21	2,200	2,520
		3,223
Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Government International Bond, 6.38%, 7/12/23	1,540	1,589
7.88%, 2/16/32 (a)	1,100	1,196
		2,785
Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)	1,600	1,700
Panama Government International Bond, 4.00%, 9/22/24	294	310
5.20%, 1/30/20	480	519
8.88%, 9/30/27	883	1,263
		3,792
Paraguay (1.9%)
Sovereign (1.9%)
Paraguay Government International Bond, 4.63%, 1/25/23 (a)	1,480	1,549
4.70%, 3/27/27 (a)	1,160	1,193
6.10%, 8/11/44 (a)(c)	1,580	1,758
		4,500
Peru (2.5%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA, 5.88%, 10/30/21 (a)(c)	1,040	1,083
Sovereign (2.0%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)(b)	1,298	1,360
Peruvian Government International Bond, 6.55%, 3/14/37	1,400	1,847
Petroleos del Peru SA, 4.75%, 6/19/32 (a)(c)	1,490	1,483
		4,690
		5,773
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond, 3.95%, 1/20/40	1,396	1,460
8.38%, 6/17/19	146	165
9.50%, 2/2/30	2,981	4,789
		6,414
Poland (1.3%)
Sovereign (1.3%)
Poland Government International Bond, 3.00%, 3/17/23 (c)	2,040	2,078
4.00%, 1/22/24	650	696
	Face Amount (000)		Value (000)
5.00%, 3/23/22		$250	$278
			3,052
Russia (7.3%)
Sovereign (7.3%)
Russian Federal Bond — OFZ, 6.40%, 5/27/20	RUB	138,750	2,278
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22		$13,000	13,739
5.63%, 4/4/42		1,200	1,302
			17,319
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)(c)		1,170	1,191
Serbia (0.6%)
Sovereign (0.6%)
Republic of Serbia, 7.25%, 9/28/21		1,235	1,429
South Africa (1.2%)
Sovereign (1.2%)
South Africa Government International Bond, 5.88%, 9/16/25		2,550	2,749
Turkey (5.1%)
Sovereign (5.1%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (a)		1,960	2,039
Turkey Government International Bond, 3.25%, 3/23/23		1,340	1,259
4.88%, 4/16/43		1,600	1,423
5.63%, 3/30/21		5,822	6,184
6.88%, 3/17/36		1,200	1,352
			12,257
Ukraine (3.4%)
Sovereign (3.4%)
Ukraine Government International Bond, 7.75%, 9/1/22 - 9/1/26		8,120	8,068
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond, 5.10%, 6/18/50		1,160	1,184
Venezuela (3.2%)
Sovereign (3.2%)
Petroleos de Venezuela SA, 6.00%, 11/15/26		15,740	5,863
Venezuela Government International Bond, 7.75%, 10/13/19		3,390	1,738
			7,601
Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond, 8.50%, 4/14/24		2,188	2,289
Total Fixed Income Securities (Cost $215,628)			223,272

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20 (b)(f)	750	$56
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(f)	3,750	20
Total Warrants (Cost $–)		76
	Shares
Short-Term Investments (11.6%)
Securities held as Collateral on Loaned Securities (6.8%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	12,380,112	12,380
	Face Amount (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (1.08%, dated 6/30/17, due 7/3/17; proceeds $1,501; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 6/30/22 - 8/15/42; valued at $1,531)	$1,501	1,501
HSBC Securities USA, Inc., (1.06%, dated 6/30/17, due 7/3/17; proceeds $1,374; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $1,402)	1,374	1,374
HSBC Securities USA, Inc., (1.07%, dated 6/30/17, due 7/3/17; proceeds $981; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $1,001)	981	981
		3,856
Total Securities held as Collateral on Loaned Securities (Cost $16,236)		16,236
	Shares
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $11,355)	11,354,621	11,355
Total Short-Term Investments (Cost $27,591)		27,591
Total Investments (105.3%) (Cost $243,219) Including $16,648 of Securities Loaned (g)(h)		250,939
Liabilities in Excess of Other Assets (-5.3%)		(12,666)
Net Assets (100.0%)		$238,273

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

(c)  All or a portion of this security was on loan at June 30, 2017.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(f)  Security has been deemed illiquid at June 30, 2017.

(g)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(h)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,218,000 and the aggregate gross unrealized depreciation is approximately $3,498,000, resulting in net unrealized appreciation of approximately $7,720,000.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	ARS	12,730	$782	7/10/17	$18

ARS   — Argentine Peso

MXN   — Mexican Peso

RUB   — Russian Ruble

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	84.2%
Corporate Bonds	10.9
Other**	4.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $18,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $219,484)	$227,204
Investment in Security of Affiliated Issuer, at Value (Cost $23,735)	23,735
Total Investments in Securities, at Value (Cost $243,219)	250,939
Foreign Currency, at Value (Cost $161)	159
Interest Receivable	4,007
Receivable for Investments Sold	2,032
Due from Broker	40
Receivable for Fund Shares Sold	37
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	18
Receivable from Affiliate	6
Other Assets	26
Total Assets	257,264
Liabilities:
Collateral on Securities Loaned, at Value	16,236
Payable for Investments Purchased	1,710
Payable for Advisory Fees	439
Payable for Fund Shares Redeemed	302
Deferred Capital Gain Country Tax	150
Payable for Servicing Fees	89
Payable for Professional Fees	26
Payable for Administration Fees	16
Payable for Custodian Fees	6
Payable for Directors' Fees and Expenses	2
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	12
Total Liabilities	18,991
NET ASSETS	$238,273
Net Assets Consist of:
Paid-in-Capital	$233,105
Accumulated Undistributed Net Investment Income	18,957
Accumulated Net Realized Loss	(21,467)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $57 of Deferred Capital Gain Country Tax)	7,663
Foreign Currency Forward Exchange Contracts	18
Foreign Currency Translations	(3)
Net Assets	$238,273
CLASS I:
Net Assets	$217,734
Net Asset Value, Offering and Redemption Price Per Share Applicable to 26,314,448 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.27
CLASS II:
Net Assets	$20,539
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,500,143 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.21
(1) Including:
Securities on Loan, at Value:	$16,648

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$7,325
Dividends from Security of Affiliated Issuer (Note H)	20
Income from Securities Loaned — Net	20
Dividends from Securities of Unaffiliated Issuers	11
Total Investment Income	7,376
Expenses:
Advisory Fees (Note B)	860
Servicing Fees (Note D)	192
Administration Fees (Note C)	92
Professional Fees	54
Distribution Fees — Class II Shares (Note E)	25
Custodian Fees (Note G)	11
Shareholder Reporting Fees	11
Pricing Fees	8
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	4
Other Expenses	10
Total Expenses	1,273
Waiver of Distribution Fees — Class II Shares (Note E)	(20)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	1,247
Net Investment Income	6,129
Realized Gain (Loss):
Investments Sold (Net of $40 of Capital Gain Country Tax)	(2,987)
Foreign Currency Forward Exchange Contracts	(187)
Foreign Currency Transactions	6
Futures Contracts	(15)
Net Realized Loss	(3,183)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $20)	10,625
Foreign Currency Forward Exchange Contracts	104
Foreign Currency Translations	(4)
Futures Contracts	(6)
Net Change in Unrealized Appreciation (Depreciation)	10,719
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	7,536
Net Increase in Net Assets Resulting from Operations	$13,665

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,129	$13,281
Net Realized Loss	(3,183)	(6,463)
Net Change in Unrealized Appreciation (Depreciation)	10,719	16,497
Net Increase in Net Assets Resulting from Operations	13,665	23,315
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(12,172)
Class II:
Net Investment Income	—	(1,082)
Total Distributions	—	(13,254)
Capital Share Transactions:(1)
Class I:
Subscribed	16,931	21,035
Distributions Reinvested	—	12,172
Redeemed	(12,115)	(51,799)
Class II:
Subscribed	1,683	5,238
Distributions Reinvested	—	1,082
Redeemed	(2,007)	(5,737)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,492	(18,009)
Total Increase (Decrease) in Net Assets	18,157	(7,948)
Net Assets:
Beginning of Period	220,116	228,064
End of Period (Including Accumulated Undistributed Net Investment Income of $18,957 and $12,828)	$238,273	$220,116
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,093	2,659
Shares Issued on Distributions Reinvested	—	1,564
Shares Redeemed	(1,503)	(6,644)
Net Increase (Decrease) in Class I Shares Outstanding	590	(2,421)
Class II:
Shares Subscribed	208	674
Shares Issued on Distributions Reinvested	—	139
Shares Redeemed	(249)	(740)
Net Increase (Decrease) in Class II Shares Outstanding	(41)	73

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$7.79		$7.45		$7.95		$8.22		$9.52		$8.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.45		0.41		0.39		0.40		0.37
Net Realized and Unrealized Gain (Loss)	0.26		0.34		(0.48)		(0.13)		(1.23)		1.10
Total from Investment Operations	0.48		0.79		(0.07)		0.26		(0.83)		1.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.43)		(0.47)		(0.36)		(0.26)
Net Realized Gain	—		—		—		(0.06)		(0.11)		—
Total Distributions	—		(0.45)		(0.43)		(0.53)		(0.47)		(0.26)
Net Asset Value, End of Period	$8.27		$7.79		$7.45		$7.95		$8.22		$9.52
Total Return(3)	6.16	%(6)	10.55%		(1.12)%		2.93%		(8.75)%		17.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$217,734		$200,455		$209,794		$243,906		$272,200		$403,697
Ratio of Expenses to Average Net Assets(8)	1.08	%(4)(7)	1.05	%(4)	1.09	%(4)	1.08	%(4)	1.06	%(4)	1.04	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	5.35	%(4)(7)	5.72	%(4)	5.24	%(4)	4.69	%(4)	4.48	%(4)	4.18	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	30	%(6)	53%		37%		81%		88%		39%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.08%		N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	N/A		5.69%		N/A		N/A		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$7.74		$7.40		$7.90		$8.17		$9.46		$8.26
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.44		0.40		0.39		0.39		0.37
Net Realized and Unrealized Gain (Loss)	0.26		0.34		(0.48)		(0.13)		(1.22)		1.08
Total from Investment Operations	0.47		0.78		(0.08)		0.26		(0.83)		1.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)		(0.42)		(0.47)		(0.35)		(0.25)
Net Realized Gain	—		—		—		(0.06)		(0.11)		—
Total Distributions	—		(0.44)		(0.42)		(0.53)		(0.46)		(0.25)
Net Asset Value, End of Period	$8.21		$7.74		$7.40		$7.90		$8.17		$9.46
Total Return(3)	6.07	%(6)	10.58%		(1.17)%		2.89%		(8.76)%		17.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,539		$19,661		$18,270		$19,506		$20,540		$27,815
Ratio of Expenses to Average Net Assets(8)	1.13	%(4)(7)	1.10	%(4)	1.14	%(4)	1.13	%(4)	1.11	%(4)	1.09	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	5.30	%(4)(7)	5.67	%(4)	5.19	%(4)	4.64	%(4)	4.43	%(4)	4.13	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	30	%(6)	53%		37%		81%		88%		39%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.33%		1.37%		1.43%		1.41%		1.40%
Net Investment Income to Average Net Assets	N/A		5.44%		4.96%		4.34%		4.13%		3.82%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$25,634	$—	$25,634
Sovereign	—	197,638	—	197,638
Total Fixed Income Securities	—	223,272	—	223,272
Warrants	—	76	—	76
Short-Term Investments
Investment Company	23,735	—	—	23,735
Repurchase Agreements	—	3,856	—	3,856
Total Short-Term Investments	23,735	3,856	—	27,591
Foreign Currency Forward Exchange Contract	—	18	—	18
Total Assets	$23,735	$227,222	$—	$250,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$18

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(187)
Interest Rate Risk	Futures Contracts	(15)
Total		$(202)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Interest Rate Risk	Foreign Currency Forward Exchange Contracts Futures Contracts	$104 (6)
Total		$98

At June 30, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$18	$—

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$18	$—	$—	$18

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,442,000
Futures Contracts:
Average monthly original value	$3,747,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$16,648	(b)	$—	$(16,648	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Fund received cash collateral of approximately $16,236,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $749,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$365	$—	$—	$—	$365
Sovereign	15,871	—	—	—	15,871
Total	$16,236	$—	$—	$—	$16,236
Total Borrowings	$16,236	$—	$—	$—	$16,236
Gross amount of recognized liabilities for securities lending transactions					$16,236

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2017, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is inappropriate. For the six months ended June 30, 2017, this waiver amounted to approximately $20,000.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $67,899,000 and $65,543,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$4,330	$62,737	$43,332	$20	$23,735

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$13,254	$—	$13,414	$—

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(358)	$358	$—

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$12,951	$—

At December 31, 2016, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,356,000 and $15,779,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by the U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.7%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
1854721 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,198.30	$1,018.60	$6.81	$6.26	1.25%
Emerging Markets Equity Portfolio Class II	1,000.00	1,198.30	1,018.35	7.09	6.51	1.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Argentina (1.2%)
Banco Macro SA ADR	19,379	$1,787
Grupo Financiero Galicia SA ADR	40,595	1,731
		3,518
Austria (1.0%)
Erste Group Bank AG (a)	78,300	2,998
Brazil (7.0%)
Banco Bradesco SA (Preference)	487,508	4,143
BRF SA	217,644	2,575
Itau Unibanco Holding SA (Preference)	418,781	4,646
Lojas Renner SA	351,613	2,906
Petroleo Brasileiro SA (a)	445,304	1,774
Petroleo Brasileiro SA (Preference) (a)	533,436	1,992
Raia Drogasil SA	136,622	2,891
		20,927
Chile (0.6%)
SACI Falabella	206,803	1,699
China (19.2%)
Alibaba Group Holding Ltd. ADR (a)(b)	54,979	7,747
Bank of China Ltd. H Shares (c)	12,743,000	6,251
China Construction Bank Corp. H Shares (c)	5,433,230	4,210
China Mengniu Dairy Co., Ltd. (a)(c)	511,000	1,001
China Mobile Ltd. (c)	330,000	3,502
China Overseas Land & Investment Ltd. (c)	206,000	603
China Pacific Insurance Group Co., Ltd. H Shares (c)	753,600	3,079
China Unicom Hong Kong Ltd. (a)(c)	1,308,000	1,943
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	1,036,500	438
CSPC Pharmaceutical Group Ltd. (c)	952,000	1,390
JD.com, Inc. ADR (a)	61,872	2,427
NetEase, Inc. ADR	3,826	1,150
New Oriental Education & Technology Group, Inc. ADR (a)	19,860	1,400
PetroChina Co., Ltd. H Shares (c)	1,732,000	1,060
Shenzhou International Group Holdings Ltd. (c)	232,000	1,524
Sino Biopharmaceutical Ltd. (c)	945,000	835
TAL Education Group ADR	14,691	1,797
Tencent Holdings Ltd. (c)	471,400	16,858
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)(c)	784,000	382
		57,597
Czech Republic (1.1%)
Komercni Banka AS	83,219	3,333
Egypt (0.6%)
Commercial International Bank Egypt SAE	419,230	1,849
Germany (0.7%)
Adidas AG	11,532	2,209
Hong Kong (2.5%)
AIA Group Ltd.	423,200	3,092
Samsonite International SA	1,027,800	4,292
		7,384
	Shares	Value (000)
Hungary (1.2%)
OTP Bank PLC	109,764	$3,674
India (9.0%)
Ashok Leyland Ltd.	1,773,135	2,574
Bharat Petroleum Corp., Ltd.	300,116	2,969
Housing Development Finance Corp., Ltd.	148,241	3,704
ICICI Bank Ltd.	166,488	747
ICICI Bank Ltd. ADR	84,900	762
IndusInd Bank Ltd.	160,540	3,673
Marico Ltd.	767,226	3,731
Maruti Suzuki India Ltd.	27,125	3,029
Shree Cement Ltd.	11,109	2,914
Zee Entertainment Enterprises Ltd.	366,974	2,790
		26,893
Indonesia (5.4%)
Astra International Tbk PT	4,466,200	2,991
Bank Mandiri Persero Tbk PT	2,867,800	2,743
Bumi Serpong Damai Tbk PT	9,763,600	1,341
Semen Indonesia Persero Tbk PT	2,817,900	2,114
Telekomunikasi Indonesia Persero Tbk PT	8,769,900	2,974
Unilever Indonesia Tbk PT	657,100	2,406
XL Axiata Tbk PT (a)	6,107,625	1,563
		16,132
Korea, Republic of (10.7%)
Amorepacific Corp.	5,673	1,507
CJ Corp.	12,609	2,088
Coway Co., Ltd.	21,839	1,985
Hanwha Techwin Co., Ltd. (a)	20,787	809
Hugel, Inc. (a)	3,923	1,918
Hyundai Development Co-Engineering & Construction	45,762	1,878
Hyundai Motor Co.	20,531	2,862
Innocean Worldwide, Inc.	1,596	89
Korea Aerospace Industries Ltd.	41,888	2,087
Mando Corp.	7,238	1,629
NAVER Corp.	4,731	3,465
Samsung Electronics Co., Ltd.	4,104	8,526
Samsung Electronics Co., Ltd. (Preference)	2,097	3,413
		32,256
Malaysia (3.7%)
Genting Malaysia Bhd	1,763,000	2,259
IHH Healthcare Bhd	1,846,700	2,474
Malayan Banking Bhd	1,099,501	2,466
Malaysia Airports Holdings Bhd	776,400	1,548
Sime Darby Bhd	1,083,500	2,398
		11,145
Mexico (6.1%)
Alsea SAB de CV	403,949	1,531
Cemex SAB de CV ADR (a)	386,664	3,642
Fomento Economico Mexicano SAB de CV ADR	38,353	3,772
Grupo Financiero Banorte SAB de CV Series O	923,816	5,862

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Mexico (cont'd)
Grupo Financiero Santander Mexico SAB de CV ADR	199,100	$1,919
Mexichem SAB de CV	593,010	1,588
		18,314
Pakistan (1.1%)
Lucky Cement Ltd.	165,300	1,326
United Bank Ltd.	877,200	1,974
		3,300
Panama (0.7%)
Copa Holdings SA, Class A	17,324	2,027
Peru (1.1%)
Credicorp Ltd.	18,739	3,362
Philippines (2.8%)
Ayala Land, Inc.	3,317,700	2,613
Metropolitan Bank & Trust Co.	1,611,005	2,794
SM Investments Corp.	195,864	3,117
		8,524
Poland (4.6%)
Bank Zachodni WBK SA	30,939	2,858
CCC SA	40,700	2,471
Jeronimo Martins SGPS SA	116,440	2,273
LPP SA	934	1,802
Powszechna Kasa Oszczednosci Bank Polski SA (a)	388,390	3,612
Powszechny Zaklad Ubezpieczen SA	65,690	790
		13,806
Russia (2.8%)
Gazprom PJSC ADR	601,251	2,380
Mail.ru Group Ltd. GDR (a)	45,080	1,188
MMC Norilsk Nickel PJSC ADR	73,533	1,015
X5 Retail Group N.V. GDR (a)	64,766	2,244
Yandex N.V., Class A (a)	65,266	1,713
		8,540
South Africa (3.2%)
AVI Ltd.	260,116	1,889
Capitec Bank Holdings Ltd.	28,388	1,801
Clicks Group Ltd.	130,928	1,401
Naspers Ltd., Class N	9,408	1,830
Steinhoff International Holdings N.V. H Shares	509,127	2,610
		9,531
Switzerland (0.5%)
DKSH Holding AG	19,828	1,610
Taiwan (8.2%)
Advanced Semiconductor Engineering, Inc.	1,468,476	1,885
Advantech Co., Ltd.	123,195	873
Delta Electronics, Inc.	397,326	2,175
E.Sun Financial Holding Co., Ltd.	881,130	542
Hon Hai Precision Industry Co., Ltd.	927,965	3,569
Largan Precision Co., Ltd.	15,000	2,391
Nien Made Enterprise Co., Ltd.	186,000	2,064
	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,309,000	$8,972
Uni-President Enterprises Corp.	1,066,965	2,139
		24,610
Thailand (2.1%)
Bangkok Dusit Medical Services PCL (Foreign)	2,263,800	1,279
Central Pattana PCL (Foreign)	875,900	1,786
PTT PCL (Foreign)	195,600	2,130
Sino-Thai Engineering & Construction PCL (Foreign) (b)	1,458,600	1,192
		6,387
United Kingdom (0.5%)
Mondi PLC	56,886	1,481
United States (1.5%)
MercadoLibre, Inc.	17,806	4,467
Total Common Stocks (Cost $221,495)		297,573
Short-Term Investments (1.1%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $180)	180,000	180
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $3,078)	3,077,690	3,078
Total Short-Term Investments (Cost $3,258)		3,258
Total Investments (100.2%) (Cost $224,753) Including $8,253 of Securities Loaned (d)		300,831
Liabilities in Excess of Other Assets (-0.2%)		(482)
Net Assets (100.0%)		$300,349

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2017.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,417,000 and the aggregate gross unrealized depreciation is approximately $5,339,000, resulting in net unrealized appreciation of approximately $76,078,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	64.6%
Banks	23.2
Internet Software & Services	12.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $221,495)	$297,573
Investment in Security of Affiliated Issuer, at Value (Cost $3,258)	3,258
Total Investments in Securities, at Value (Cost $224,753)	300,831
Foreign Currency, at Value (Cost $294)	293
Dividends Receivable	799
Receivable for Investments Sold	330
Receivable for Fund Shares Sold	206
Tax Reclaim Receivable	54
Receivable from Affiliate	2
Other Assets	17
Total Assets	302,532
Liabilities:
Payable for Investments Purchased	692
Payable for Advisory Fees	582
Deferred Capital Gain Country Tax	238
Collateral on Securities Loaned, at Value	180
Payable for Custodian Fees	137
Payable for Fund Shares Redeemed	137
Payable for Servicing Fees	132
Payable for Professional Fees	38
Payable for Administration Fees	20
Payable for Directors' Fees and Expenses	5
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	18
Total Liabilities	2,183
NET ASSETS	$300,349
Net Assets Consist of:
Paid-in-Capital	$260,348
Accumulated Undistributed Net Investment Income	3,611
Accumulated Net Realized Loss	(39,449)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $231 of Deferred Capital Gain Country Tax)	75,847
Foreign Currency Translations	(8)
Net Assets	$300,349
CLASS I:
Net Assets	$210,286
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,334,430 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.77
CLASS II:
Net Assets	$90,063
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,731,681 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.71
(1) Including:
Securities on Loan, at Value:	$8,253

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $374 of Foreign Taxes Withheld)	$3,207
Dividends from Security of Affiliated Issuer (Note H)	18
Income from Securities Loaned — Net	8
Total Investment Income	3,233
Expenses:
Advisory Fees (Note B)	1,183
Servicing Fees (Note D)	222
Custodian Fees (Note G)	195
Administration Fees (Note C)	111
Distribution Fees — Class II Shares (Note E)	104
Professional Fees	55
Shareholder Reporting Fees	27
Transfer Agency Fees (Note F)	8
Pricing Fees	7
Directors' Fees and Expenses	5
Other Expenses	10
Total Expenses	1,927
Waiver of Advisory Fees (Note B)	(84)
Distribution Fees — Class II Shares Waived (Note E)	(83)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,755
Net Investment Income	1,478
Realized Gain (Loss):
Investments Sold (Net of $65 of Capital Gain Country Tax)	9,015
Foreign Currency Forward Exchange Contracts	38
Foreign Currency Transactions	(74)
Net Realized Gain	8,979
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $75)	39,174
Foreign Currency Forward Exchange Contracts	(71)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	39,103
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	48,082
Net Increase in Net Assets Resulting from Operations	$49,560

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,478	$1,937
Net Realized Gain (Loss)	8,979	(5,698)
Net Change in Unrealized Appreciation (Depreciation)	39,103	21,770
Net Increase in Net Assets Resulting from Operations	49,560	18,009
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(925)
Class II:
Net Investment Income	—	(342)
Total Distributions	—	(1,267)
Capital Share Transactions:(1)
Class I:
Subscribed	14,875	20,146
Distributions Reinvested	—	925
Redeemed	(13,803)	(62,883)
Class II:
Subscribed	15,788	18,007
Distributions Reinvested	—	342
Redeemed	(16,886)	(19,821)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(26)	(43,284)
Total Increase (Decrease) in Net Assets	49,534	(26,542)
Net Assets:
Beginning of Period	250,815	277,357
End of Period (Including Accumulated Undistributed Net Investment Income of $3,611 and $2,133)	$300,349	$250,815
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,011	1,547
Shares Issued on Distributions Reinvested	—	70
Shares Redeemed	(932)	(4,833)
Net Increase (Decrease) in Class I Shares Outstanding	79	(3,216)
Class II:
Shares Subscribed	1,077	1,370
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(1,170)	(1,511)
Net Decrease in Class II Shares Outstanding	(93)	(115)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$13.16		$12.39		$13.98		$14.69		$15.03		$12.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.10		0.08		0.08		0.08		0.08
Net Realized and Unrealized Gain (Loss)	2.53		0.73		(1.56)		(0.73)		(0.24)		2.42
Total from Investment Operations	2.61		0.83		(1.48)		(0.65)		(0.16)		2.50
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.11)		(0.06)		(0.18)		—
Net Asset Value, End of Period	$15.77		$13.16		$12.39		$13.98		$14.69		$15.03
Total Return(3)	19.83	%(9)	6.74%		(10.69)%		(4.49)%		(1.02)%		19.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$210,286		$174,423		$204,032		$268,121		$271,285		$302,315
Ratio of Expenses to Average Net Assets(11)	1.25	%(4)(10)	1.28	%(4)(7)	1.40	%(4)(6)	1.42	%(4)(5)	1.41	%(4)(5)	1.44	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.44	%(4)
Ratio of Net Investment Income to Average Net Assets(11)	1.07	%(4)(10)	0.74	%(4)	0.55	%(4)	0.53	%(4)	0.57	%(4)	0.56	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%
Portfolio Turnover Rate	24	%(9)	34%		38%		45%		48%		46%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(10)	1.39%		1.64%		1.70%		1.71%		1.65%
Net Investment Income to Average Net Assets	1.01	%(10)	0.63%		0.31%		0.25%		0.27%		0.35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares.

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$13.11		$12.35		$13.93		$14.64		$14.98		$12.50
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.09		0.07		0.07		0.08		0.07
Net Realized and Unrealized Gain (Loss)	2.53		0.73		(1.55)		(0.73)		(0.25)		2.41
Total from Investment Operations	2.60		0.82		(1.48)		(0.66)		(0.17)		2.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.10)		(0.05)		(0.17)		—
Net Asset Value, End of Period	$15.71		$13.11		$12.35		$13.93		$14.64		$14.98
Total Return(3)	19.83	%(9)	6.62%		(10.71)%		(4.55)%		(1.10)%		19.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90,063		$76,392		$73,325		$87,934		$101,815		$124,551
Ratio of Expenses to Average Net Assets(11)	1.30	%(4)(10)	1.33	%(4)(7)	1.45	%(4)(6)	1.47	%(4)(5)	1.46	%(4)(5)	1.49	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.49	%(4)
Ratio of Net Investment Income to Average Net Assets(11)	1.02	%(4)(10)	0.69	%(4)	0.50	%(4)	0.48	%(4)	0.52	%(4)	0.51	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%
Portfolio Turnover Rate	24	%(9)	34%		38%		45%		48%		46%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.56	%(10)	1.64%		1.92%		2.05%		2.06%		2.00%
Net Investment Income (Loss) to Average Net Assets	0.76	%(10)	0.38%		0.03%		(0.10)%		(0.08)%		(0.00	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class II shares.

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(8)  Amount is less than 0.005%.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,896	$—	$—	$2,896
Airlines	2,027	—	—	2,027
Auto Components	1,629	—	—	1,629
Automobiles	8,882	—	—	8,882
Banks	69,737	—	—	69,737
Beverages	3,772	—	—	3,772
Biotechnology	1,918	—	—	1,918
Chemicals	1,588	—	—	1,588
Construction & Engineering	1,878	1,192	—	3,070
Construction Materials	9,996	—	—	9,996
Diversified Consumer Services	3,197	—	—	3,197
Diversified Telecommunication Services	4,917	—	—	4,917
Electronic Equipment, Instruments & Components	8,135	—	—	8,135
Food & Staples Retailing	8,809	—	—	8,809
Food Products	7,604	—	—	7,604
Health Care Providers & Services	2,474	1,279	—	3,753
Hotels, Restaurants & Leisure	3,790	—	—	3,790
Household Durables	6,659	—	—	6,659
Household Products	2,406	—	—	2,406
Industrial Conglomerates	7,603	—	—	7,603
Insurance	6,961	—	—	6,961
Internet & Direct Marketing Retail	2,427	—	—	2,427
Internet Software & Services	36,588	—	—	36,588
Machinery	3,394	—	—	3,394
Media	4,709	—	—	4,709
Metals & Mining	1,015	—	—	1,015
Multi-Line Retail	4,605	—	—	4,605
Oil, Gas & Consumable Fuels	10,175	2,130	—	12,305
Paper & Forest Products	1,481	—	—	1,481
Personal Products	5,238	—	—	5,238
Pharmaceuticals	2,225	—	—	2,225
Professional Services	1,610	—	—	1,610
Real Estate Management & Development	4,557	1,786	—	6,343
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$10,857	$—	$—	$10,857
Tech Hardware, Storage & Peripherals	12,812	—	—	12,812
Textiles, Apparel & Luxury Goods	12,298	—	—	12,298
Thrifts & Mortgage Finance	3,704	—	—	3,704
Transportation Infrastructure	1,548	—	—	1,548
Wireless Telecommunication Services	5,065	—	—	5,065
Total Common Stocks	291,186	6,387	—	297,573
Short-Term Investments
Investment Company	3,258	—	—	3,258
Total Assets	$294,444	$6,387	$—	$300,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$38
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(71)

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,941,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,253,000	(a)	—	$(8,253,000	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

(b)  The Fund received cash collateral of approximately $180,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $8,291,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$180	$—	$—	$—	$180
Total Borrowings	$180	$—	$—	$—	$180
Gross amount of recognized liabilities for securities lending transactions					$180

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $84,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2017, this waiver amounted to approximately $83,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $65,966,000 and $64,320,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$8,145	$34,504	$39,391	$18	$3,258

During the six months ended June 30, 2017, the Fund incurred approximately $11,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for fund transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,267	$—	$2,583	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$1,430	$(1,430)	$—

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,230	$—

At December 31, 2016, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $11,706,000 and $12,115,000, respectively, that do not have an expiration date.

In addition, at December 31, 2016, the Fund had available for federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$23,383	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.5%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
1854730 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,090.30	$1,020.53	$4.46	$4.31	0.86%
Global Infrastructure Portfolio Class II	1,000.00	1,089.50	1,019.29	5.75	5.56	1.11

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Australia (8.6%)
APA Group	184,107	$1,298
Macquarie Atlas Roads Group	287,587	1,240
Spark Infrastructure Group	624,151	1,257
Sydney Airport	392,591	2,139
Transurban Group	237,969	2,167
		8,101
Canada (11.6%)
Canadian Pacific Railway Ltd.	3,930	632
Enbridge, Inc. (a)	102,206	4,071
Fortis, Inc.	4,340	153
Inter Pipeline Ltd.	33,632	659
Pembina Pipeline Corp.	46,194	1,530
TransCanada Corp. (a)	80,670	3,846
		10,891
China (5.8%)
ENN Energy Holdings Ltd. (b)	26,000	157
Guangdong Investment Ltd. (b)	1,293,666	1,783
Hopewell Highway Infrastructure Ltd. (b)	6,147,500	3,535
		5,475
France (6.6%)
Aeroports de Paris (ADP)	4,140	668
Eutelsat Communications SA	11,114	284
Groupe Eurotunnel SE (a)	117,670	1,255
SES SA	36,159	848
Vinci SA	36,770	3,138
		6,193
Germany (0.3%)
Fraport AG Frankfurt Airport Services Worldwide	3,540	312
India (0.9%)
Azure Power Global Ltd. (c)	47,959	805
Italy (3.9%)
Atlantia SpA	63,366	1,783
Infrastrutture Wireless Italiane SpA (d)	130,160	739
Italgas SpA	110,027	556
Terna Rete Elettrica Nazionale SpA	115,440	623
		3,701
Japan (0.9%)
East Japan Railway Co.	8,600	822
Mexico (0.2%)
Promotora y Operadora de Infraestructura SAB de CV	18,753	224
Spain (12.9%)
Abertis Infraestructuras SA	64,144	1,188
Atlantica Yield PLC	204,507	4,368
EDP Renovaveis SA	25,040	199
Ferrovial SA	73,714	1,636
Red Electrica Corp., SA (a)	9,060	190
	Shares	Value (000)
Saeta Yield SA	403,552	$4,564
		12,145
Switzerland (1.0%)
Flughafen Zurich AG (Registered)	3,990	$979
United Kingdom (9.2%)
John Laing Group PLC (d)	813,929	3,212
National Grid PLC	248,606	3,082
Pennon Group PLC	58,066	624
Severn Trent PLC	27,546	783
United Utilities Group PLC	81,999	927
		8,628
United States (31.7%)
American Tower Corp. REIT	32,800	4,340
American Water Works Co., Inc.	12,170	949
Atmos Energy Corp.	14,750	1,223
Crown Castle International Corp. REIT	36,285	3,635
Edison International	28,660	2,241
Enbridge Energy Management LLC (c)	24,979	385
Eversource Energy	25,379	1,541
Kansas City Southern	540	56
Kinder Morgan, Inc.	135,283	2,592
NiSource, Inc.	17,863	453
Norfolk Southern Corp.	7,929	965
Pattern Energy Group, Inc.	34,848	831
PG&E Corp.	52,237	3,467
SBA Communications Corp. REIT (c)	10,172	1,372
Sempra Energy	25,836	2,913
Union Pacific Corp.	8,960	976
Williams Cos., Inc. (The)	61,886	1,874
		29,813
Total Common Stocks (Cost $70,994)		88,089
Short-Term Investments (10.4%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,048,849	3,049
	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (1.08%, dated 6/30/17, due 7/3/17; proceeds $370; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 6/30/22 - 8/15/42; valued at $377)	$370	370
HSBC Securities USA, Inc., (1.06%, dated 6/30/17, due 7/3/17; proceeds $338; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $345)	338	338

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (1.07%, dated 6/30/17, due 7/3/17; proceeds $242; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $247)	$242	$242
		950
Total Securities held as Collateral on Loaned Securities (Cost $3,999)		3,999
	Shares	Value (000)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $5,794)	5,793,617	5,794
Total Short-Term Investments (Cost $9,793)		9,793
Total Investments (104.0%) (Cost $80,787) Including $7,682 of Securities Loaned (e)		97,882
Liabilities in Excess of Other Assets (-4.0%)		(3,787)
Net Assets (100.0%)		$94,095

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2017.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,562,000 and the aggregate gross unrealized depreciation is approximately $467,000, resulting in net unrealized appreciation of approximately $17,095,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	23.0%
Electricity Transmission & Distribution	13.4
Toll Roads	12.1
Communications	11.9
PPA Contracted Renewables	11.5
Diversified	8.5
Other**	8.0
Short-Term Investment	6.2
Water	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $71,944)	$89,039
Investment in Security of Affiliated Issuer, at Value (Cost $8,843)	8,843
Total Investments in Securities, at Value (Cost $80,787)	97,882
Foreign Currency, at Value (Cost $58)	58
Dividends Receivable	395
Receivable for Investments Sold	33
Tax Reclaim Receivable	22
Receivable for Fund Shares Sold	15
Receivable from Affiliate	4
Other Assets	20
Total Assets	98,429
Liabilities:
Collateral on Securities Loaned, at Value	3,999
Payable for Advisory Fees	94
Payable for Fund Shares Redeemed	85
Payable for Investments Purchased	48
Payable for Servicing Fees	40
Payable for Custodian Fees	23
Payable for Professional Fees	21
Payable for Distribution Fees — Class II Shares	9
Payable for Administration Fees	6
Other Liabilities	9
Total Liabilities	4,334
NET ASSETS	$94,095
Net Assets Consist of:
Paid-in-Capital	$69,578
Accumulated Undistributed Net Investment Income	3,935
Accumulated Undistributed Net Realized Gain	3,485
Unrealized Appreciation (Depreciation) on:
Investments	17,095
Foreign Currency Translations	2
Net Assets	$94,095
CLASS I:
Net Assets	$51,718
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,295,960 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.21
CLASS II:
Net Assets	$42,377
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,193,948 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.16
(1) Including:
Securities on Loan, at Value:	$7,682

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $111 of Foreign Taxes Withheld)	$2,005
Income from Securities Loaned — Net	14
Dividends from Security of Affiliated Issuer (Note H)	12
Total Investment Income	2,031
Expenses:
Advisory Fees (Note B)	389
Servicing Fees (Note D)	67
Distribution Fees — Class II Shares (Note E)	50
Professional Fees	49
Administration Fees (Note C)	37
Custodian Fees (Note G)	32
Shareholder Reporting Fees	10
Directors' Fees and Expenses	3
Pricing Fees	3
Transfer Agency Fees (Note F)	3
Other Expenses	6
Total Expenses	649
Waiver of Advisory Fees (Note B)	(200)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	445
Net Investment Income	1,586
Realized Gain:
Investments Sold	959
Foreign Currency Transactions	12
Net Realized Gain	971
Change in Unrealized Appreciation (Depreciation):
Investments	5,402
Foreign Currency Translations	5
Net Change in Unrealized Appreciation (Depreciation)	5,407
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,378
Net Increase in Net Assets Resulting from Operations	$7,964

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,586	$2,346
Net Realized Gain	971	3,551
Net Change in Unrealized Appreciation (Depreciation)	5,407	5,385
Net Increase in Net Assets Resulting from Operations	7,964	11,282
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,205)
Net Realized Gain	—	(3,193)
Class II:
Net Investment Income	—	(651)
Net Realized Gain	—	(1,889)
Total Distributions	—	(6,938)
Capital Share Transactions:(1)
Class I:
Subscribed	982	1,499
Distributions Reinvested	—	4,398
Redeemed	(5,524)	(9,718)
Class II:
Subscribed	7,027	19,662
Distributions Reinvested	—	2,540
Redeemed	(5,887)	(8,942)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,402)	9,439
Total Increase in Net Assets	4,562	13,783
Net Assets:
Beginning of Period	89,533	75,750
End of Period (Including Accumulated Undistributed Net Investment Income of $3,935 and $2,349)	$94,095	$89,533
(1) Capital Share Transactions:
Class I:
Shares Subscribed	126	195
Shares Issued on Distributions Reinvested	—	573
Shares Redeemed	(703)	(1,283)
Net Decrease in Class I Shares Outstanding	(577)	(515)
Class II:
Shares Subscribed	906	2,563
Shares Issued on Distributions Reinvested	—	332
Shares Redeemed	(750)	(1,181)
Net Increase in Class II Shares Outstanding	156	1,714

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(2)		2015		2014(1)		2013		2012
Net Asset Value, Beginning of Period	$7.53		$7.08		$9.31		$9.64		$9.19		$8.72
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.22		0.22		0.20		0.20		0.22
Net Realized and Unrealized Gain (Loss)	0.54		0.88		(1.36)		1.16		1.32		1.30
Total from Investment Operations	0.68		1.10		(1.14)		1.36		1.52		1.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.16)		(0.25)		(0.26)		(0.23)
Net Realized Gain	—		(0.47)		(0.93)		(1.44)		(0.81)		(0.82)
Total Distributions	—		(0.65)		(1.09)		(1.69)		(1.07)		(1.05)
Net Asset Value, End of Period	$8.21		$7.53		$7.08		$9.31		$9.64		$9.19
Total Return(4)	9.03	%(7)	15.27%		(13.76)%		15.63%		17.91%		18.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,718		$51,786		$52,323		$72,815		$57,746		$57,628
Ratio of Expenses to Average Net Assets(9)	0.86	%(5)(8)	0.86	%(5)	0.87	%(5)	0.87	%(5)	0.90	%(5)	0.87	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	3.58	%(5)(8)	2.87	%(5)	2.56	%(5)	2.12	%(5)	2.12	%(5)	2.51	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	22	%(7)	51%		50%		40%		25%		28%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(8)	1.29%		1.35%		1.26%		N/A		N/A
Net Investment Income to Average Net Assets	3.13	%(8)	2.44%		2.08%		1.73%		N/A		N/A

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(2)		2015		2014(1)		2013		2012
Net Asset Value, Beginning of Period	$7.49		$7.05		$9.27		$9.60		$9.16		$8.69
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.20		0.19		0.17		0.17		0.20
Net Realized and Unrealized Gain (Loss)	0.54		0.87		(1.34)		1.16		1.32		1.29
Total from Investment Operations	0.67		1.07		(1.15)		1.33		1.49		1.49
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.14)		(0.22)		(0.24)		(0.20)
Net Realized Gain	—		(0.47)		(0.93)		(1.44)		(0.81)		(0.82)
Total Distributions	—		(0.63)		(1.07)		(1.66)		(1.05)		(1.02)
Net Asset Value, End of Period	$8.16		$7.49		$7.05		$9.27		$9.60		$9.16
Total Return(4)	8.95	%(7)	14.97%		(13.88)%		15.28%		17.54%		18.44%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,377		$37,747		$23,427		$24,330		$14,511		$14,506
Ratio of Expenses to Average Net Assets(9)	1.11	%(5)(8)	1.11	%(5)	1.12	%(5)	1.12	%(5)	1.15	%(5)	1.12	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	3.33	%(5)(8)	2.62	%(5)	2.31	%(5)	1.87	%(5)	1.87	%(5)	2.26	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	22	%(7)	51%		50%		40%		25%		28%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.56	%(8)	1.54%		1.63%		1.59%		N/A		N/A
Net Investment Income to Average Net Assets	2.88	%(8)	2.19%		1.80%		1.40%		N/A		N/A

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$4,098	$—	$—	$4,098
Communications	11,218	—	—	11,218
Diversified	7,986	—	—	7,986
Electricity Transmission & Distribution	12,554	—	—	12,554
Oil & Gas Storage & Transportation	21,557	—	—	21,557
PPA Contracted Renewables	10,767	—	—	10,767
Railroads	3,451	—	—	3,451
Toll Roads	11,392	—	—	11,392
Water	5,066	—	—	5,066
Total Common Stocks	88,089	—	—	88,089
Short-Term Investments
Investment Companies	8,843	—	—	8,843
Repurchase Agreements	—	950	—	950
Total Short-Term Investments	8,843	950	—	9,793
Total Assets	$96,932	$950	$—	$97,882

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of six months ended June 30, 2017, the Fund did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,682,000	(a)	$—	$(7,682,000	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $3,999,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $4,083,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,999	$—	$—	$—	$3,999
Total Borrowings	$3,999	$—	$—	$—	$3,999
Gross amount of recognized liabilities for securities lending transactions					$3,999

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs"), which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $200,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $18,935,000 and $23,038,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$5,931	$16,821	$13,909	$12	$8,843

During the six months ended June 30, 2017, the Fund incurred approximately $3,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,856	$5,082	$2,030	$8,742

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and REIT basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(327)	$327	$—

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,375	$4,304

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.6%.

L. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee was higher than its peer group average, its actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
1854749 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,164.60	$1,018.84	$6.44	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
France (9.0%)
L'Oreal SA	10,422	$2,171
Pernod Ricard SA	10,625	1,423
		3,594
Germany (3.7%)
SAP SE	13,927	1,455
Italy (1.6%)
Davide Campari-Milano SpA	92,125	649
Netherlands (0.9%)
RELX N.V.	17,872	367
Switzerland (1.2%)
Nestle SA (Registered)	5,313	462
United Kingdom (27.0%)
British American Tobacco PLC	26,768	1,825
Experian PLC	37,121	762
Reckitt Benckiser Group PLC	35,148	3,563
RELX PLC	31,156	674
Unilever PLC	71,722	3,881
		10,705
United States (55.3%)
Accenture PLC, Class A	15,624	1,932
Altria Group, Inc.	23,714	1,766
Automatic Data Processing, Inc.	10,247	1,050
Coca-Cola Co.	25,100	1,126
International Flavors & Fragrances, Inc.	4,615	623
Intuit, Inc.	4,180	555
Microsoft Corp.	39,126	2,697
Moody's Corp.	3,362	409
NIKE, Inc., Class B	22,574	1,332
Philip Morris International, Inc.	21,963	2,580
Reynolds American, Inc.	26,598	1,730
Time Warner, Inc.	2,031	204
Twenty-First Century Fox, Inc., Class A	35,029	993
Twenty-First Century Fox, Inc., Class B	28,865	804
Visa, Inc., Class A	17,698	1,660
Walt Disney Co. (The)	11,467	1,218
Zoetis, Inc.	20,452	1,276
		21,955
Total Common Stocks (Cost $24,679)		39,187
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $581)	580,593	581
Total Investments (100.2%) (Cost $25,260) (a)		39,768
Liabilities in Excess of Other Assets (-0.2%)		(64)
Net Assets (100.0%)		$39,704

  Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,637,000 and the aggregate gross unrealized depreciation is approximately $129,000, resulting in net unrealized appreciation of approximately $14,508,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	19.9%
Other*	16.3
Personal Products	15.2
Software	11.8
Information Technology Services	11.7
Household Products	9.0
Media	8.1
Beverages	8.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,679)	$39,187
Investment in Security of Affiliated Issuer, at Value (Cost $581)	581
Total Investments in Securities, at Value (Cost $25,260)	39,768
Receivable for Investments Sold	152
Dividends Receivable	87
Tax Reclaim Receivable	28
Receivable from Affiliate	—	@
Other Assets	12
Total Assets	40,047
Liabilities:
Payable for Investments Purchased	153
Payable for Fund Shares Redeemed	97
Payable for Advisory Fees	37
Payable for Professional Fees	26
Payable for Servicing Fees	16
Payable for Distribution Fees — Class II Shares	8
Payable for Administration Fees	3
Payable for Custodian Fees	2
Other Liabilities	1
Total Liabilities	343
NET ASSETS	$39,704
Net Assets Consist of:
Paid-in-Capital	$16,650
Accumulated Undistributed Net Investment Income	746
Accumulated Net Realized Gain	7,799
Unrealized Appreciation (Depreciation) on:
Investments	14,508
Foreign Currency Translations	1
Net Assets	$39,704
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,697,542 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$466
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	468
Expenses:
Advisory Fees (Note B)	156
Distribution Fees — Class II Shares (Note E)	49
Professional Fees	42
Servicing Fees (Note D)	27
Administration Fees (Note C)	16
Custodian Fees (Note G)	11
Shareholder Reporting Fees	5
Directors' Fees and Expenses	2
Pricing Fees	2
Transfer Agency Fees (Note F)	1
Other Expenses	6
Total Expenses	317
Waiver of Advisory Fees (Note B)	(82)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	234
Net Investment Income	234
Realized Gain:
Investments Sold	3,056
Foreign Currency Transactions	1
Net Realized Gain	3,057
Change in Unrealized Appreciation (Depreciation):
Investments	2,654
Foreign Currency Translations	4
Net Change in Unrealized Appreciation (Depreciation)	2,658
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,715
Net Increase in Net Assets Resulting from Operations	$5,949

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$234	$511
Net Realized Gain	3,057	4,822
Net Change in Unrealized Appreciation (Depreciation)	2,658	(3,054)
Net Increase in Net Assets Resulting from Operations	5,949	2,279
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(612)
Net Realized Gain	—	(5,783)
Total Distributions	—	(6,395)
Capital Share Transactions:(1)
Class II:
Subscribed	390	1,195
Distributions Reinvested	—	6,395
Redeemed	(4,476)	(11,306)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,086)	(3,716)
Total Increase (Decrease) in Net Assets	1,863	(7,832)
Net Assets:
Beginning of Period	37,841	45,673
End of Period (Including Accumulated Undistributed Net Investment Income of $746 and $512)	$39,704	$37,841
(1) Capital Share Transactions:
Class II:
Shares Subscribed	29	89
Shares Issued on Distributions Reinvested	—	500
Shares Redeemed	(324)	(854)
Net Decrease in Class II Shares Outstanding	(295)	(265)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$12.64		$14.02		$16.04		$18.31		$17.26		$15.78
Income from Investment Operations:
Net Investment Income(2)	0.08		0.16		0.19		0.30		0.25		0.38
Net Realized and Unrealized Gain	2.00		0.63		0.76		0.57		2.93		2.04
Total from Investment Operations	2.08		0.79		0.95		0.87		3.18		2.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.35)		(0.39)		(0.50)		(0.38)
Net Realized Gain	—		(1.96)		(2.62)		(2.75)		(1.63)		(0.56)
Total Distributions	—		(2.17)		(2.97)		(3.14)		(2.13)		(0.94)
Net Asset Value, End of Period	$14.72		$12.64		$14.02		$16.04		$18.31		$17.26
Total Return(3)	16.46	%(6)	5.42%		6.20%		4.51%		19.66%		15.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,704		$37,841		$45,673		$53,347		$67,209		$74,190
Ratio of Expenses to Average Net Assets(8)	1.20	%(4)(7)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	1.20	%(4)(7)	1.19	%(4)	1.25	%(4)	1.73	%(4)	1.66	%(4)	2.27	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	13	%(6)	24%		26%		20%		17%		21%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.62	%(7)	1.60%		1.65%		1.66%		1.63%		1.57%
Net Investment Income to Average Net Assets	0.78	%(7)	0.79%		0.80%		1.27%		1.23%		1.90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$3,198	$—	$—	$3,198
Capital Markets	409	—	—	409
Chemicals	623	—	—	623
Food Products	462	—	—	462
Household Products	3,563	—	—	3,563

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$4,642	$—	$—	$4,642
Media	3,219	—	—	3,219
Personal Products	6,052	—	—	6,052
Pharmaceuticals	1,276	—	—	1,276
Professional Services	1,803	—	—	1,803
Software	4,707	—	—	4,707
Textiles, Apparel & Luxury Goods	1,332	—	—	1,332
Tobacco	7,901	—	—	7,901
Total Common Stocks	39,187	—	—	39,187
Short-Term Investment
Investment Company	581	—	—	581
Total Assets	$39,768	$—	$—	$39,768

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of six months ended June 30, 2017, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.37% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $82,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $4,994,000 and $8,677,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$431	$4,204	$4,054	$2	$581

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$612	$5,783	$1,088	$7,638

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and distribution redesignations, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (Loss) (000)	Accumulated Undistributed Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
$5	$(5)	$—

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$517	$4,866

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.2%.

L. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing

UIFGFSAN
1854740 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,035.70	$1,017.85	$7.07	$7.00	1.40%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Australia (4.7%)
Dexus REIT	37,743	$275
Goodman Group REIT	96,391	583
GPT Group REIT	122,392	451
Investa Office Fund REIT	29,408	99
Mirvac Group REIT	133,893	219
Scentre Group REIT	291,763	908
Stockland REIT	94,695	319
Vicinity Centres REIT	126,818	251
Westfield Corp. REIT	128,494	793
		3,898
Austria (0.3%)
Atrium European Real Estate Ltd.	17,708	79
BUWOG AG (a)	6,113	176
		255
Canada (1.7%)
Boardwalk REIT	7,454	273
Crombie Real Estate Investment Trust REIT	10,846	117
Extendicare, Inc.	3,680	30
First Capital Realty, Inc.	22,452	342
H&R Real Estate Investment Trust REIT	7,875	134
RioCan Real Estate Investment Trust REIT	24,367	452
Smart Real Estate Investment Trust REIT	3,832	95
		1,443
China (0.3%)
China Overseas Land & Investment Ltd. (b)	46,000	135
China Resources Land Ltd. (b)	20,000	58
China Vanke Co., Ltd. H Shares (b)	23,600	67
		260
Finland (0.2%)
Citycon Oyj	72,475	190
France (3.5%)
Fonciere Des Regions REIT	1,691	157
Gecina SA REIT	2,859	448
ICADE REIT	4,013	337
Klepierre REIT	13,083	536
Mercialys SA REIT	7,708	151
Unibail-Rodamco SE REIT	5,043	1,271
		2,900
Germany (1.8%)
ADO Properties SA (c)	3,141	133
Deutsche Wohnen AG	13,137	502
LEG Immobilien AG	1,260	118
Vonovia SE	19,685	782
		1,535
Hong Kong (10.7%)
Champion REIT	84,000	54
Cheung Kong Property Holdings Ltd.	157,500	1,234
Hang Lung Properties Ltd.	13,000	32
Henderson Land Development Co., Ltd.	54,333	303
	Shares	Value (000)
Hongkong Land Holdings Ltd.	212,600	$1,565
Hysan Development Co., Ltd.	146,921	701
Link REIT	128,164	975
New World Development Co., Ltd.	393,585	500
Sino Land Co., Ltd.	45,330	74
Sun Hung Kai Properties Ltd.	129,893	1,908
Swire Properties Ltd.	320,900	1,058
Wharf Holdings Ltd. (The)	60,816	504
		8,908
Ireland (0.8%)
Green REIT PLC	201,312	327
Hibernia REIT PLC	192,910	303
		630
Japan (10.0%)
Activia Properties, Inc. REIT	60	256
Advance Residence Investment Corp. REIT	94	234
Daiwa Office Investment Corp. REIT	11	55
GLP J-REIT	161	173
Hulic Co., Ltd.	28,300	289
Hulic REIT, Inc.	49	77
Invincible Investment Corp. REIT	618	265
Japan Hotel REIT Investment Corp. REIT	168	119
Japan Prime Realty Investment Corp. REIT	6	21
Japan Real Estate Investment Corp. REIT	82	408
Japan Rental Housing Investments, Inc. REIT	33	24
Japan Retail Fund Investment Corp. REIT	134	247
Kenedix Office Investment Corp. REIT	13	69
Mitsubishi Estate Co., Ltd.	97,200	1,809
Mitsui Fudosan Co., Ltd.	77,900	1,857
Mori Hills Investment Corp. REIT	71	87
Mori Trust Sogo Reit, Inc. REIT	13	21
Nippon Accommodations Fund, Inc. REIT	6	25
Nippon Building Fund, Inc. REIT	107	546
Nippon Prologis, Inc. REIT	59	126
Nomura Real Estate Master Fund, Inc. REIT	315	430
Orix, Inc. J-REIT	106	156
Sumitomo Realty & Development Co., Ltd.	23,000	709
United Urban Investment Corp. REIT	222	317
		8,320
Malta (0.1%)
BGP Holdings PLC (a)(d)(e)	5,886,464	94
Netherlands (0.7%)
Eurocommercial Properties N.V. CVA REIT	10,125	405
Vastned Retail N.V. REIT	992	41
Wereldhave N.V. REIT	2,320	114
		560
Norway (0.4%)
Entra ASA (c)	24,789	309
Norwegian Property ASA	35,401	43
		352

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (1.2%)
Ascendas Real Estate Investment Trust REIT	75,100	$143
CapitaLand Commercial Trust Ltd. REIT	193,700	234
CapitaLand Ltd.	33,100	84
CapitaLand Mall Trust REIT	112,400	161
EC World Real Estate Investment Trust Unit REIT	37,800	22
Global Logistic Properties Ltd.	33,100	69
Keppel REIT	139,420	116
Mapletree Commercial Trust REIT	36,500	42
Suntec REIT	59,000	80
UOL Group Ltd.	14,474	80
		1,031
Spain (0.8%)
Hispania Activos Inmobiliarios SAU REIT	8,959	148
Inmobiliaria Colonial SA	17,590	153
Merlin Properties Socimi SA REIT	26,066	330
		631
Sweden (0.7%)
Atrium Ljungberg AB, Class B	7,836	131
Castellum AB	13,852	203
Hufvudstaden AB, Class A	14,426	239
		573
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	4,965	464
Swiss Prime Site AG (Registered) (a)	533	48
		512
United Kingdom (5.7%)
British Land Co., PLC REIT	126,931	1,001
Capital & Regional PLC REIT	78,268	57
Derwent London PLC REIT	18,589	643
Great Portland Estates PLC REIT	70,638	549
Hammerson PLC REIT	44,057	330
Intu Properties PLC REIT	53,213	187
Land Securities Group PLC REIT	93,234	1,230
LXB Retail Properties PLC (a)	137,376	57
Segro PLC REIT	30,478	194
St. Modwen Properties PLC	47,304	221
Unite Group PLC REIT	11,479	97
Urban & Civic PLC	63,102	216
		4,782
United States (54.4%)
Alexandria Real Estate Equities, Inc. REIT	3,650	440
American Homes 4 Rent, Class A REIT	10,011	226
Apartment Investment & Management Co., Class A REIT	9,015	387
AvalonBay Communities, Inc. REIT	5,920	1,138
Blackstone Mortgage Trust, Inc., Class A REIT	7,200	227
Boston Properties, Inc. REIT	20,350	2,503
Brixmor Property Group, Inc. REIT	18,435	330
Camden Property Trust REIT	15,914	1,361
	Shares	Value (000)
CBL & Associates Properties, Inc. REIT	1,999	$17
Chesapeake Lodging Trust REIT	22,298	546
Colony Starwood Homes REIT	12,310	422
Columbia Property Trust, Inc. REIT	9,776	219
Corporate Office Properties Trust REIT	3,913	137
Cousins Properties, Inc. REIT	30,345	267
CubeSmart REIT	8,489	204
DCT Industrial Trust, Inc. REIT	10,781	576
DDR Corp. REIT	16,140	146
Digital Realty Trust, Inc. REIT	5,255	594
Douglas Emmett, Inc. REIT	7,158	273
Duke Realty Corp. REIT	16,251	454
Education Realty Trust, Inc. REIT	2,134	83
Equity Lifestyle Properties, Inc. REIT	3,374	291
Equity Residential REIT	33,379	2,197
Essex Property Trust, Inc. REIT	3,918	1,008
Federal Realty Investment Trust REIT	991	125
Gaming and Leisure Properties, Inc. REIT	8,985	338
GGP, Inc. REIT	98,388	2,318
HCP, Inc. REIT	9,225	295
Healthcare Realty Trust, Inc. REIT	25,008	854
Healthcare Trust of America, Inc., Class A REIT	12,951	403
Hilton Worldwide Holdings, Inc.	5,682	351
Host Hotels & Resorts, Inc. REIT	62,521	1,142
Hudson Pacific Properties, Inc. REIT	7,890	270
Invitation Homes, Inc. REIT	610	13
Kilroy Realty Corp. REIT	6,812	512
Kimco Realty Corp. REIT	3,117	57
LaSalle Hotel Properties REIT	44,829	1,336
Liberty Property Trust REIT	6,059	247
Life Storage, Inc. REIT	7,695	570
Macerich Co. (The) REIT	15,667	910
Mack-Cali Realty Corp. REIT	20,744	563
MedEquities Realty Trust, Inc. REIT	11,691	148
Monogram Residential Trust, Inc. REIT	12,000	116
National Retail Properties, Inc. REIT	10,024	392
Paramount Group, Inc. REIT	53,033	849
Pennsylvania Real Estate Investment Trust REIT	13,068	148
ProLogis, Inc. REIT	22,839	1,339
Public Storage REIT	13,087	2,729
QTS Realty Trust, Inc., Class A REIT	10,139	531
Regency Centers Corp. REIT	29,867	1,871
Rexford Industrial Realty, Inc. REIT	12,425	341
Simon Property Group, Inc. REIT	37,140	6,008
SL Green Realty Corp. REIT	2,040	216
Spirit Realty Capital, Inc. REIT	8,850	66
Starwood Property Trust, Inc. REIT	9,070	203
Tanger Factory Outlet Centers, Inc. REIT	12,979	337
Taubman Centers, Inc. REIT	2,894	172
Ventas, Inc. REIT	18,126	1,259
VEREIT, Inc. REIT	62,850	512

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Vornado Realty Trust REIT	33,579	$3,153
Welltower, Inc. REIT	9,334	699
		45,439
Total Common Stocks (Cost $62,239)		82,313
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $914)	914,036	914
Total Investments (99.7%) (Cost $63,153) (f)		83,227
Other Assets in Excess of Liabilities (0.3%)		237
Net Assets (100.0%)		$83,464

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  At June 30, 2017, the Fund held a fair valued security valued at approximately $94,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(e)  Security has been deemed illiquid at June 30, 2017.

(f)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,093,000 and the aggregate gross unrealized depreciation is approximately $1,019,000, resulting in net unrealized appreciation of approximately $20,074,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	29.8%
Retail	24.8
Other*	19.4
Office	14.0
Residential	12.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $62,239)	$82,313
Investment in Security of Affiliated Issuer, at Value (Cost $914)	914
Total Investments in Securities, at Value (Cost $63,153)	83,227
Foreign Currency, at Value (Cost $335)	341
Dividends Receivable	279
Receivable for Investments Sold	224
Tax Reclaim Receivable	27
Receivable for Fund Shares Sold	1
Receivable from Affiliate	—	@
Other Assets	23
Total Assets	84,122
Liabilities:
Payable for Investments Purchased	366
Payable for Advisory Fees	132
Payable for Fund Shares Redeemed	38
Payable for Custodian Fees	30
Payable for Servicing Fees	28
Payable for Professional Fees	21
Payable for Distribution Fees — Class II Shares	17
Payable for Administration Fees	6
Payable for Transfer Agency Fees	—	@
Other Liabilities	20
Total Liabilities	658
NET ASSETS	$83,464
Net Assets Consist of:
Paid-in-Capital	$157,329
Accumulated Undistributed Net Investment Income	1,851
Accumulated Net Realized Loss	(95,797)
Unrealized Appreciation (Depreciation) on:
Investments	20,074
Foreign Currency Translations	7
Net Assets	$83,464
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,776,489 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.73

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $69 of Foreign Taxes Withheld)	$1,775
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	1,777
Expenses:
Advisory Fees (Note B)	357
Distribution Fees — Class II Shares (Note E)	105
Servicing Fees (Note D)	71
Custodian Fees (Note G)	43
Professional Fees	43
Administration Fees (Note C)	34
Shareholder Reporting Fees	11
Pricing Fees	8
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	2
Other Expenses	6
Total Expenses	683
Waiver of Advisory Fees (Note B)	(95)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	587
Net Investment Income	1,190
Realized Gain:
Investments Sold	2,419
Foreign Currency Transactions	17
Net Realized Gain	2,436
Change in Unrealized Appreciation (Depreciation):
Investments	(668)
Foreign Currency Translations	7
Net Change in Unrealized Appreciation (Depreciation)	(661)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,775
Net Increase in Net Assets Resulting from Operations	$2,965

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,190	$1,393
Net Realized Gain	2,436	1,970
Net Change in Unrealized Appreciation (Depreciation)	(661)	(585)
Net Increase in Net Assets Resulting from Operations	2,965	2,778
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,228)
Capital Share Transactions:(1)
Class II:
Subscribed	5,137	9,168
Distributions Reinvested	—	1,228
Redeemed	(10,885)	(20,583)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,748)	(10,187)
Total Decrease in Net Assets	(2,783)	(8,637)
Net Assets:
Beginning of Period	86,247	94,884
End of Period (Including Accumulated Undistributed Net Investment Income of $1,851 and $661)	$83,464	$86,247
(1) Capital Share Transactions:
Class II:
Shares Subscribed	484	880
Shares Issued on Distributions Reinvested	—	115
Shares Redeemed	(1,030)	(1,995)
Net Decrease in Class II Shares Outstanding	(546)	(1,000)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$10.36		$10.18		$10.57		$9.35		$9.46		$7.32
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.16		0.14		0.16		0.13		0.13
Net Realized and Unrealized Gain (Loss)	0.22		0.16		(0.29)		1.13		0.12		2.06
Total from Investment Operations	0.37		0.32		(0.15)		1.29		0.25		2.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.24)		(0.07)		(0.36)		(0.05)
Net Asset Value, End of Period	$10.73		$10.36		$10.18		$10.57		$9.35		$9.46
Total Return(3)	3.57	%(6)	3.12%		(1.42)%		13.85%		2.63%		29.94%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,464		$86,247		$94,884		$104,996		$96,717		$96,914
Ratio of Expenses to Average Net Assets(8)	1.40	%(4)(7)	1.40	%(4)	1.40	%(4)	1.40	%(4)	1.40	%(4)	1.40	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	2.83	%(4)(7)	1.54	%(4)	1.80	%(4)	1.54	%(4)	1.36	%(4)	1.56	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	18	%(6)	24%		26%		31%		30%		29%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.63	%(7)	1.60%		1.67%		1.72%		1.69%		1.71%
Net Investment Income to Average Net Assets	2.60	%(7)	1.34%		1.53%		1.22%		1.07%		1.24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not Annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$24,795	$—	$—	$24,795
Health Care	3,688	—	—	3,688
Industrial	3,813	—	—	3,813
Lodging/Resorts	3,494	—	—	3,494
Mixed Industrial/Office	729	—	—	729
Office	11,675	—	—	11,675
Residential	9,866	—	94	9,960
Retail	20,656	—	—	20,656
Self Storage	3,503	—	—	3,503
Total Common Stocks	82,219	—	94	82,313
Short-Term Investment
Investment Company	914	—	—	914
Total Assets	$83,133	$—	$94	$83,227

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$189
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(95)
Realized gains (losses)	—
Ending Balance	$94
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(95)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017.

	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$94	Market Transaction Method	Transaction Valuation	$0.02	$0.02	$0.02	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $95,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $14,860,000 and $19,533,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$747	$7,955	$7,788	$2	$914

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,228	$—	$2,282	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, character differences on distributions from real estate investment trust securities and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$270	$(274)	$4

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,009	$—

At December 31, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$92,966	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2016, the Fund had utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $771,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.0%.

L. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
1855851 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	30
Consolidated Statements of Changes in Net Assets	31
Consolidated Financial Highlights	32
Notes to Consolidated Financial Statements	34
Investment Advisory Agreement Approval	46
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,085.10	$1,020.43	$4.55	$4.41	0.88%
Global Strategist Portfolio Class II	1,000.00	1,084.50	1,019.93	5.07	4.91	0.98

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (44.7%)
Agency Adjustable Rate Mortgages (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 2.52%, 7/1/45 (Cost $90)	$88	$90
Agency Fixed Rate Mortgages (2.3%)
United States (2.3%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 2/1/45 - 6/1/45	475	490
Federal National Mortgage Association, Conventional Pools: 3.00%, 5/1/30 - 4/1/45	369	374
4.00%, 11/1/41 - 1/1/46	538	570
4.50%, 3/1/41 - 11/1/44	320	347
5.00%, 1/1/41 - 3/1/41	107	119
6.00%, 1/1/38	22	24
6.50%, 8/1/38	5	6
July TBA: 3.50%, 7/1/47 (a)	386	397
4.00%, 7/1/47 (a)	350	368
4.50%, 7/1/47 (a)	100	107
Government National Mortgage Association, Various Pool: 4.00%, 7/15/44	74	78
Total Agency Fixed Rate Mortgages (Cost $2,893)		2,880
Asset-Backed Securities (0.1%)
United States (0.1%)
Louisiana Public Facilities Authority 0.00%, 4/26/27 (b)	72	71
North Carolina State Education Assistance Authority 1.96%, 7/25/25 (b)	62	62
Total Asset-Backed Securities (Cost $131)		133
Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
COMM Mortgage Trust, 3.28%, 1/10/46	45	46
3.96%, 3/10/47	144	152
4.89%, 7/15/47 (b)(c)	100	88
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (b)	77	83
JPMBB Commercial Mortgage Securities Trust, 4.11%, 9/15/47 (b)(c)	100	85
4.71%, 9/15/47 (b)(c)	102	85
4.82%, 8/15/47 (b)(c)	144	123
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63	40	42
Wells Fargo Commercial Mortgage Trust, 2.19%, 2/15/27 (b)(c)	199	199
3.94%, 8/15/50 (c)	160	130
	Face Amount (000)		Value (000)
WF-RBS Commercial Mortgage Trust, 3.99%, 5/15/47 (c)		$150	$118
4.14%, 10/15/57 (b)(c)		144	117
5.15%, 9/15/46 (b)(c)		140	135
WFCG Commercial Mortgage Trust, 4.27%, 11/15/29 (b)(c)		137	137
Total Commercial Mortgage-Backed Securities (Cost $1,575)			1,540
Corporate Bonds (11.1%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd., 5.13%, 9/10/19	EUR	100	126
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		$70	75
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	96
Transurban Finance Co., Pty Ltd., 4.13%, 2/2/26 (c)		70	73
			370
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24		125	131
Canada (0.2%)
Goldcorp, Inc., 3.70%, 3/15/23		73	76
Royal Bank of Canada, 2.75%, 2/1/22		250	254
			330
China (0.3%)
Baidu, Inc., 2.88%, 7/6/22 (d)		200	199
3.25%, 8/6/18		225	228
			427
Colombia (0.2%)
Ecopetrol SA, 5.88%, 9/18/23		230	252
France (0.9%)
Air Liquide Finance SA, 1.75%, 9/27/21 (c)		200	195
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19	EUR	200	238
BNP Paribas SA, 3.80%, 1/10/24 (c)		$200	209
5.00%, 1/15/21		85	93
BPCE SA, 5.15%, 7/21/24 (c)		200	214
Electricite de France SA, 5.00%, 1/22/26 (b)(e)	EUR	100	122
TOTAL SA, 2.25%, 2/26/21 (b)(e)		100	116
			1,187

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Germany (0.7%)
BMW US Capital LLC, 2.15%, 4/6/20 (c)		$200	$201
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (c)		150	153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.00%, 5/26/41 (b)	EUR	100	136
Siemens Financieringsmaatschappij N.V., 2.15%, 5/27/20 (c)		$250	252
Vier Gas Transport GmbH, 3.13%, 7/10/23	EUR	100	131
			873
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		$120	118
Italy (0.2%)
FCA Bank Ireland SpA, 1.38%, 4/17/20	EUR	100	117
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		$100	112
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	48
			277
Malaysia (0.2%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		$200	207
Netherlands (0.4%)
ABN Amro Bank N.V., 2.88%, 6/30/25 (b)	EUR	100	121
Cooperatieve Rabobank UA, 3.88%, 2/8/22		$50	53
Series G 3.75%, 11/9/20	EUR	50	63
ING Bank N.V., 5.80%, 9/25/23 (c)		$200	226
			463
Spain (0.4%)
Santander Issuances SAU, 5.18%, 11/19/25		200	215
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	200	255
			470
Sweden (0.2%)
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20		$250	251
Switzerland (0.4%)
ABB Treasury Center USA, Inc., 4.00%, 6/15/21 (c)		50	53
Credit Suisse AG, 0.63%, 11/20/18	EUR	200	230
6.00%, 2/15/18		$25	26
	Face Amount (000)		Value (000)
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (c)		$200	$205
			514
United Kingdom (1.3%)
BP Capital Markets PLC, 2.50%, 11/6/22		100	99
Heathrow Funding Ltd., 4.60%, 2/15/20	EUR	50	59
4.88%, 7/15/23 (c)		$100	108
HSBC Holdings PLC, 4.25%, 3/14/24		200	207
Lloyds Bank PLC, 6.50%, 3/24/20	EUR	200	265
Nationwide Building Society, 6.25%, 2/25/20 (c)		$270	298
NGG Finance PLC, 5.63%, 6/18/73 (b)	GBP	100	148
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		$200	205
Standard Chartered PLC, 2.10%, 8/19/19 (c)		225	224
			1,613
United States (5.2%)
Abbott Laboratories, 3.40%, 11/30/23		125	128
Air Lease Corp., 2.13%, 1/15/20		150	149
American Express Credit Corp., 2.20%, 3/3/20		125	126
MTN 3.30%, 5/3/27		125	125
American International Group, Inc., 4.88%, 6/1/22		50	55
Amgen, Inc., 2.65%, 5/11/22		150	151
Apple, Inc., 2.50%, 2/9/22		200	202
AT&T, Inc., 4.25%, 3/1/27		50	52
4.50%, 3/9/48		95	89
AvalonBay Communities, Inc., Series G 2.95%, 9/15/22		50	51
Bank of America Corp., MTN 4.20%, 8/26/24		175	182
5.00%, 1/21/44		70	79
Becton Dickinson and Co., 2.89%, 6/6/22		125	126
Capital One NA, 1.85%, 9/13/19		250	248
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		25	27
6.48%, 10/23/45		50	60

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
Citigroup, Inc., 5.50%, 9/13/25	$75	$84
8.13%, 7/15/39	75	115
Coca-Cola Co., 3.20%, 11/1/23	100	104
ConocoPhillips Co., 4.95%, 3/15/26	75	84
Discover Bank, 3.10%, 6/4/20	255	260
Duke Energy Corp., 1.80%, 9/1/21	100	98
Enterprise Products Operating LLC, 3.35%, 3/15/23	50	51
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	200	215
Ford Motor Credit Co., LLC, 2.68%, 1/9/20	200	201
General Motors Financial Co., Inc., 2.35%, 10/4/19	75	75
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	80	80
6.75%, 10/1/37	125	163
Home Depot, Inc., 5.88%, 12/16/36	50	65
HSBC Finance Corp., 6.68%, 1/15/21	175	197
HSBC USA, Inc., 3.50%, 6/23/24	100	103
Johnson Controls International PLC, 3.90%, 2/14/26	75	79
JPMorgan Chase & Co., 2.25%, 1/23/20	200	201
3.20%, 6/15/26	100	99
Lockheed Martin Corp., 3.55%, 1/15/26	100	104
McDonald's Corp., MTN 3.38%, 5/26/25	100	102
Medtronic, Inc., 3.63%, 3/15/24	100	105
Merck & Co., Inc., 2.80%, 5/18/23	100	102
Microsoft Corp., 1.55%, 8/8/21	200	196
NBC Universal Media LLC, 4.38%, 4/1/21	130	140
NetApp, Inc., 2.00%, 12/15/17	25	25
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	125	127
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18	80	85
Oracle Corp., 3.40%, 7/8/24	75	78
PepsiCo, Inc., 3.60%, 3/1/24	100	106
	Face Amount (000)		Value (000)
PNC Financial Services Group, Inc. (The), 3.15%, 5/19/27		$125	$125
QUALCOMM, Inc., 2.60%, 1/30/23		100	100
Rockwell Collins, Inc., 1.95%, 7/15/19		100	100
Spectra Energy Capital LLC, 7.50%, 9/15/38		50	66
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		100	97
Time Warner, Inc., 3.88%, 1/15/26		125	127
UnitedHealth Group, Inc., 2.88%, 3/15/23		100	102
Verizon Communications, Inc., 4.67%, 3/15/55		82	77
Visa, Inc., 3.15%, 12/14/25		75	76
Wal-Mart Stores, Inc., 2.55%, 4/11/23		50	50
Wells Fargo & Co., 3.00%, 10/23/26		325	317
			6,531
Total Corporate Bonds (Cost $13,788)			14,014
Mortgages — Other (0.4%)
United States (0.4%)
Freddie Mac Whole Loan Securities Trust, 3.00%, 9/25/45 - 7/25/46		228	224
3.50%, 5/25/45 - 7/25/46		320	323
4.00%, 5/25/45		27	27
Total Mortgages — Other (Cost $581)			574
Sovereign (25.4%)
Australia (0.8%)
Australia Government Bond, 2.75%, 11/21/27	AUD	950	737
3.25%, 4/21/25		420	340
			1,077
Austria (0.3%)
Austria Government Bond, 1.20%, 10/20/25 (c)	EUR	340	412
Belgium (1.2%)
Belgium Government Bond, 0.80%, 6/22/25 (c)		1,300	1,522
Bermuda (0.2%)
Bermuda Government International Bond, 4.85%, 2/6/24 (c)		$200	217
Brazil (3.3%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21 - 1/1/23	BRL	14,670	4,182
Canada (1.1%)
Canadian Government Bond, 0.50%, 3/1/22	CAD	680	504
1.50%, 6/1/26		1,240	940
			1,444

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd., 2.63%, 10/17/20	EUR	130	$158
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (c)		$200	201
			359
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	670	101
France (0.8%)
France Government Bond OAT, 1.75%, 5/25/23	EUR	580	727
3.25%, 5/25/45		160	243
			970
Germany (0.8%)
Bundesrepublik Deutschland, 1.00%, 8/15/25		210	255
4.25%, 7/4/39		300	557
4.75%, 7/4/34		90	165
			977
Greece (1.0%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 - 2/24/42 (f)		1,400	1,273
Hungary (0.1%)
Hungary Government International Bond, 5.75%, 11/22/23		$130	149
Indonesia (0.2%)
Indonesia Government International Bond, 5.88%, 1/15/24		200	229
Ireland (0.1%)
Ireland Government Bond, 5.40%, 3/13/25	EUR	80	124
Italy (1.3%)
Italy Buoni Poliennali Del Tesoro, 1.45%, 9/15/22		480	561
1.50%, 6/1/25		260	291
2.35%, 9/15/24 (c)		542	688
5.00%, 9/1/40		100	148
			1,688
Japan (6.3%)
Japan Government Five Year Bond, 0.20%, 3/20/19	JPY	52,000	465
Japan Government Ten Year Bond, 0.10%, 6/20/26		100,000	893
0.50%, 9/20/24		140,000	1,290
1.10%, 3/20/21 - 6/20/21		197,000	1,831
1.70%, 6/20/18		92,000	832
Japan Government Thirty Year Bond, 1.70%, 6/20/33 - 3/20/44		149,000	1,602
2.00%, 9/20/40		95,000	1,081
			7,994
	Face Amount (000)		Value (000)
Mexico (1.4%)
Mexican Bonos, Series M 5.75%, 3/5/26	MXN	3,000	$155
6.50%, 6/10/21		18,000	989
7.50%, 6/3/27		7,000	406
Petroleos Mexicanos, 4.88%, 1/18/24		$190	193
6.38%, 1/23/45		50	49
			1,792
Netherlands (0.4%)
Netherlands Government Bond, 0.25%, 7/15/25 (c)	EUR	450	510
Norway (0.1%)
Norway Government Bond, 2.00%, 5/24/23 (c)	NOK	730	91
Poland (0.1%)
Poland Government Bond, 4.00%, 10/25/23	PLN	330	95
Portugal (1.8%)
Portugal Obrigacoes do Tesouro OT, 2.88%, 7/21/26 (c)	EUR	961	1,105
4.13%, 4/14/27 (c)		903	1,127
			2,232
Russia (0.4%)
Russian Federal Bond - OFZ, 7.00%, 8/16/23	RUB	29,650	487
South Africa (0.1%)
South Africa Government Bond, 8.00%, 1/31/30	ZAR	1,490	103
Spain (1.0%)
Spain Government Bond, 0.40%, 4/30/22	EUR	330	378
1.95%, 7/30/30 (c)		440	504
Spain Government Inflation Linked Bond, 1.00%, 11/30/30 (c)		315	370
			1,252
Sweden (0.0%)
Sweden Government Bond, 1.00%, 11/12/26	SEK	470	58
United Kingdom (2.2%)
United Kingdom Gilt, 1.50%, 1/22/21	GBP	180	243
2.75%, 9/7/24		860	1,262
4.25%, 6/7/32 - 9/7/39		670	1,228
			2,733
Total Sovereign (Cost $31,588)			32,071
U.S. Treasury Securities (4.1%)
United States (4.1%)
U.S. Treasury Bonds, 2.50%, 2/15/45		$900	840
3.50%, 2/15/39		460	520

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
U.S. Treasury Notes, 0.38%, 1/15/27	$2,068	$2,032
1.75%, 4/30/22	1,530	1,522
2.25%, 2/15/27	210	209
Total U.S. Treasury Securities (Cost $5,114)		5,123
Total Fixed Income Securities (Cost $55,760)		56,425
	Shares
Common Stocks (47.9%)
Australia (0.9%)
AGL Energy Ltd.	677	13
Alumina Ltd.	7,072	10
Amcor Ltd.	2,089	26
AMP Ltd.	5,422	22
ASX Ltd.	375	15
Australia & New Zealand Banking Group Ltd.	5,059	112
BHP Billiton Ltd.	4,416	79
Brambles Ltd.	2,347	18
CIMIC Group Ltd.	311	9
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	122
CSL Ltd.	753	80
Evolution Mining Ltd.	2,917	5
Fortescue Metals Group Ltd.	2,175	9
GPT Group REIT	5,821	21
Incitec Pivot Ltd.	3,371	9
Independence Group NL	1,019	2
Insurance Australia Group Ltd.	3,794	20
Macquarie Group Ltd.	541	37
National Australia Bank Ltd.	3,813	87
Newcrest Mining Ltd.	2,137	33
Northern Star Resources Ltd.	1,043	4
Orica Ltd.	817	13
Origin Energy Ltd. (g)	1,806	9
Orora Ltd.	2,089	5
QBE Insurance Group Ltd.	2,858	26
Regis Resources Ltd.	870	3
Resolute Mining Ltd.	1,280	1
Rio Tinto Ltd.	594	29
Santos Ltd. (g)	1,513	3
Saracen Mineral Holdings Ltd. (g)	1,402	1
Scentre Group REIT	7,639	24
Shopping Centres Australasia Property Group REIT	357	1
South32 Ltd.	7,996	17
South32 Ltd.	4,416	9
St. Barbara Ltd. (g)	864	2
Star Entertainment Grp Ltd. (The)	278	1
Stockland REIT	7,433	25
Suncorp Group Ltd.	2,222	25
Sydney Airport	574	3
Tabcorp Holdings Ltd.	285	1
	Shares	Value (000)
Telstra Corp., Ltd.	5,482	$18
Transurban Group	2,557	23
Treasury Wine Estates Ltd.	1,224	12
Wesfarmers Ltd.	1,477	46
Westfield Corp. REIT	3,501	22
Westpac Banking Corp.	3,877	91
Woodside Petroleum Ltd.	850	19
Woolworths Ltd.	1,677	33
		1,198
Austria (0.1%)
BUWOG AG (g)	28	1
Erste Group Bank AG (g)	1,507	58
Immofinanz AG (g)	560	1
Raiffeisen Bank International AG (g)	499	13
Verbund AG	75	1
Voestalpine AG	158	7
		81
Belgium (0.1%)
Ageas	219	9
Anheuser-Busch InBev N.V.	525	58
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	11
KBC Group N.V.	1,159	88
Solvay SA	57	7
Umicore SA	127	9
		186
Canada (1.1%)
Agnico-Eagle Mines Ltd.	339	15
Agnico-Eagle Mines Ltd.	200	9
Agrium, Inc.	200	18
Alamos Gold, Inc., Class A	462	3
Asanko Gold, Inc. (g)	378	1
B2Gold Corp. (g)	1,631	5
Bank of Montreal	500	37
Bank of Nova Scotia	800	48
Barrick Gold Corp.	19,334	308
Barrick Gold Corp.	1,100	17
BCE, Inc.	1,000	45
Blackberry Ltd. (g)	500	5
Brookfield Asset Management, Inc., Class A	1,050	41
Brookfield Business Partners LP	21	1
Brookfield Property Partners LP	40	1
Cameco Corp.	500	4
Canadian Imperial Bank of Commerce	500	41
Canadian National Railway Co.	1,000	81
Canadian Natural Resources Ltd.	1,000	29
Canadian Pacific Railway Ltd.	200	32
Cenovus Energy, Inc.	800	6
Centerra Gold, Inc.	506	3
Crescent Point Energy Corp.	300	2
Detour Gold Corp. (g)	304	4
Eldorado Gold Corp.	600	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Eldorado Gold Corp.	1,244	$3
Enbridge, Inc.	418	17
Enbridge, Inc.	900	36
Encana Corp.	900	8
Endeavour Mining Corp. (g)	146	2
First Majestic Silver Corp. (g)	284	2
Fortuna Silver Mines, Inc. (g)	252	1
Franco-Nevada Corp.	267	19
Goldcorp, Inc.	1,280	16
Goldcorp, Inc.	800	10
Guyana Goldfields, Inc. (g)	297	1
IAMGOLD Corp. (g)	783	4
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (g)	2,161	9
Kinross Gold Corp. (g)	1,200	5
Kirkland Lake Gold Ltd.	351	3
Klondex Mines Ltd. (g)	299	1
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	28
Manulife Financial Corp.	2,900	54
National Bank of Canada	400	17
New Gold, Inc. (g)	892	3
Obsidian Energy Ltd. (g)	500	1
OceanaGold Corp.	1,062	3
Osisko Gold Royalties Ltd.	185	2
Pan American Silver Corp.	264	4
Potash Corp. of Saskatchewan, Inc.	900	15
Power Corp. of Canada	600	14
PrairieSky Royalty Ltd.	20	—	@
Rogers Communications, Inc., Class B	400	19
Royal Bank of Canada	1,200	87
Sandstorm Gold Ltd. (g)	261	1
SEMAFO, Inc. (g)	564	1
Silver Standard Resources, Inc. (g)	207	2
Sun Life Financial, Inc.	800	29
Suncor Energy, Inc.	1,600	47
Tahoe Resources, Inc.	540	5
Teck Resources Ltd., Class B	500	9
Thomson Reuters Corp.	500	23
Torex Gold Resources, Inc. (g)	138	3
Toronto-Dominion Bank (The)	1,800	91
TransCanada Corp.	600	29
Trisura Group Ltd. (g)	6	—	@
Wheaton Precious Metals Corp.	652	13
Wheaton Precious Metals Corp.	400	8
Yamana Gold, Inc.	900	2
Yamana Gold, Inc.	1,748	4
		1,419
China (0.0%)
Yum China Holdings, Inc. (g)	258	10
Zhaojin Mining Industry Co., Ltd. H Shares (h)	1,500	1
Zijin Mining Group Co., Ltd. H Shares (h)	10,000	4
		15
	Shares	Value (000)
Denmark (0.6%)
AP Moller - Maersk A/S Series A	8	$15
AP Moller - Maersk A/S Series B	16	32
Danske Bank A/S	1,098	42
DSV A/S	3,272	201
ISS A/S	2,694	106
Novo Nordisk A/S Series B	6,541	280
Novozymes A/S Series B	530	23
Vestas Wind Systems A/S	621	58
		757
Finland (0.1%)
Elisa Oyj	163	6
Fortum Oyj	382	6
Kone Oyj, Class B	343	18
Metso Oyj	120	4
Nokia Oyj	3,329	20
Nokian Renkaat Oyj	141	6
Sampo Oyj, Class A	355	18
Stora Enso Oyj, Class R	588	8
UPM-Kymmene Oyj	325	9
Valmet Oyj	120	2
Wartsila Oyj	171	10
		107
France (4.1%)
Accor SA	7,305	342
Aeroports de Paris (ADP)	328	53
Air Liquide SA	303	37
Airbus SE	396	33
Alstom SA (g)	238	8
ArcelorMittal (g)	262	6
Atos SE	2,117	297
AXA SA	1,795	49
BNP Paribas SA	5,684	409
Bouygues SA	5,937	250
Capgemini SE	4,092	423
Carrefour SA	436	11
CGG SA (g)	5	—	@
Christian Dior SE	75	21
Cie de Saint-Gobain	12,641	675
Cie Generale des Etablissements Michelin	214	28
Credit Agricole SA	6,033	97
Danone SA	432	32
Electricite de France SA	328	4
Engie SA	1,158	18
Essilor International SA	178	23
Fonciere Des Regions REIT	31	3
Gecina SA REIT	22	3
Groupe Eurotunnel SE	7,225	77
Hermes International	11	5
Klepierre REIT	187	8
L'Oreal SA	246	51
Legrand SA	114	8
LVMH Moet Hennessy Louis Vuitton SE	185	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Metropole Television SA	991	$23
Natixis SA	4,008	27
Orange SA	1,686	27
Pernod Ricard SA	206	28
Peugeot SA	27,025	539
Publicis Groupe SA	183	14
Renault SA	194	18
Rexel SA	6,308	103
Safran SA	147	14
Sanofi	455	44
Schneider Electric SE (g)	459	35
SES SA	360	8
Societe Generale SA	4,138	223
Sodexo SA	160	21
Television Francaise 1	3,043	43
Thales SA	92	10
Total SA	1,305	65
Unibail-Rodamco SE REIT	52	13
Vallourec SA (g)	98	1
Veolia Environnement SA	344	7
Vinci SA	9,668	825
Vivendi SA	1,030	23
		5,128
Germany (1.1%)
Adidas AG	126	24
Allianz SE (Registered)	284	56
BASF SE	417	39
Bayer AG (Registered)	471	61
Bayerische Motoren Werke AG	254	24
Commerzbank AG (g)	4,610	55
Continental AG	60	13
Daimler AG (Registered)	486	35
Deutsche Bank AG (Registered)	628	11
Deutsche Boerse AG	3,431	362
Deutsche Lufthansa AG (Registered)	129	3
Deutsche Post AG (Registered)	433	16
Deutsche Telekom AG (Registered)	1,535	27
E.ON SE	1,058	10
Fraport AG Frankfurt Airport Services Worldwide	888	78
Fresenius Medical Care AG & Co., KGaA	133	13
Fresenius SE & Co., KGaA	290	25
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	14
Henkel AG & Co., KGaA (Preference)	211	29
Infineon Technologies AG	911	19
K&S AG (Registered)	63	2
Lanxess AG	38	3
Linde AG	109	21
Merck KGaA	138	17
Metro AG	125	4
Muenchener Rueckversicherungs AG (Registered)	146	29
Osram Licht AG	40	3
	Shares	Value (000)
Porsche Automobil Holding SE (Preference)	188	$10
ProSiebenSat.1 Media SE (Registered)	3,650	153
QIAGEN N.V. (g)	321	11
RWE AG (g)	346	7
Salzgitter AG	52	2
SAP SE	563	59
Siemens AG (Registered)	408	56
Stroeer SE & Co. KGaA	645	39
ThyssenKrupp AG	146	4
Uniper SE	105	2
Volkswagen AG	26	4
Volkswagen AG (Preference)	107	16
		1,360
Greece (0.1%)
Alpha Bank AE (g)	13,523	33
Eurobank Ergasias SA (g)	19,143	21
National Bank of Greece SA (g)	80,115	31
Piraeus Bank SA (g)	76,507	19
		104
Hong Kong (0.4%)
Bank of East Asia Ltd. (The)	3,619	16
BOC Hong Kong Holdings Ltd.	4,500	21
Cheung Kong Property Holdings Ltd.	4,052	32
CK Hutchison Holdings Ltd.	4,052	51
CLP Holdings Ltd.	2,700	29
Esprit Holdings Ltd. (g)	2,897	1
Global Brands Group Holding Ltd. (g)	8,000	1
Hanergy Thin Film Power Group Ltd. (g)(i)(j)	18,000	—	@
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	4,000	10
Hang Seng Bank Ltd.	1,700	36
Henderson Land Development Co., Ltd.	3,778	21
Hong Kong & China Gas Co., Ltd.	8,550	16
Hong Kong Exchanges & Clearing Ltd.	1,445	37
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Li & Fung Ltd.	8,000	3
Link REIT	2,754	21
MTR Corp., Ltd.	3,366	19
New World Development Co., Ltd.	7,930	10
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	15
Sino Land Co., Ltd.	6,349	10
Sun Hung Kai Properties Ltd.	2,530	37
Swire Pacific Ltd., Class A	1,000	10
Swire Properties Ltd.	950	3
Wharf Holdings Ltd. (The)	1,400	12
Wynn Macau Ltd.	2,800	6
		445

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Ireland (0.2%)
Bank of Ireland (g)	119,407	$31
CRH PLC	7,414	262
		293
Italy (1.1%)
Assicurazioni Generali SpA	766	13
Atlantia SpA	12,415	349
Banco BPM SpA (g)	215	1
CNH Industrial N.V.	456	5
Enel SpA	4,573	25
Eni SpA	1,280	19
EXOR N.V.	55	3
Ferrari N.V.	61	5
Fiat Chrysler Automobiles N.V. (g)	607	6
Intesa Sanpaolo SpA	64,648	204
Italgas SpA	197	1
Leonardo SpA	351	6
Luxottica Group SpA	69	4
Mediaset SpA	28,152	111
Mediobanca SpA	42,313	418
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (g)	41	—	@
Saipem SpA (g)	15	—	@
Snam SpA	989	4
Telecom Italia SpA	2,252	2
Telecom Italia SpA (g)	5,340	5
Tenaris SA	277	4
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA (g)	8,490	159
Unione di Banche Italiane SpA	4,238	18
		1,370
Japan (3.3%)
Aeon Co., Ltd.	1,900	29
Aisin Seiki Co., Ltd.	400	20
Ajinomoto Co., Inc.	2,000	43
Asahi Glass Co., Ltd.	400	17
Asahi Group Holdings Ltd.	900	34
Asahi Kasei Corp.	3,000	32
Astellas Pharma, Inc.	2,500	31
Bridgestone Corp.	1,200	52
Canon, Inc.	1,300	44
Central Japan Railway Co.	234	38
Chubu Electric Power Co., Inc.	1,100	15
Chugoku Electric Power Co., Inc. (The)	700	8
Concordia Financial Group Ltd.	5,000	25
Dai Nippon Printing Co., Ltd.	1,000	11
Dai-ichi Life Holdings, Inc.	1,700	31
Daiichi Sankyo Co., Ltd.	1,000	24
Daikin Industries Ltd.	400	41
Daiwa House Industry Co., Ltd.	2,000	68
Daiwa Securities Group, Inc.	5,000	30
Denso Corp.	700	29
East Japan Railway Co.	500	48
	Shares	Value (000)
Eisai Co., Ltd.	600	$33
FANUC Corp.	300	58
Fast Retailing Co., Ltd.	100	33
FUJIFILM Holdings Corp.	1,000	36
Fujitsu Ltd.	4,000	29
Hankyu Hanshin Holdings, Inc.	1,000	36
Hitachi Ltd.	5,000	31
Honda Motor Co., Ltd.	1,900	52
Hoya Corp.	900	47
Inpex Corp.	1,200	12
ITOCHU Corp.	2,200	33
Japan Tobacco, Inc.	1,246	44
JFE Holdings, Inc.	900	16
JXTG Holdings, Inc.	4,300	19
Kansai Electric Power Co., Inc. (The)	1,200	16
Kao Corp.	700	42
KDDI Corp.	1,800	48
Keyence Corp.	400	175
Kintetsu Group Holdings Co., Ltd.	6,000	23
Kirin Holdings Co., Ltd.	2,000	41
Kobe Steel Ltd. (g)	800	8
Komatsu Ltd.	1,600	41
Konica Minolta, Inc.	1,500	12
Kubota Corp.	3,000	50
Kuraray Co., Ltd.	1,000	18
Kyocera Corp.	600	35
Kyushu Electric Power Co., Inc.	800	10
LIXIL Group Corp.	1,100	27
Marubeni Corp.	3,000	19
Mitsubishi Chemical Holdings Corp.	3,500	29
Mitsubishi Corp.	1,800	38
Mitsubishi Electric Corp.	3,000	43
Mitsubishi Estate Co., Ltd.	2,000	37
Mitsubishi Heavy Industries Ltd.	7,000	29
Mitsui & Co., Ltd.	2,200	31
Mitsui Fudosan Co., Ltd.	2,000	48
Mitsui OSK Lines Ltd.	3,000	9
Mizuho Financial Group, Inc.	28,900	53
MS&AD Insurance Group Holdings, Inc.	1,100	37
Murata Manufacturing Co., Ltd.	300	46
NEC Corp.	8,000	21
NGK Insulators Ltd.	1,000	20
Nidec Corp.	400	41
Nikon Corp.	800	13
Nintendo Co., Ltd.	100	33
Nippon Building Fund, Inc. REIT	4	20
Nippon Steel Sumitomo Metal Corp.	1,000	23
Nippon Telegraph & Telephone Corp.	1,400	66
Nippon Yusen KK (g)	3,000	6
Nissan Motor Co., Ltd.	3,000	30
Nitto Denko Corp.	300	25
Nomura Holdings, Inc.	5,300	32
NTT DoCoMo, Inc.	2,100	49

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Odakyu Electric Railway Co., Ltd.	1,500	$30
Olympus Corp.	500	18
Omron Corp.	700	30
Oriental Land Co., Ltd.	800	54
ORIX Corp.	1,710	26
Osaka Gas Co., Ltd.	5,000	20
Panasonic Corp.	2,800	38
Rakuten, Inc.	2,000	23
Ricoh Co., Ltd.	2,000	18
Rohm Co., Ltd.	300	23
Secom Co., Ltd.	500	38
Sekisui House Ltd.	2,000	35
Seven & I Holdings Co., Ltd.	1,200	49
Sharp Corp. (g)	2,000	7
Shikoku Electric Power Co., Inc.	500	6
Shin-Etsu Chemical Co., Ltd.	500	45
Shionogi & Co., Ltd.	1,200	67
Shiseido Co., Ltd.	800	28
Shizuoka Bank Ltd. (The)	3,000	27
SMC Corp.	200	61
SoftBank Group Corp.	1,100	89
Sompo Holdings, Inc.	1,000	39
Sony Corp.	1,300	50
Sumitomo Chemical Co., Ltd.	3,000	17
Sumitomo Corp.	1,900	25
Sumitomo Electric Industries Ltd.	1,200	18
Sumitomo Metal Mining Co., Ltd.	1,000	13
Sumitomo Mitsui Financial Group, Inc.	1,900	74
Sumitomo Mitsui Trust Holdings, Inc.	500	18
Sumitomo Realty & Development Co., Ltd.	1,000	31
Suzuki Motor Corp.	700	33
T&D Holdings, Inc.	1,700	26
Takeda Pharmaceutical Co., Ltd.	900	46
TDK Corp.	400	26
Terumo Corp.	1,000	39
Tohoku Electric Power Co., Inc.	1,000	14
Tokio Marine Holdings, Inc.	1,100	45
Tokyo Electric Power Co. Holdings, Inc. (g)	3,400	14
Tokyo Electron Ltd.	500	67
Tokyo Gas Co., Ltd.	4,000	21
Tokyu Corp.	3,000	23
Toray Industries, Inc.	3,000	25
Toshiba Corp. (g)	5,000	12
Toyota Industries Corp.	800	42
Toyota Motor Corp.	3,400	178
West Japan Railway Co.	400	28
Yahoo! Japan Corp.	4,700	20
Yamada Denki Co., Ltd.	2,500	12
Yamato Holdings Co., Ltd.	400	8
		4,189
	Shares	Value (000)
Netherlands (0.7%)
ABN AMRO Group N.V. CVA (c)	1,005	$27
Akzo Nobel N.V.	228	20
ASML Holding N.V.	299	39
Fugro N.V. CVA (g)	56	1
Heineken N.V.	360	35
ING Groep N.V.	19,830	342
Koninklijke Ahold Delhaize N.V.	882	17
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	39
Koninklijke Vopak N.V.	68	3
PostNL N.V.	385	2
Randstad Holding N.V.	5,121	299
Unilever N.V. CVA	1,146	63
		890
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	9
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd.	1,181	7
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	4
Spark New Zealand Ltd.	3,134	8
		41
Norway (0.1%)
Akastor ASA (g)	246	1
Aker Solutions ASA (g)	246	1
DNB ASA	2,312	39
Kvaerner ASA (g)	246	—	@
Norsk Hydro ASA	1,778	10
Orkla ASA	1,208	12
REC Silicon ASA (g)	1,171	—	@
Statoil ASA	2,284	38
Subsea 7 SA	420	6
Telenor ASA	995	17
Yara International ASA	352	13
		137
Peru (0.0%)
Cia de Minas Buenaventura SA ADR	500	6
Poland (0.0%)
Jeronimo Martins SGPS SA	241	5
Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	8
Galp Energia SGPS SA	247	4
Pharol SGPS SA (Registered) (g)	610	—	@
		12
South Africa (0.0%)
AngloGold Ashanti Ltd. ADR	700	7
Gold Fields Ltd. ADR	1,400	5
Harmony Gold Mining Co., Ltd. ADR	800	1
Sibanye Gold Ltd. ADR	914	4
		17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (0.9%)
Abertis Infraestructuras SA	292	$5
ACS Actividades de Construccion y Servicios SA	189	7
Amadeus IT Group SA, Class A	176	11
Banco Bilbao Vizcaya Argentaria SA	31,342	260
Banco de Sabadell SA	27,037	55
Banco Santander SA	67,976	450
Bankia SA	4,910	24
Bankinter SA	2,876	26
CaixaBank SA	12,181	58
Distribuidora Internacional de Alimentacion SA	556	3
Enagas SA	211	6
Ferrovial SA	309	7
Gas Natural SDG SA	192	4
Grifols SA	163	5
Grifols SA, (Preference) Class B	38	1
Iberdrola SA	2,771	22
Industria de Diseno Textil SA	824	32
International Consolidated Airlines Group SA	1,054	8
Mediaset Espana Comunicacion SA	7,717	96
Red Electrica Corp., SA	338	7
Repsol SA	846	13
Telefonica SA	2,506	26
		1,126
Sweden (1.1%)
Alfa Laval AB	1,433	29
Assa Abloy AB, Class B	3,402	75
Atlas Copco AB, Class A	2,752	105
Atlas Copco AB, Class B	1,447	50
Boliden AB	904	25
Electrolux AB, Class B	644	21
Essity AB, Class B (g)	1,952	53
Hennes & Mauritz AB, Class B	3,058	76
Hexagon AB, Class B	800	38
Husqvarna AB, Class B	486	5
Investor AB, Class B	1,472	71
Kinnevik AB, Class B	376	11
Millicom International Cellular SA SDR	268	16
Nordea Bank AB	10,414	133
Ratos AB, Class B	242	1
Sandvik AB	3,965	62
Skandinaviska Enskilda Banken AB, Class A	7,682	93
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	25
Svenska Cellulosa AB SCA, Class B	1,952	15
Svenska Handelsbanken AB, Class A	7,581	109
Swedbank AB, Class A	1,753	43
Swedish Match AB	1,446	51
Tele2 AB, Class B	1,116	12
Telefonaktiebolaget LM Ericsson, Class B	10,055	72
Telia Co AB	14,846	68
Volvo AB, Class B	5,564	95
		1,373
	Shares	Value (000)
Switzerland (2.1%)
ABB Ltd. (Registered)	4,855	$120
Adecco Group AG (Registered)	6,874	523
Baloise Holding AG (Registered)	174	27
Cie Financiere Richemont SA (Registered)	925	76
Credit Suisse Group AG (Registered) (g)	2,388	34
GAM Holding AG (g)	604	8
Geberit AG (Registered)	145	68
Givaudan SA (Registered)	23	46
Idorsia Ltd. (g)	468	9
Julius Baer Group Ltd. (g)	463	24
Kuehne & Nagel International AG (Registered)	137	23
LafargeHolcim Ltd. (Registered) (g)	448	26
LafargeHolcim Ltd. (Registered) (g)	185	11
Lonza Group AG (Registered) (g)	218	47
Nestle SA (Registered)	5,555	483
Novartis AG (Registered)	2,136	178
Roche Holding AG (Genusschein)	1,987	506
Schindler Holding AG	155	33
SGS SA (Registered)	22	53
Sonova Holding AG (Registered)	228	37
Swatch Group AG (The)	62	23
Swiss Life Holding AG (Registered) (g)	71	24
Swiss Re AG	259	24
UBS Group AG (Registered) (g)	7,237	122
Zurich Insurance Group AG	361	105
		2,630
United Kingdom (4.1%)
3i Group PLC	3,206	38
Admiral Group PLC	886	23
Amec Foster Wheeler PLC	1,073	7
Anglo American PLC (g)	3,117	42
Antofagasta PLC	1,368	14
AstraZeneca PLC	1,985	133
Aviva PLC	13,049	89
BAE Systems PLC	11,932	98
Barclays PLC	53,189	140
BHP Billiton PLC	5,164	79
BP PLC	27,544	159
British American Tobacco PLC	4,296	293
British Land Co., PLC REIT	3,231	26
BT Group PLC	32,131	123
Burberry Group PLC	1,048	23
Cairn Energy PLC (g)	1,745	4
Capita PLC	2,704	24
Centamin PLC	2,001	4
Centrica PLC	14,955	39
Coca-Cola European Partners PLC	93	4
Compass Group PLC	6,209	131
CYBG PLC CDI (g)	888	3
Diageo PLC	5,715	169
Experian PLC	3,892	80
G4S PLC	8,609	37
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
GlaxoSmithKline PLC	6,413	$137
Glencore PLC (g)	18,967	71
Hammerson PLC REIT	2,556	19
HSBC Holdings PLC	18,701	173
Imperial Brands PLC	2,629	118
Indivior PLC	1,924	8
Inmarsat PLC	555	6
Intu Properties PLC REIT	2,010	7
Investec PLC	1,878	14
Johnson Matthey PLC	585	22
KAZ Minerals PLC (g)	1,019	7
Land Securities Group PLC REIT	2,757	36
Legal & General Group PLC	15,325	52
Lloyds Banking Group PLC	63,229	54
Lonmin PLC (g)	2	—	@
Man Group PLC	5,448	11
Marks & Spencer Group PLC	3,456	15
National Grid PLC	8,272	103
NEX Group PLC	883	7
Next PLC	793	40
Old Mutual PLC	12,552	32
Paragon Offshore PLC (g)	67	—	@
Petrofac Ltd.	939	5
Prudential PLC	8,825	202
Randgold Resources Ltd.	208	18
Randgold Resources Ltd. ADR	100	9
Reckitt Benckiser Group PLC	1,924	195
RELX PLC	4,532	98
Rio Tinto PLC	3,267	138
Rolls-Royce Holdings PLC (g)	7,931	92
Royal Bank of Scotland Group PLC (g)	7,801	25
Royal Dutch Shell PLC, Class A	10,341	274
Royal Dutch Shell PLC, Class B	5,740	154
RSA Insurance Group PLC	2,541	20
Schroders PLC	321	13
Segro PLC REIT	2,692	17
Severn Trent PLC	697	20
Shire PLC	2,745	152
Shire PLC ADR	276	46
Sky PLC	4,900	63
Smith & Nephew PLC	3,727	64
Smiths Group PLC	1,450	30
SSE PLC	2,755	52
Standard Chartered PLC (g)	3,534	36
Standard Life PLC	5,521	29
TechnipFMC PLC (g)	183	5
Tesco PLC (g)	17,106	38
TP ICAP PLC	722	4
Tullow Oil PLC (g)	2,608	5
Unilever PLC	2,995	162
United Utilities Group PLC	2,126	24
Vodafone Group PLC	82,889	235
	Shares	Value (000)
Weir Group PLC (The)	636	$14
WM Morrison Supermarkets PLC	7,093	22
Wolseley PLC	775	48
WPP PLC	7,901	166
		5,189
United States (25.7%)
3M Co.	1,462	304
Abbott Laboratories	4,230	206
AbbVie, Inc.	3,428	249
Accenture PLC, Class A	1,176	145
Adient plc	28	2
Adobe Systems, Inc. (g)	488	69
AdvanSix, Inc. (g)	103	3
AES Corp.	986	11
Aetna, Inc.	624	95
Agilent Technologies, Inc.	559	33
Alexion Pharmaceuticals, Inc. (g)	566	69
Allergan PLC	555	135
Alliant Energy Corp.	373	15
Alphabet, Inc., Class A (g)	401	373
Alphabet, Inc., Class C (g)	392	356
Altria Group, Inc.	5,451	406
Amazon.com, Inc. (g)	579	560
Ameren Corp.	546	30
American Electric Power Co., Inc.	1,140	79
American Express Co.	5,079	428
American International Group, Inc.	2,579	161
American Tower Corp. REIT	309	41
American Water Works Co., Inc.	373	29
Ameriprise Financial, Inc.	184	23
AmerisourceBergen Corp.	596	56
Amgen, Inc.	2,186	377
Amphenol Corp., Class A	483	36
Anadarko Petroleum Corp.	1,273	58
Analog Devices, Inc.	139	11
Annaly Capital Management, Inc. REIT	528	6
Anthem, Inc.	658	124
Apache Corp.	200	10
Apple, Inc.	6,836	985
Archer-Daniels-Midland Co.	745	31
AT&T, Inc.	13,764	519
Automatic Data Processing, Inc.	275	28
Avery Dennison Corp.	239	21
Baker Hughes, Inc.	385	21
Bank of America Corp.	15,303	371
Bank of New York Mellon Corp. (The)	557	28
Baxter International, Inc.	2,152	130
BB&T Corp.	527	24
Becton Dickinson and Co.	632	123
Bed Bath & Beyond, Inc.	257	8
Berkshire Hathaway, Inc., Class B (g)	1,344	228
Biogen, Inc. (g)	839	228
Bioverativ, Inc. (g)	233	14

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
BlackRock, Inc.	465	$196
Boeing Co. (The)	1,126	223
Boston Properties, Inc. REIT	144	18
Boston Scientific Corp. (g)	2,270	63
Bristol-Myers Squibb Co.	5,388	300
Broadcom Ltd.	6	1
Brown-Forman Corp., Class B	373	18
C.H. Robinson Worldwide, Inc.	191	13
California Resources Corp. (g)	89	1
Campbell Soup Co.	373	19
Capital One Financial Corp.	4,527	374
Cardinal Health, Inc.	523	41
Care Capital Properties, Inc. REIT	77	2
Carnival Corp.	2	—	@
Caterpillar, Inc.	1,291	139
CBS Corp., Class B	431	28
CDK Global, Inc.	125	8
Celgene Corp. (g)	2,420	314
Centene Corp. (g)	373	30
CenterPoint Energy, Inc.	517	14
CenturyLink, Inc.	1,173	28
Cerner Corp. (g)	766	51
CF Industries Holdings, Inc.	32	1
Charles Schwab Corp. (The)	720	31
Charter Communications, Inc., Class A (g)	151	51
Chemours Co. (The)	402	15
Chesapeake Energy Corp. (g)	195	1
Chevron Corp.	2,288	239
Chipotle Mexican Grill, Inc. (g)	37	15
Church & Dwight Co., Inc.	373	19
Cigna Corp.	632	106
Cintas Corp.	155	20
Cisco Systems, Inc.	6,490	203
CIT Group, Inc.	296	14
Citigroup, Inc.	4,057	271
Citrix Systems, Inc. (g)	204	16
Cliffs Natural Resources, Inc. (g)	14	—	@
CME Group, Inc.	175	22
CMS Energy Corp.	373	17
Coach, Inc.	285	14
Coca-Cola Co.	6,640	298
Coeur Mining, Inc. (g)	314	3
Cognizant Technology Solutions Corp., Class A	371	25
Colgate-Palmolive Co.	4,725	350
Comcast Corp., Class A	7,195	280
Comerica, Inc.	184	13
Conagra Brands, Inc.	373	13
Concho Resources, Inc. (g)	100	12
Conduent, Inc. (g)	159	3
ConocoPhillips	2,220	98
CONSOL Energy, Inc. (g)	278	4
Consolidated Edison, Inc.	653	53
	Shares	Value (000)
Constellation Brands, Inc., Class A	373	$72
Costco Wholesale Corp.	1,396	223
Coty, Inc., Class A	745	14
CR Bard, Inc.	102	32
Crown Castle International Corp. REIT	288	29
CSX Corp.	466	25
Cummins, Inc.	8	1
CVS Health Corp.	5,376	433
Danaher Corp.	1,137	96
DaVita, Inc. (g)	622	40
Deere & Co.	20	2
Dell Technologies, Inc., Class V (g)	533	33
DENTSPLY SIRONA, Inc.	373	24
Devon Energy Corp.	225	7
Discover Financial Services	6,038	376
Discovery Communications, Inc., Class A (g)	352	9
Discovery Communications, Inc., Class C (g)	599	15
Dominion Energy, Inc.	968	74
Dow Chemical Co. (The)	2,167	137
Dr. Pepper Snapple Group, Inc.	373	34
DTE Energy Co.	604	64
Duke Energy Corp.	1,975	165
Dun & Bradstreet Corp. (The)	132	14
DXC Technology Co.	136	10
Eaton Corp., PLC	25	2
eBay, Inc. (g)	2,139	75
Ecolab, Inc.	27	4
Edison International	673	53
Edwards Lifesciences Corp. (g)	633	75
EI du Pont de Nemours & Co.	1,674	135
Eli Lilly & Co.	2,574	212
Emerson Electric Co.	1,385	83
Endo International PLC (g)	373	4
Entergy Corp.	606	47
EOG Resources, Inc.	521	47
Equity Residential REIT	299	20
ESC Seventy Seven (g)(i)	15	—
Estee Lauder Cos., Inc. (The), Class A	609	58
Eversource Energy	373	23
Exelon Corp.	1,538	55
Express Scripts Holding Co. (g)	1,724	110
Exxon Mobil Corp.	4,659	376
Facebook, Inc., Class A (g)	1,765	267
Fastenal Co.	13	1
FedEx Corp.	283	62
Fifth Third Bancorp	553	14
FirstEnergy Corp.	630	18
Fluor Corp.	37	2
Ford Motor Co.	6,424	72
Fortive Corp.	241	15
Franklin Resources, Inc.	266	12
Freeport-McMoRan, Inc. (g)	11,194	134
Frontier Communications Corp.	1,860	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
General Dynamics Corp.	60	$12
General Electric Co.	6,930	187
General Mills, Inc.	1,208	67
GGP, Inc. REIT	517	12
Gilead Sciences, Inc.	2,875	204
Goldman Sachs Group, Inc. (The)	782	174
Halliburton Co.	10,563	451
Halyard Health, Inc. (g)	242	10
HCA Healthcare, Inc. (g)	373	33
HCP, Inc. REIT	263	8
Hecla Mining Co.	687	4
Henry Schein, Inc. (g)	136	25
Hershey Co. (The)	136	15
Hess Corp.	191	8
Hewlett Packard Enterprise Co.	1,588	26
Hologic, Inc. (g)	373	17
Home Depot, Inc.	2,167	332
Honeywell International, Inc.	2,223	296
Hormel Foods Corp.	373	13
HP, Inc.	1,414	25
Humana, Inc.	108	26
Illinois Tool Works, Inc.	24	3
Intel Corp.	3,899	132
Intercontinental Exchange, Inc.	526	35
International Business Machines Corp.	1,304	201
Interpublic Group of Cos., Inc. (The)	558	14
Intuit, Inc.	270	36
Intuitive Surgical, Inc. (g)	39	36
Invesco Ltd.	395	14
Iron Mountain, Inc. CDI	78	3
Iron Mountain, Inc. REIT	348	12
Johnson & Johnson	6,719	889
Johnson Controls International PLC	289	13
JPMorgan Chase & Co.	5,970	546
Juniper Networks, Inc.	510	14
Kellogg Co.	723	50
KeyCorp	493	9
Keysight Technologies, Inc. (g)	92	4
Kimberly-Clark Corp.	1,553	201
Kimco Realty Corp. REIT	444	8
Kohl's Corp.	249	10
Kraft Heinz Co. (The)	824	71
Kroger Co. (The)	1,895	44
L Brands, Inc.	219	12
Laboratory Corp. of America Holdings (g)	142	22
Las Vegas Sands Corp.	134	9
Level 3 Communications, Inc. (g)	373	22
Liberty Global PLC, Class A (g)	301	10
Liberty Global PLC Series C (g)	511	16
Liberty Global PLC LiLAC, Class A (g)	52	1
Liberty Global PLC LiLAC Series C (g)	131	3
Liberty Property Trust REIT	294	12
	Shares	Value (000)
Lockheed Martin Corp.	13	$4
LogMeIn, Inc.	35	4
Lowe's Cos., Inc.	2,206	171
M&T Bank Corp.	166	27
Macerich Co. (The) REIT	299	17
Mallinckrodt PLC (g)	24	1
Manpowergroup, Inc.	91	10
Marathon Oil Corp.	335	4
Marathon Petroleum Corp.	382	20
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	2,515	305
McDonald's Corp.	1,321	202
McEwen Mining, Inc. (g)	520	1
McKesson Corp.	622	102
Medtronic PLC	4,065	361
Merck & Co., Inc.	5,880	377
Microsoft Corp.	7,695	530
Molson Coors Brewing Co., Class B	373	32
Mondelez International, Inc., Class A	2,890	125
Monsanto Co.	465	55
Monster Beverage Corp. (g)	373	19
Mosaic Co. (The)	24	1
Murphy Oil Corp.	280	7
Murphy USA, Inc. (g)	118	9
Mylan N.V. (g)	745	29
NASDAQ, Inc.	155	11
National Oilwell Varco, Inc.	345	11
NetApp, Inc.	433	17
NetScout Systems, Inc. (g)	3,644	125
New York Community Bancorp, Inc.	155	2
Newfield Exploration Co. (g)	287	8
Newmont Mining Corp.	9,105	295
News Corp., Class A	507	7
News Corp., Class B	225	3
NextEra Energy, Inc.	1,009	141
NIKE, Inc., Class B	4,092	241
NiSource, Inc.	373	9
Noble Corp., PLC	184	1
Noble Energy, Inc.	225	6
Nordstrom, Inc.	113	5
Norfolk Southern Corp.	409	50
Northrop Grumman Corp.	16	4
NOW, Inc. (g)	136	2
NRG Energy, Inc.	373	6
O'Reilly Automotive, Inc. (g)	200	44
Occidental Petroleum Corp.	1,265	76
Omnicom Group, Inc.	228	19
ONE Gas, Inc.	93	7
ONEOK, Inc.	273	14
Oracle Corp.	4,680	235
PACCAR, Inc.	18	1
PayPal Holdings, Inc. (g)	2,139	115
Pentair PLC	5	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
People's United Financial, Inc.	155	$3
PepsiCo, Inc.	3,704	428
Pfizer, Inc.	13,068	439
PG&E Corp.	1,041	69
Philip Morris International, Inc.	3,585	421
Phillips 66	967	80
Pioneer Natural Resources Co.	249	40
Pitney Bowes, Inc.	168	3
PNC Financial Services Group, Inc. (The)	768	96
PPL Corp.	1,066	41
Praxair, Inc.	24	3
Priceline Group, Inc. (The) (g)	44	82
Procter & Gamble Co. (The)	6,841	596
ProLogis, Inc. REIT	262	15
Public Service Enterprise Group, Inc.	1,066	46
Public Storage REIT	138	29
QUALCOMM, Inc.	3,243	179
Quality Care Properties, Inc. REIT (g)	52	1
Quest Diagnostics, Inc.	203	23
Range Resources Corp.	120	3
Rayonier Advanced Materials, Inc.	140	2
Rayonier, Inc. REIT	229	7
Raytheon Co.	18	3
Regions Financial Corp.	573	8
Republic Services, Inc.	344	22
Reynolds American, Inc.	1,118	73
Robert Half International, Inc.	184	9
Rockwell Automation, Inc.	8	1
Ross Stores, Inc.	377	22
Royal Caribbean Cruises Ltd.	2	—	@
Royal Gold, Inc.	113	9
S&P Global, Inc.	262	38
Salesforce.com, Inc. (g)	301	26
SCANA Corp.	373	25
Schlumberger Ltd.	1,743	115
Scripps Networks Interactive, Inc., Class A	131	9
Sempra Energy	667	75
Simon Property Group, Inc. REIT	501	81
Southern Co. (The)	1,434	69
Southwestern Energy Co. (g)	322	2
Sprint Corp. (g)	1,268	10
Staples, Inc.	288	3
Starbucks Corp.	2,573	150
State Street Corp.	294	26
Stericycle, Inc. (g)	206	16
Stryker Corp.	643	89
SunTrust Banks, Inc.	284	16
Symantec Corp.	437	12
Synchrony Financial	11,898	355
Sysco Corp.	1,164	59
T. Rowe Price Group, Inc.	230	17
Target Corp.	1,305	68
	Shares	Value (000)
TE Connectivity Ltd.	153	$12
TechnipFMC PLC (g)	81	2
Texas Instruments, Inc.	3,616	278
Thermo Fisher Scientific, Inc.	625	109
Time Warner, Inc.	893	90
Time, Inc.	260	4
TJX Cos., Inc. (The)	731	53
Twenty-First Century Fox, Inc., Class A	1,744	49
Twenty-First Century Fox, Inc., Class B	369	10
Tyson Foods, Inc., Class A	373	23
Union Pacific Corp.	2,197	239
United Parcel Service, Inc., Class B	2,213	245
United Technologies Corp.	3,799	464
UnitedHealth Group, Inc.	3,295	611
Urban Edge Properties REIT	54	1
US Bancorp	1,545	80
Valero Energy Corp.	390	26
Varex Imaging Corp. (g)	90	3
Varian Medical Systems, Inc. (g)	226	23
Ventas, Inc. REIT	208	14
Verisk Analytics, Inc. (g)	139	12
Verizon Communications, Inc.	13,656	610
Vertex Pharmaceuticals, Inc. (g)	373	48
VF Corp.	287	17
Viacom, Inc., Class B	241	8
Visa, Inc., Class A	3,322	312
Vornado Realty Trust REIT	108	10
Wal-Mart Stores, Inc.	5,705	432
Walgreens Boots Alliance, Inc.	1,635	128
Walt Disney Co. (The)	2,242	238
Washington Prime Group, Inc. REIT	388	3
Waste Management, Inc.	357	26
Weatherford International PLC (g)	616	2
WEC Energy Group, Inc.	555	34
Wells Fargo & Co.	4,244	235
Welltower, Inc. REIT	299	22
Western Digital Corp.	59	5
Western Union Co. (The)	73	1
Weyerhaeuser Co. REIT	723	24
Whole Foods Market, Inc.	764	32
Williams Cos., Inc. (The)	478	14
WPX Energy, Inc. (g)	241	2
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	94	13
Xcel Energy, Inc.	988	45
Xerox Corp.	199	6
Xylem, Inc.	111	6
Yum! Brands, Inc.	258	19
Zimmer Biomet Holdings, Inc.	579	74
Zoetis, Inc.	2,252	141
		32,389
Total Common Stocks (Cost $49,500)		60,467

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Investment Company (2.5%)
United States (2.5%)
SPDR S&P 500 ETF Trust (Cost $1,897)	13,079	$3,163
Short-Term Investments (4.6%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $5,002)	5,002,461	5,002
	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill 1.19%, 4/26/18 (k)(l) (Cost $743)	$750	743
Total Short-Term Investments (Cost $5,745)		5,745
Total Investments (99.7%) (Cost $112,902) (m)(n)		125,800
Other Assets in Excess of Liabilities (0.3%)		327
Net Assets (100.0%)		$126,127

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  When-issued security.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(f)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.

(g)  Non-income producing security.

(h)  Security trades on the Hong Kong exchange.

(i)  At June 30, 2017, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(j)  Security has been deemed illiquid at June 30, 2017.

(k)  Rate shown is the yield to maturity at June 30, 2017.

(l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)  Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,135,000 and the aggregate gross unrealized depreciation is approximately $3,237,000, resulting in net unrealized appreciation of approximately $12,898,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

ETF  Exchange Traded Fund.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	1,010			$750	7/7/17	$(26)
Australia and New Zealand Banking Group	DKK	673			$101	7/7/17	(2)
Australia and New Zealand Banking Group	MYR	630			$147	7/7/17	(— @)
Australia and New Zealand Banking Group	NOK	768			$91	7/7/17	(1)
Australia and New Zealand Banking Group	NZD	740		EUR	466	7/7/17	(10)
Australia and New Zealand Banking Group	SEK	499			$57	7/7/17	(2)
Australia and New Zealand Banking Group		$305		CAD	412	7/7/17	12
Australia and New Zealand Banking Group		$103		CHF	99	7/7/17	1
Australia and New Zealand Banking Group		$2,878		EUR	2,555	7/7/17	41
Australia and New Zealand Banking Group		$1,562		EUR	1,388	7/7/17	23
Australia and New Zealand Banking Group		$641		GBP	497	7/7/17	6
Australia and New Zealand Banking Group		$2,056		JPY	227,286	7/7/17	(35)
Australia and New Zealand Banking Group		$—	@	JPY	32	7/7/17	(— @)
Australia and New Zealand Banking Group		$210		JPY	23,256	7/7/17	(4)
Australia and New Zealand Banking Group		$146		MYR	630	8/4/17	— @
Australia and New Zealand Banking Group		$591		NZD	834	7/7/17	21
Australia and New Zealand Banking Group		$102		PLN	381	7/7/17	— @
Bank of America NA	EUR	461			$514	8/10/17	(13)
Bank of America NA	ILS	822			$232	8/10/17	(4)
Bank of America NA	PLN	2,264			$593	8/10/17	(18)
Bank of Montreal	HUF	93,667			$337	8/10/17	(10)
Bank of Montreal		$438		CAD	580	8/10/17	10
Bank of New York Mellon	CHF	20			$21	8/10/17	(— @)
Barclays Bank PLC	EUR	2,181			$2,433	8/10/17	(63)
Barclays Bank PLC	GBP	33		EUR	38	7/7/17	— @
Barclays Bank PLC	SGD	41			$30	8/10/17	(— @)
Barclays Bank PLC		$2,328		GBP	1,841	8/10/17	72
Barclays Bank PLC		$127		GBP	97	8/10/17	— @
BNP Paribas SA	CHF	49			$50	8/10/17	(1)
BNP Paribas SA		$702		CAD	931	8/10/17	16
Citibank NA	AUD	119			$90	8/10/17	(1)
Citibank NA	CHF	41			$42	8/10/17	(1)
Citibank NA	CLP	34,580			$51	8/10/17	(1)
Citibank NA	CLP	94,874			$141	8/10/17	(1)
Citibank NA	CLP	97,859			$145	8/10/17	(2)
Citibank NA	CZK	3,937			$175	2/1/18	(— @)
Citibank NA	CZK	4,277			$185	2/1/18	(4)
Citibank NA	EUR	1,132			$1,263	8/10/17	(32)
Citibank NA	EUR	1,035			$1,128	2/1/18	(68)
Citibank NA	EUR	1,183			$1,287	2/1/18	(80)
Citibank NA	EUR	1,249			$1,361	2/1/18	(82)
Citibank NA	EUR	416			$454	2/1/18	(27)
Citibank NA	EUR	426			$463	2/1/18	(30)
Citibank NA	RUB	2,926			$51	8/10/17	2
Citibank NA	RUB	8,119			$141	8/10/17	5
Citibank NA	THB	11,768			$346	8/10/17	(— @)
Citibank NA		$1,141		CZK	27,957	2/1/18	100
Citibank NA		$1,302		CZK	31,962	2/1/18	117
Citibank NA		$1,363		CZK	33,525	2/1/18	125

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$455	CZK	11,175	2/1/18	$41
Citibank NA		$463	CZK	11,438	2/1/18	45
Citibank NA		$116	EUR	102	2/1/18	2
Citibank NA		$115	EUR	100	2/1/18	—	@
Citibank NA		$121	HKD	945	8/10/17	(—	@)
Citibank NA		$2,087	TRY	7,503	8/10/17	22
Commonwealth Bank of Australia	AUD	24		$18	8/10/17	(—	@)
Commonwealth Bank of Australia	EUR	916		$1,022	8/10/17	(26)
Commonwealth Bank of Australia	NZD	9		$7	8/10/17	(—	@)
Commonwealth Bank of Australia		$121	AUD	158	8/10/17	—	@
Commonwealth Bank of Australia		$166	GBP	131	8/10/17	5
Credit Suisse International	CHF	5		$5	8/10/17	(—	@)
Credit Suisse International	EUR	14		$16	8/10/17	(—	@)
Goldman Sachs International	AUD	176		$133	8/10/17	(2)
Goldman Sachs International	BRL	1,760		$513	8/10/17	(14)
Goldman Sachs International	BRL	3,287		$990	8/10/17	6
Goldman Sachs International	BRL	1,943		$585	8/10/17	2
Goldman Sachs International	BRL	2,641		$797	8/10/17	5
Goldman Sachs International	BRL	166		$50	8/10/17	—	@
Goldman Sachs International	EUR	178	PLN	750	7/7/17	(1)
Goldman Sachs International	EUR	932		$1,040	8/10/17	(27)
Goldman Sachs International	HKD	861		$110	8/10/17	—	@
Goldman Sachs International	IDR	678,772		$51	8/10/17	—	@
Goldman Sachs International	IDR	1,874,620		$140	8/10/17	—	@
Goldman Sachs International	IDR	1,929,415		$143	8/10/17	(1)
Goldman Sachs International	INR	3,339		$51	8/10/17	(—	@)
Goldman Sachs International	INR	9,179		$142	8/10/17	—	@
Goldman Sachs International	INR	9,298		$143	8/10/17	(—	@)
Goldman Sachs International		$177	CAD	238	7/7/17	7
Goldman Sachs International		$47	GBP	37	8/10/17	1
Goldman Sachs International		$111	HKD	862	8/10/17	(—	@)
Goldman Sachs International		$15	PLN	56	7/7/17	—	@
Goldman Sachs International	ZAR	2,112		$160	8/10/17	(1)
HSBC Bank PLC	EUR	221	NOK	2,100	7/7/17	(1)
HSBC Bank PLC	EUR	49		$55	7/7/17	(1)
HSBC Bank PLC	GBP	355	EUR	407	7/7/17	2
HSBC Bank PLC	NOK	2,100	SEK	2,156	7/7/17	4
HSBC Bank PLC		$420	GBP	327	7/7/17	5
HSBC Bank PLC		$5	GBP	4	7/7/17	—	@
HSBC Bank PLC		$47	MXN	857	7/7/17	—	@
HSBC Bank PLC		$1,041	MXN	18,853	7/7/17	(2)
HSBC Bank PLC		$58	NOK	486	7/7/17	1
JPMorgan Chase Bank NA	AUD	41		$31	7/7/17	(1)
JPMorgan Chase Bank NA	BRL	2,110		$640	7/7/17	3
JPMorgan Chase Bank NA	BRL	1,025		$309	7/7/17	(1)
JPMorgan Chase Bank NA	BRL	904		$282	8/10/17	11
JPMorgan Chase Bank NA	BRL	462		$139	8/10/17	—	@
JPMorgan Chase Bank NA	BRL	5,052		$1,516	8/4/17	1
JPMorgan Chase Bank NA	BRL	1,299		$399	7/7/17	6
JPMorgan Chase Bank NA	BRL	1,143		$348	8/10/17	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	618		$190	7/7/17	$4
JPMorgan Chase Bank NA	CAD	1		$1	7/7/17	(— @)
JPMorgan Chase Bank NA	CHF	73		$75	8/10/17	(1)
JPMorgan Chase Bank NA	EUR	98		$110	7/7/17	(1)
JPMorgan Chase Bank NA	GBP	178		$230	7/7/17	(2)
JPMorgan Chase Bank NA	JPY	237,395		$2,134	8/10/17	20
JPMorgan Chase Bank NA	KRW	686,342		$601	7/7/17	1
JPMorgan Chase Bank NA	MXN	7,463		$408	7/7/17	(3)
JPMorgan Chase Bank NA	MXN	2,390		$131	8/10/17	— @
JPMorgan Chase Bank NA	MYR	220		$51	8/10/17	— @
JPMorgan Chase Bank NA	MYR	606		$142	8/10/17	1
JPMorgan Chase Bank NA	MYR	627		$144	8/10/17	(2)
JPMorgan Chase Bank NA	RUB	26,042		$434	8/4/17	(5)
JPMorgan Chase Bank NA	RUB	20,236		$353	7/7/17	10
JPMorgan Chase Bank NA	RUB	5,806		$102	7/7/17	4
JPMorgan Chase Bank NA	SEK	8		$1	7/7/17	(— @)
JPMorgan Chase Bank NA	TWD	1,539		$51	8/10/17	1
JPMorgan Chase Bank NA	TWD	4,245		$141	8/10/17	1
JPMorgan Chase Bank NA	TWD	4,367		$145	8/10/17	1
JPMorgan Chase Bank NA		$71	BRL	237	8/4/17	(— @)
JPMorgan Chase Bank NA		$1,525	BRL	5,052	7/7/17	(1)
JPMorgan Chase Bank NA		$269	BRL	898	8/10/17	(— @)
JPMorgan Chase Bank NA		$44	EUR	39	7/7/17	1
JPMorgan Chase Bank NA		$225	HKD	1,750	8/10/17	(— @)
JPMorgan Chase Bank NA		$20	JPY	2,226	8/10/17	(— @)
JPMorgan Chase Bank NA		$154	KRW	172,168	7/7/17	(3)
JPMorgan Chase Bank NA		$460	KRW	514,174	7/7/17	(11)
JPMorgan Chase Bank NA		$601	KRW	686,342	8/4/17	(1)
JPMorgan Chase Bank NA		$2,243	MXN	40,962	8/10/17	1
JPMorgan Chase Bank NA		$147	MYR	630	7/7/17	(— @)
JPMorgan Chase Bank NA		$436	RUB	26,042	7/7/17	5
JPMorgan Chase Bank NA		$179	SEK	1,553	7/7/17	5
JPMorgan Chase Bank NA		$2,156	TRY	7,743	8/10/17	22
JPMorgan Chase Bank NA	ZAR	2,458		$186	8/10/17	(1)
State Street Bank and Trust Co.	EUR	95		$106	8/10/17	(3)
State Street Bank and Trust Co.	KRW	57,385		$51	8/10/17	1
State Street Bank and Trust Co.	KRW	158,121		$141	8/10/17	3
State Street Bank and Trust Co.	KRW	143,459		$127	8/10/17	2
State Street Bank and Trust Co.	RUB	19,523		$335	8/10/17	7
State Street Bank and Trust Co.		$13	HKD	100	8/10/17	(— @)
State Street Bank and Trust Co.		$203	RUB	11,684	8/10/17	(6)
UBS AG	AUD	2,161		$1,637	8/10/17	(24)
UBS AG	AUD	324		$239	7/7/17	(10)
UBS AG	CAD	316	MXN	4,400	7/7/17	(2)
UBS AG	CAD	432		$320	7/7/17	(13)
UBS AG	CHF	93		$96	8/10/17	(2)
UBS AG	DKK	1,855		$278	8/10/17	(7)
UBS AG	EUR	193	CHF	210	7/7/17	(2)
UBS AG	EUR	296	SEK	2,890	7/7/17	4
UBS AG	EUR	3,202		$3,571	8/10/17	(92)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	1,502		$1,689	7/7/17	$(27)
UBS AG	EUR	30		$34	7/7/17	(—	@)
UBS AG	GBP	105		$137	8/10/17	(—	@)
UBS AG	GBP	445		$572	7/7/17	(7)
UBS AG	JPY	207,206		$1,867	7/7/17	25
UBS AG	MXN	5,000	JPY	29,463	7/7/17	(13)
UBS AG	MXN	25,954		$1,384	7/7/17	(45)
UBS AG	MXN	8,584		$458	7/7/17	(14)
UBS AG	PLN	87		$23	7/7/17	(—	@)
UBS AG	SEK	2,250		$257	7/7/17	(11)
UBS AG	SEK	101		$12	7/7/17	(—	@)
UBS AG		$248	CAD	329	8/10/17	6
UBS AG		$9	CHF	9	7/7/17	—	@
UBS AG		$150	DKK	990	7/7/17	2
UBS AG		$34	EUR	31	7/7/17	1
UBS AG		$68	EUR	61	7/7/17	1
UBS AG		$40	EUR	36	8/10/17	1
UBS AG		$223	EUR	195	8/10/17	—	@
UBS AG		$7	GBP	6	7/7/17	—	@
UBS AG		$660	GBP	522	8/10/17	21
UBS AG		$22	JPY	2,424	7/7/17	(—	@)
UBS AG		$7	NOK	59	8/10/17	—	@
UBS AG		$2,068	SEK	18,123	8/10/17	88
UBS AG		$97	SGD	135	7/7/17	1
UBS AG		$75	THB	2,555	7/7/17	—	@
UBS AG	ZAR	350		$27	7/7/17	(—	@)
						$60

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$59	Jul-17	$(1)
Dax Index (Germany)	1	352	Sep-17	(13)
Euro Stoxx 50 Index (Germany)	71	2,782	Sep-17	(111)
FTSE MIB Index (Italy)	5	585	Sep-17	(14)
German Euro BOBL (Germany)	12	1,805	Sep-17	(17)
Gold Futures (United States)	5	621	Aug-17	(7)
Hang Seng Index (Hong Kong)	3	492	Jul-17	(2)
IBEX 35 Index (Spain)	7	832	Jul-17	(32)
MSCI Emerging Market E Mini (United States)	183	9,226	Sep-17	(29)
MSCI Singapore Free Index (Singapore)	14	365	Jul-17	1
NIKKEI 225 Index (Japan)	28	2,498	Sep-17	(6)
S&P 500 E Mini Index (United States)	49	5,931	Sep-17	(26)
S&P TSE 60 Index (Canada)	8	1,097	Sep-17	(16)
SPI 200 Index (Australia)	6	651	Sep-17	2
TOPIX Index (Japan)	18	2,579	Sep-17	15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 10 yr. Note (United States)	10	$1,255	Sep-17	$(1)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	58	7,819	Sep-17	(14)
U.S. Treasury 2 yr. Note (United States)	20	4,322	Sep-17	(3)
U.S. Treasury 30 yr. Bond (United States)	2	307	Sep-17	3
U.S. Treasury Ultra Bond (United States)	6	995	Sep-17	19
Short:
Brent Crude Futures (United Kingdom)	7	(341)	Jul-17	(13)
Copper Future (United States)	26	(1,762)	Sep-17	(23)
FTSE 100 Index (United Kingdom)	8	(755)	Sep-17	22
German Euro BTP (Germany)	6	(926)	Sep-17	(8)
German Euro Bund (Germany)	17	(3,143)	Sep-17	52
Hang Seng Index (Hong Kong)	35	(2,285)	Jul-17	25
OMXS 30 Index (Sweden)	30	(571)	Jul-17	17
U.S. Treasury 10 yr. Note (United States)	13	(1,632)	Sep-17	6
U.S. Treasury 5 yr. Note (United States)	15	(1,767)	Sep-17	1
				$(173)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	3 Month KORIBOR	Pay	1.83%	6/14/27	KRW	510,000	$	(—	@)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		$1,400		(39)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.33	7/22/26	EUR	2,754		119
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	11/24/26		406		6
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		2,602		17
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.81	1/30/27		480		(—	@)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	6/23/27		610		11
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		$230		(9)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	5/23/47		270		5
								$110

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Bank Custom Basket Elevators Index††	$423	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	$—		$2
Barclays Bank PLC	Barclays Bank Custom Basket Elevators Index††	351	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	—		(2)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	335	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—		(19)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	200	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—		(12)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	162	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—		(12)
BNP Paribas SA	BNP Custom Basket Iron Ore Index††	741	3 Month USD LIBOR minus 0.12%	Pay	11/16/17	—		(43)
Citibank NA	Citi Custom U.S. Cyclicals Index††	1,882	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	@	7
Citibank NA	Citi Custom U.S. Cyclicals Index††	1,977	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—		7
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	Citi Custom U.S. Cyclicals Index††	$460	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	$—	$2
JPMorgan Chase Bank NA	JPM Custom China Property Index††	320	3 Month USD LIBOR minus 0.10%	Pay	6/11/18	—	(3)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	215	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(4)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	208	3 Month USD LIBOR minus 0.10%	Pay	3/15/18	—	(4)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	817	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	(17)
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	986	3 Month USD LIBOR	Pay	5/23/18	—	(38)
JPMorgan Chase Bank NA	JPM Custom U.S. Cyclicals Index††	839	3 Month USD LIBOR minus 0.10%	Pay	5/23/18	—	(1)
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	852	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	— @
JPMorgan Chase Bank NA	JPM Custom U.S. Defensive Index††	991	3 Month USD LIBOR minus 0.02%	Receive	5/23/18	—	25
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	1,540	3 Month USD LIBOR	Pay	3/8/18	—	(6)
JPMorgan Chase Bank NA	S&P 500 Capital Goods Industry Group Index	1,548	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	(5)
							$(123)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Bank Custom Basket Elevators Index as of June 30, 2017.

Security Description	Index Weight
Barclays Bank Custom Basket Elevators Index
Fujitec Co., Ltd.	1.39%
Kone OYJ	53.89
Schindler Holding AG	44.18
Yungtay Engineering Co., Ltd.	0.54
100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Basket Iron Ore Index as of June 30, 2017.

Security Description	Index Weight
BNP Custom Basket Iron Ore Index
African Rainbow Minerals Ltd.	1.07%
Assore Ltd.	0.23
BHP Billiton PLC	25.56
Ferrexpo PLC	1.09
Fortescue Metals Group Ltd.	8.19
Rio Tinto PLC	41.72
Vale SA	22.14
100.00%

The following table represents the equity basket holdings underlying the total return swap with Citi Custom U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
Citi Custom U.S. Cyclicals Index
3M Co.	1.27%
Accenture PLC	0.78
Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
Activision Blizzard, Inc.	0.35%
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.72
Advance Auto Parts, Inc.	0.09
Air Products & Chemicals, Inc.	0.32
Akamai Technologies, Inc.	0.09
Alaska Air Group, Inc.	0.11
Albemarle Corp.	0.12
Allegion PLC	0.08
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.59
Amazon.com, Inc.	3.89
American Airlines Group, Inc.	0.26
AMETEK, Inc.	0.14
Amphenol Corp.	0.23
Analog Devices, Inc.	0.40
Apple, Inc.	7.90
Applied Materials, Inc.	0.47
Arconic, Inc.	0.09
Autodesk, Inc.	0.20
Automatic Data Processing, Inc.	0.47
AutoNation, Inc.	0.03
AutoZone, Inc.	0.17
Avery Dennison Corp.	0.08
Ball Corp.	0.16
Bed Bath & Beyond, Inc.	0.05
Best Buy Co., Inc.	0.16
Boeing Co. (The)	1.15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
BorgWarner, Inc.	0.09%
Broadcom Ltd.	0.96
CA, Inc.	0.11
CarMax, Inc.	0.12
Carnival Corp.	0.28
Cars.com, Inc.	0.02
Caterpillar, Inc.	0.62
CBS Corp.	0.25
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.10
Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.12
Cintas Corp.	0.11
Cisco Systems, Inc.	1.60
Citrix Systems, Inc.	0.13
Coach, Inc.	0.13
Cognizant Technology Solutions Corp.	0.41
Comcast Corp.	1.90
Corning, Inc.	0.29
CSRA, Inc.	0.05
CSX Corp.	0.53
Cummins, Inc.	0.25
Darden Restaurants, Inc.	0.11
Deere & Co.	0.36
Delphi Automotive PLC	0.24
Delta Air Lines, Inc.	0.40
Discovery Communications, Inc.	0.09
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.17
Dover Corp.	0.13
Dow Chemical Co. (The)	0.71
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
DXC Technology Co.	0.11
Eastman Chemical Co.	0.12
Eaton Corp PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.36
EI du Pont de Nemours & Co.	0.71
Electronic Arts, Inc.	0.31
Emerson Electric Co.	0.39
Equifax, Inc.	0.16
Expedia, Inc.	0.19
Expeditors International of Washington, Inc.	0.10
F5 Networks, Inc.	0.09
Facebook, Inc.	3.68
Fastenal Co.	0.13
FedEx Corp.	0.54
Fidelity National Information Services, Inc.	0.29
First Solar, Inc.	0.03
Fiserv, Inc.	0.27
Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
FLIR Systems, Inc.	0.05%
Flowserve Corp.	0.06
Fluor Corp.	0.06
FMC Corp.	0.10
Foot Locker, Inc.	0.07
Ford Motor Co.	0.45
Fortive Corp.	0.19
Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.16
Gap, Inc. (The)	0.05
Garmin Ltd.	0.06
General Dynamics Corp.	0.58
General Electric Co.	2.93
Genuine Parts Co.	0.14
Global Payments, Inc.	0.15
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.07
Hanesbrands, Inc.	0.09
Harley-Davidson, Inc.	0.10
Harris Corp.	0.14
Hasbro, Inc.	0.13
Hewlett Packard Enterprise Co.	0.28
Home Depot, Inc. (The)	1.91
Honeywell International, Inc.	1.02
HP, Inc.	0.30
Illinois Tool Works, Inc.	0.46
Ingersoll-Rand PLC	0.24
Intel Corp.	1.69
International Business Machines Corp.	1.36
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.24
Interpublic Group of Cos., Inc. (The)	0.09
Intuit, Inc.	0.33
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.11
KLA-Tencor Corp.	0.15
Kohl's Corp.	0.07
L Brands, Inc.	0.14
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.24
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.11
LKQ Corp.	0.10
Lockheed Martin Corp.	0.71
Lowe's Cos., Inc.	0.69
LyondellBasell Industries N.V.	0.29
Macy's, Inc.	0.07
Marriott International, Inc.	0.33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
Martin Marietta Materials, Inc.	0.14%
Masco Corp.	0.13
Mattel, Inc.	0.08
McDonald's Corp.	1.31
Michael Kors Holdings Ltd.	0.06
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.45
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.54
Mosaic Co. (The)	0.08
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.11
Netflix, Inc.	0.67
Newell Brands, Inc.	0.26
Newmont Mining Corp.	0.18
News Corp.	0.07
Nielsen Holdings PLC	0.13
NIKE, Inc.	0.79
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.36
Northrop Grumman Corp.	0.46
Nucor Corp.	0.18
NVIDIA Corp.	0.89
Omnicom Group, Inc.	0.20
Oracle Corp.	1.52
O'Reilly Automotive, Inc.	0.22
PACCAR, Inc.	0.23
Parker-Hannifin Corp.	0.21
Paychex, Inc.	0.19
PayPal Holdings, Inc.	0.62
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.30
Praxair, Inc.	0.39
Priceline Group, Inc. (The)	0.93
PulteGroup, Inc.	0.08
PVH Corp.	0.09
Qorvo, Inc.	0.08
QUALCOMM, Inc.	0.82
Quanta Services, Inc.	0.05
Ralph Lauren Corp.	0.04
Raytheon Co.	0.48
Red Hat, Inc.	0.18
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.06
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.14
Roper Technologies, Inc.	0.23
Ross Stores, Inc.	0.24
Royal Caribbean Cruises Ltd.	0.19
Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
Ryder System, Inc.	0.04%
salesforce.com, Inc.	0.57
Scripps Networks Interactive, Inc.	0.07
Seagate Technology PLC	0.11
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.29
Signet Jewelers Ltd.	0.04
Skyworks Solutions, Inc.	0.18
Snap-on, Inc.	0.09
Southwest Airlines Co.	0.38
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.07
Starbucks Corp.	0.87
Stericycle, Inc.	0.06
Symantec Corp.	0.18
Target Corp.	0.30
TE Connectivity Ltd.	0.29
TEGNA, Inc.	0.03
Teradata Corp.	0.04
Texas Instruments, Inc.	0.80
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner, Inc.	0.81
TJX Cos., Inc. (The)	0.48
Total System Services, Inc.	0.10
Tractor Supply Co.	0.07
TransDigm Group, Inc.	0.14
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.46
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.08
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.22
United Parcel Service, Inc.	0.78
United Rentals, Inc.	0.10
United Technologies Corp.	0.96
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.09
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.12
Visa, Inc.	1.79
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.61
Waste Management, Inc.	0.31
Western Digital Corp.	0.26
Western Union Co. (The)	0.10
WestRock Co.	0.15
Whirlpool Corp.	0.15
WW Grainger, Inc.	0.10
Wyndham Worldwide Corp.	0.11

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
Citi Custom U.S. Cyclicals Index (cont'd)
Wynn Resorts Ltd.	0.11%
Xerox Corp.	0.06
Xilinx, Inc.	0.17
Xylem, Inc.	0.10
Yum! Brands, Inc.	0.26
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Property Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Property Index
China Jinmao Holdings Group Ltd.	2.83%
China Overseas Land & Investment Ltd.	20.48
China Resources Land Ltd.	13.01
China Vanke Co., Ltd.	23.71
Country Garden Holdings Co., Ltd.	15.92
Guangzhou R&F Properties Co., Ltd.	3.16
Longfor Properties Co., Ltd.	8.18
Shimao Property Holdings Ltd.	3.61
Sino-Ocean Group Holding Ltd.	2.34
SOHO China Ltd.	1.69
Sunac China Holdings Ltd.	5.07
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	12.93%
China CITIC Bank Corp., Ltd.	36.14
China Everbright Bank Co., Ltd.	2.12
China Merchants Bank Co., Ltd.	31.55
China Minsheng Banking Corp., Ltd.	13.10
Chongqing Rural Commercial Bank Co., Ltd.	4.16
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Cyclicals Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Cyclicals Index
3M Co.	4.62%
Acuity Brands, Inc.	0.33
Advanced Micro Devices, Inc.	0.34
Allegion PLC	0.29
AMETEK, Inc.	0.52
Analog Devices, Inc.	1.01
Applied Materials, Inc.	1.59
Arconic, Inc.	0.37
Boeing Co. (The)	4.19
BorgWarner, Inc.	0.43
Broadcom Ltd.	3.33
Security Description	Index Weight
JPM Custom U.S. Cyclicals Index (cont'd)
Caterpillar, Inc.	2.34%
Coach, Inc.	0.53
Cummins, Inc.	0.93
Deere & Co.	1.35
Delphi Automotive PLC	1.19
Dover Corp.	0.46
DR Horton, Inc.	0.47
Eaton Corp PLC	1.30
Emerson Electric Co.	1.43
Fastenal Co.	0.47
Flowserve Corp.	0.23
Fluor Corp.	0.24
Ford Motor Co.	2.20
Fortive Corp.	0.71
Fortune Brands Home & Security, Inc.	0.37
Garmin Ltd.	0.23
General Dynamics Corp.	2.10
General Electric Co.	8.77
General Motors Co.	2.40
Goodyear Tire & Rubber Co. (The)	0.44
Hanesbrands, Inc.	0.35
Harley-Davidson, Inc.	0.48
Hasbro, Inc.	0.50
Honeywell International, Inc.	3.78
Illinois Tool Works, Inc.	1.66
Ingersoll-Rand PLC	0.88
Intel Corp.	5.69
Jacobs Engineering Group, Inc.	0.25
Johnson Controls International PLC	1.51
KLA-Tencor Corp.	0.51
L3 Technologies, Inc.	0.48
Lam Research Corp.	0.82
Leggett & Platt, Inc.	0.28
Lennar Corp.	0.43
Lockheed Martin Corp.	2.58
Masco Corp.	0.46
Mattel, Inc.	0.29
Michael Kors Holdings Ltd.	0.23
Microchip Technology, Inc.	0.60
Micron Technology, Inc.	1.10
Mohawk Industries, Inc.	0.61
Newell Brands, Inc.	1.03
NIKE, Inc.	3.12
Northrop Grumman Corp.	1.67
NVIDIA Corp.	3.04
PACCAR, Inc.	0.86
Parker-Hannifin Corp.	0.79
Pentair PLC	0.41
PulteGroup, Inc.	0.28
PVH Corp.	0.36
Qorvo, Inc.	0.29

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
JPM Custom U.S. Cyclicals Index (cont'd)
QUALCOMM, Inc.	2.91%
Quanta Services, Inc.	0.19
Ralph Lauren Corp.	0.17
Raytheon Co.	1.76
Rockwell Automation, Inc.	0.77
Rockwell Collins, Inc.	0.63
Roper Technologies, Inc.	0.88
Skyworks Solutions, Inc.	0.63
Snap-on, Inc.	0.34
Stanley Black & Decker, Inc.	0.80
Texas Instruments, Inc.	2.74
Textron, Inc.	0.47
TransDigm Group, Inc.	0.50
Under Armour, Inc.	0.31
United Rentals, Inc.	0.35
United Technologies Corp.	3.40
VF Corp.	0.76
Whirlpool Corp.	0.57
WW Grainger, Inc.	0.36
Xilinx, Inc.	0.57
Xylem, Inc.	0.37
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Defensive Index as of June 30, 2017.

Security Description	Index Weight
JPM Custom U.S. Defensive Index
AbbVie, Inc.	2.41%
AES Corp.	0.15
Agilent Technologies, Inc.	0.40
Alexion Pharmaceuticals, Inc.	0.60
Allergan PLC	1.84
Alliant Energy Corp.	0.19
Altria Group, Inc.	2.98
Ameren Corp.	0.27
American Electric Power Co., Inc.	0.70
American Water Works Co., Inc.	0.29
Amgen, Inc.	2.71
Archer-Daniels-Midland Co.	0.50
AT&T, Inc.	4.92
Biogen, Inc.	1.25
Bristol-Myers Squibb Co.	1.94
Brown-Forman Corp.	0.17
Campbell Soup Co.	0.21
Celgene Corp.	2.10
CenterPoint Energy, Inc.	0.25
CenturyLink, Inc.	0.27
Church & Dwight Co., Inc.	0.28
Clorox Co. (The)	0.35
CMS Energy Corp.	0.27
Coca-Cola Co. (The)	3.57
Security Description	Index Weight
JPM Custom U.S. Defensive Index (cont'd)
Colgate-Palmolive Co.	1.28%
Conagra Brands, Inc.	0.31
Consolidated Edison, Inc.	0.51
Constellation Brands, Inc.	0.68
Costco Wholesale Corp.	1.48
Coty, Inc.	0.18
CVS Health Corp.	1.81
Dominion Energy, Inc.	1.01
Dr Pepper Snapple Group, Inc.	0.35
DTE Energy Co.	0.39
Duke Energy Corp.	1.21
Edison International	0.54
Eli Lilly & Co.	1.70
Entergy Corp.	0.29
Estee Lauder Cos., Inc. (The)	0.44
Eversource Energy	0.39
Exelon Corp.	0.68
FirstEnergy Corp.	0.27
General Mills, Inc.	0.68
Gilead Sciences, Inc.	1.99
Hershey Co. (The)	0.30
Hormel Foods Corp.	0.19
Illumina, Inc.	0.55
Incyte Corp.	0.43
JM Smucker Co. (The)	0.28
Johnson & Johnson	7.20
Kellogg Co.	0.37
Kimberly-Clark Corp.	0.95
Kraft Heinz Co. (The)	1.05
Kroger Co. (The)	0.45
Level 3 Communications, Inc.	0.36
Mallinckrodt PLC	0.10
McCormick & Co., Inc.	0.23
Merck & Co., Inc.	3.68
Mettler-Toledo International, Inc.	0.31
Molson Coors Brewing Co.	0.33
Mondelez International, Inc.	1.35
Monster Beverage Corp.	0.43
Mylan N.V.	0.36
NextEra Energy, Inc.	1.34
NiSource, Inc.	0.17
NRG Energy, Inc.	0.11
PepsiCo, Inc.	3.38
PerkinElmer, Inc.	0.15
Perrigo Co., PLC	0.22
Pfizer, Inc.	4.28
PG&E Corp.	0.71
Philip Morris International, Inc.	3.72
Pinnacle West Capital Corp.	0.20
PPL Corp.	0.54
Procter & Gamble Co. (The)	4.61

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
JPM Custom U.S. Defensive Index (cont'd)
Public Service Enterprise Group, Inc.	0.45%
Regeneron Pharmaceuticals, Inc.	0.73
Reynolds American, Inc.	1.09
SCANA Corp.	0.20
Sempra Energy	0.59
Southern Co. (The)	0.99
Sysco Corp.	0.52
Thermo Fisher Scientific, Inc.	1.40
Tyson Foods, Inc.	0.38
Verizon Communications, Inc.	3.93
Vertex Pharmaceuticals, Inc.	0.66
Walgreens Boots Alliance, Inc.	1.45
Wal-Mart Stores, Inc.	2.38
Waters Corp.	0.30
WEC Energy Group, Inc.	0.40
Whole Foods Market, Inc.	0.28
Xcel Energy, Inc.	0.47
Zoetis, Inc.	0.62
100.00%

@    Value is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

EURIBOR    Euro Interbank Offered Rate.

KORIBOR    Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	48.1%
Fixed Income Securities	44.8
Other**	7.1
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $57,755,000 with net unrealized depreciation of approximately $173,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $60,000 and does not include open swap agreements with net unrealized depreciation of approximately $13,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $107,900)	$120,798
Investment in Security of Affiliated Issuer, at Value (Cost $5,002)	5,002
Total Investments in Securities, at Value (Cost $112,902)	125,800
Foreign Currency, at Value (Cost $205)	211
Receivable for Variation Margin on Futures Contracts	1,860
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	965
Interest Receivable	761
Tax Reclaim Receivable	173
Dividends Receivable	97
Receivable for Investments Sold	88
Unrealized Appreciation on Swap Agreements	43
Receivable for Variation Margin on Swap Agreements	23
Receivable from Affiliate	4
Premium Paid on Open Swap Agreements	—	@
Receivable for Fund Shares Sold	—	@
Other Assets	26
Total Assets	130,051
Liabilities:
Payable for Investments Purchased	2,471
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	905
Unrealized Depreciation on Swap Agreements	166
Payable for Custodian Fees	121
Payable for Fund Shares Redeemed	62
Payable for Advisory Fees	48
Payable for Servicing Fees	43
Payable for Professional Fees	32
Payable for Administration Fees	8
Deferred Capital Gain Country Tax	5
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	2
Payable for Transfer Agency Fees	1
Other Liabilities	58
Total Liabilities	3,924
NET ASSETS	$126,127
Net Assets Consist of:
Paid-in-Capital	$109,077
Accumulated Net Investment Income	2,468
Accumulated Net Realized Gain	1,807
Unrealized Appreciation (Depreciation) on:
Investments (Net of $5 of Deferred Capital Gain Country Tax)	12,893
Futures Contracts	(173)
Swap Agreements	(13)
Foreign Currency Forward Exchange Contracts	60
Foreign Currency Translations	8
Net Assets	$126,127
CLASS I:
Net Assets	$104,501
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,758,895 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.71
CLASS II:
Net Assets	$21,626
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,030,881 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.65

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $66 of Foreign Taxes Withheld)	$919
Interest from Securities of Unaffiliated Issuers	915
Dividends from Security of Affiliated Issuer (Note H)	54
Total Investment Income	1,888
Expenses:
Advisory Fees (Note B)	471
Custodian Fees (Note G)	142
Servicing Fees (Note D)	96
Professional Fees	65
Pricing Fees	56
Administration Fees (Note C)	50
Distribution Fees — Class II Shares (Note E)	27
Shareholder Reporting Fees	14
Organization Costs for Subsidiary	6
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	946
Waiver of Advisory Fees (Note B)	(357)
Waiver of Distribution Fees — Class II Shares (Note E)	(16)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Net Expenses	560
Net Investment Income	1,328
Realized Gain (Loss):
Investments Sold	836
Foreign Currency Forward Exchange Contracts	286
Foreign Currency Transactions	(5)
Futures Contracts	2,899
Swap Agreements	(1,285)
Net Realized Gain	2,731
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $5)	6,329
Foreign Currency Forward Exchange Contracts	(246)
Foreign Currency Translations	28
Futures Contracts	(138)
Swap Agreements	248
Net Change in Unrealized Appreciation (Depreciation)	6,221
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,952
Net Increase in Net Assets Resulting from Operations	$10,280

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,328	$2,034
Net Realized Gain	2,731	4,333
Net Change in Unrealized Appreciation (Depreciation)	6,221	814
Net Increase in Net Assets Resulting from Operations	10,280	7,181
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(488)
Class II:
Net Realized Gain	—	(98)
Total Distributions	—	(586)
Capital Share Transactions:(1)
Class I:
Subscribed	1,220	2,367
Distributions Reinvested	—	488
Redeemed	(9,428)	(23,391)
Class II:
Subscribed	235	751
Distributions Reinvested	—	98
Redeemed	(2,238)	(4,579)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,211)	(24,266)
Total Increase (Decrease) in Net Assets	69	(17,671)
Net Assets:
Beginning of Period	126,058	143,729
End of Period (Including Accumulated Undistributed Net Investment Income of $2,468 and $1,140)	$126,127	$126,058
(1) Capital Share Transactions:
Class I:
Shares Subscribed	117	245
Shares Issued on Distributions Reinvested	—	51
Shares Redeemed	(915)	(2,440)
Net Decrease in Class I Shares Outstanding	(798)	(2,144)
Class II:
Shares Subscribed	23	78
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(218)	(480)
Net Decrease in Class II Shares Outstanding	(195)	(392)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015(8)		2014(8)		2013(8)		2012(8)
Net Asset Value, Beginning of Period	$9.87		$9.39		$10.28		$11.06		$9.55		$8.58
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.15		0.17		0.20		0.18		0.14
Net Realized and Unrealized Gain (Loss)	0.73		0.37		(0.81)		0.06		1.34		1.00
Total from Investment Operations	0.84		0.52		(0.64)		0.26		1.52		1.14
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.17)		(0.09)		(0.01)		(0.19)
Net Realized Gain	—		(0.04)		(0.08)		(0.95)		—		—
Total Distributions	—		(0.04)		(0.25)		(1.04)		(0.01)		(0.19)
Regulatory Settlement Proceeds	—		—		—		—		—		0.02	(3)
Net Asset Value, End of Period	$10.71		$9.87		$9.39		$10.28		$11.06		$9.55
Total Return(4)	8.51	%(9)	5.58%		(6.39)%		2.15%		15.95%		13.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,501		$104,197		$119,248		$150,001		$157,059		$63,205
Ratio of Expenses to Average Net Assets(11)	0.88	%(5)(10)	0.88	%(5)	0.69	%(5)(6)	0.56	%(5)	0.62	%(5)(7)	0.94	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		0.94	%(5)
Ratio of Net Investment Income to Average Net Assets(11)	2.14	%(5)(10)	1.54	%(5)	1.73	%(5)	1.86	%(5)	1.69	%(5)	1.53	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.03%		0.04%		0.04%		0.06%
Portfolio Turnover Rate	53	%(9)	105%		146%		82%		168%		105%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.47	%(10)	1.43%		1.47%		1.42%		1.32%		1.72%
Net Investment Income to Average Net Assets	1.55	%(10)	0.99%		0.95%		1.00%		0.99%		0.75%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  During the year ended December 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.23% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 13.61%.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

(7)  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

(8)  Not consolidated.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015(8)		2014(8)		2013(8)		2012(8)
Net Asset Value, Beginning of Period	$9.82		$9.35		$10.24		$11.03		$9.54		$8.57
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.14		0.16		0.19		0.17		0.13
Net Realized and Unrealized Gain (Loss)	0.73		0.37		(0.82)		0.06		1.33		1.01
Total from Investment Operations	0.83		0.51		(0.66)		0.25		1.50		1.14
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.15)		(0.09)		(0.01)		(0.19)
Net Realized Gain	—		(0.04)		(0.08)		(0.95)		—		—
Total Distributions	—		(0.04)		(0.23)		(1.04)		(0.01)		(0.19)
Regulatory Settlement Proceeds	—		—		—		—		—		0.02	(3)
Net Asset Value, End of Period	$10.65		$9.82		$9.35		$10.24		$11.03		$9.54
Total Return(4)	8.45	%(9)	5.49%		(6.53)%		2.00%		15.75%		13.70%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,626		$21,861		$24,481		$29,604		$33,988		$241
Ratio of Expenses to Average Net Assets(11)	0.98	%(5)(10)	0.98	%(5)	0.79	%(5)(6)	0.66	%(5)	0.72	%(5)(7)	1.04	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.04	%(5)
Ratio of Net Investment Income to Average Net Assets(11)	2.04	%(5)(10)	1.44	%(5)	1.63	%(5)	1.76	%(5)	1.59	%(5)	1.43	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.03%		0.04%		0.04%		0.06%
Portfolio Turnover Rate	53	%(9)	105%		146%		82%		168%		105%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%(10)	1.68%		1.76%		1.77%		1.67%		2.07%
Net Investment Income to Average Net Assets	1.30	%(10)	0.74%		0.66%		0.65%		0.64%		0.40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment Income.

(2)  Per share amount is based on average shares outstanding.

(3)  During the year ended December 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 13.46%.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

(7)  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

(8)  Not consolidated.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

Effective October 3, 2016, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2017, the Subsidiary represented approximately $7,485,000 or approximately 5.93% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal

Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$90	$—	$90
Agency Fixed Rate Mortgages	—	2,880	—	2,880
Asset-Backed Securities	—	133	—	133
Commercial Mortgage-Backed Securities	—	1,540	—	1,540
Corporate Bonds	—	14,014	—	14,014
Mortgages - Other	—	574	—	574
Sovereign	—	32,071	—	32,071
U.S. Treasury Securities	—	5,123	—	5,123
Total Fixed Income Securities	—	56,425	—	56,425
Common Stocks
Aerospace & Defense	963	—	—	963
Air Freight & Logistics	347	—	—	347
Airlines	11	—	—	11
Auto Components	238	—	—	238
Automobiles	1,022	—	—	1,022
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Banks	$6,764	$—	$—		$6,764
Beverages	1,285	—	—		1,285
Biotechnology	1,796	—	—		1,796
Building Products	916	—	—		916
Capital Markets	1,491	—	—		1,491
Chemicals	844	—	—		844
Commercial Services & Supplies	297	—	—		297
Communications Equipment	434	—	—		434
Construction & Engineering	1,120	—	—		1,120
Construction Materials	310	—	—		310
Consumer Finance	1,533	—	—		1,533
Containers & Packaging	52	—	—		52
Diversified Financial Services	372	—	—		372
Diversified Telecommunication Services	1,352	276	—		1,628
Electric Utilities	1,088	—	—		1,088
Electrical Equipment	397	—	—		397
Electronic Equipment, Instruments & Components	433	—	—		433
Energy Equipment & Services	634	—	—	†	634	†
Equity Real Estate Investment Trusts (REITs)	661	—	—		661
Food & Staples Retailing	1,619	—	—		1,619
Food Products	997	—	—		997
Gas Utilities	69	—	—		69
Health Care Equipment & Supplies	1,590	—	—		1,590
Health Care Providers & Services	1,486	—	—		1,486
Health Care Technology	51	—	—		51
Hotels, Restaurants & Leisure	989	—	—		989
Household Durables	169	—	—		169
Household Products	1,457	—	—		1,457
Independent Power and Renewable Electricity Producers	24	—	—		24
Industrial Conglomerates	975	—	—		975
Information Technology Services	1,905	—	—		1,905
Insurance	1,308	—	—		1,308
Internet & Direct Marketing Retail	665	—	—		665
Internet Software & Services	1,095	—	—		1,095

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$200	$—	$—		$200
Machinery	886	—	—		886
Marine	85	—	—		85
Media	1,603	—	—		1,603
Metals & Mining	1,677	—	—		1,677
Multi-Line Retail	138	—	—		138
Multi-Utilities	638	—	—		638
Oil, Gas & Consumable Fuels	2,155	—	—		2,155
Paper & Forest Products	32	—	—		32
Personal Products	418	—	—		418
Pharmaceuticals	4,092	—	—		4,092
Professional Services	1,122	—	—		1,122
Real Estate Management & Development	341	—	—		341
Road & Rail	873	—	—		873
Semiconductors & Semiconductor Equipment	749	—	—	@	749
Software	1,057	—	—		1,057
Specialty Retail	808	—	—		808
Tech Hardware, Storage & Peripherals	1,200	—	—		1,200
Textiles, Apparel & Luxury Goods	498	—	—		498
Thrifts & Mortgage Finance	5	—	—		5
Tobacco	1,406	—	—		1,406
Trading Companies & Distributors	301	—	—		301
Transportation Infrastructure	597	—	—		597
Water Utilities	73	—	—		73
Wireless Telecommunication Services	478	—	—		478
Total Common Stocks	60,191	276	—	@†	60,467	†
Investment Company	3,163	—	—		3,163
Short-Term Investments
Investment Company	5,002	—	—		5,002
U.S. Treasury Security	—	743	—		743
Total Short-Term Investments	5,002	743	—		5,745
Foreign Currency Forward Exchange Contracts	—	965	—		965
Futures Contracts	163	—	—		163
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Interest Rate Swap Agreements	$—	$158	$—		$158
Total Return Swap Agreements	—	43	—		43
Total Assets	68,519	58,610	—	@†	127,129 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(905)	—		(905)
Futures Contracts	(336)	—	—		(336)
Interest Rate Swap Agreements	—	(48)	—		(48)
Total Return Swap Agreements	—	(166)	—		(166)
Total Liabilities	(336)	(1,119)	—		(1,455)
Total	$68,183	$57,491	$—	@†	$125,674 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance		$—	@†
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		(51)
Change in unrealized appreciation (depreciation)		51
Realized gains (losses)		—
Ending Balance		$—	@†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$	(—	@)

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2017.

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$965
Futures Contracts	Variation Margin on
	Futures Contracts	Equity Risk	82	(a)
Futures Contracts	Variation Margin on	Interest
	Futures Contracts	Rate Risk	81	(a)
Swap Agreements	Unrealized Appreciation on
	Swap Agreements	Equity Risk	43
Swap Agreements	Variation Margin on	Interest
	Swap Agreements	Rate Risk	158	(a)
Total			$1,329
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(905)
Futures Contracts	Variation Margin on
	Futures Contracts	Commodity Risk	(43	)(a)
Futures Contracts	Variation Margin on
	Futures Contracts	Equity Risk	(250	)(a)
Futures Contracts	Variation Margin on	Interest
	Futures Contracts	Rate Risk	(43	)(a)
Swap Agreements	Unrealized Depreciation on
	Swap Agreements	Equity Risk	(166)
Swap Agreements	Unrealized Depreciation on	Interest
	Swap Agreements	Rate Risk	(—	@)
Swap Agreements	Variation Margin on	Interest
	Swap Agreements	Rate Risk	(48	)(a)
Total			$(1,455)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$286
Commodity	Futures Contracts	24
Equity Risk	Futures Contracts	2,691
Interest Rate Risk	Futures Contracts	184
Credit Risk	Swap Agreements	91
Equity Risk	Swap Agreements	62
Interest Rate Risk	Swap Agreements	(1,438)
Total		$1,900
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$(246)
Commodity	Futures Contracts	(106)
Equity Risk	Futures Contracts	(115)
Interest Rate Risk	Futures Contracts	83
Equity Risk	Swap Agreements	149
Credit Risk	Swap Agreements	(65)
Interest Rate Risk	Swap Agreements	164
Total		$(136)

At June 30, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$965	$(905)
Swap Agreements	43	(166)
Total	$1,008	$(1,071)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$104	$(80)	$—	$24
Bank of Montreal	10	(10)	—	0
Barclays Bank PLC	74	(65)	—	9
BNP Paribas SA	16	(16)	—	0
Citibank NA	475	(329)	—	146
Commonwealth Bank of Australia	5	(5)	—	0
Goldman Sachs International	21	(21)	—	0
HSBC Bank PLC	12	(4)	—	8
JPMorgan Chase Bank NA	128	(111)	—	17
State Street Bank and Trust Co.	13	(9)	—	4
UBS AG	150	(150)	—	0
Total	$1,008	$(800)	$—	$208
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$80	$(80)	$—	$0
Bank of America NA	35	—	—	35
Bank of Montreal	10	(10)	—	0
Barclays Bank PLC	65	(65)	—	0
BNP Paribas SA	87	(16)	—	71
Citibank NA	329	(329)	—	0
Commonwealth Bank of Australia	26	(5)	—	21
Goldman Sachs International	46	(21)	—	25
HSBC Bank PLC	4	(4)	—	0
JPMorgan Chase Bank NA	111	(111)	—	0
State Street Bank and Trust Co.	9	(9)	—	0
UBS AG	269	(150)	—	119
Total	$1,071	$(800)	$—	$271

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$48,106,000
Futures Contracts:
Average monthly original value	$80,628,000
Swap Agreements:
Average monthly notional amount	$30,164,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.16% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $357,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2017, this waiver amounted to approximately $16,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $48,526,000 and $42,534,000, respectively. For the six months ended June 30, 2017, purchases and sales of long-term U.S. Government securities were approximately $17,319,000 and $15,543,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$23,168	$36,109	$54,275	$54	$5,002

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for consolidated financial statement

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$586	$2,692	$1,279

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on certain equity securities designated as issued by passive foreign investment companies and swap transactions, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(372)	$364	$8

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,438	$1,839

At December 31, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration*
$1,814	December 31, 2017

*  Includes capital losses acquired from Morgan Stanley Variable Investment Series Strategist Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,813,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.7%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
1855939 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,270.60	$1,020.98	$4.33	$3.86	0.77%
Growth Portfolio Class II	1,000.00	1,269.20	1,019.74	5.74	5.11	1.02

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.2%)
Automobiles (1.5%)
Tesla, Inc. (a)(b)	9,355	$3,383
Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc. (b)	16,586	1,323
Intrexon Corp. (a)(b)	24,172	582
Juno Therapeutics, Inc. (a)(b)	22,689	678
		2,583
Capital Markets (3.6%)
S&P Global, Inc.	56,546	8,255
Health Care Equipment & Supplies (6.5%)
DexCom, Inc. (b)	47,765	3,494
Intuitive Surgical, Inc. (b)	11,876	11,108
		14,602
Health Care Technology (6.7%)
athenahealth, Inc. (b)	62,591	8,797
Veeva Systems, Inc., Class A (b)	103,728	6,360
		15,157
Hotels, Restaurants & Leisure (4.9%)
Starbucks Corp.	190,286	11,096
Information Technology Services (7.4%)
Mastercard, Inc., Class A	85,253	10,354
Visa, Inc., Class A	69,304	6,499
		16,853
Internet & Direct Marketing Retail (14.5%)
Amazon.com, Inc. (b)	19,883	19,246
Netflix, Inc. (b)	14,804	2,212
Priceline Group, Inc. (The) (b)	6,040	11,298
		32,756
Internet Software & Services (20.5%)
Alibaba Group Holding Ltd. ADR (China) (b)	29,877	4,210
Alphabet, Inc., Class C (b)	15,758	14,320
Facebook, Inc., Class A (b)	129,084	19,489
Tencent Holdings Ltd. (China) (c)	107,100	3,830
Twitter, Inc. (b)	250,047	4,468
		46,317
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (b)	63,347	10,992
Semiconductors & Semiconductor Equipment (3.2%)
NVIDIA Corp.	49,528	7,160
Software (17.4%)
Activision Blizzard, Inc.	98,337	5,661
Salesforce.com, Inc. (b)	127,283	11,023
ServiceNow, Inc. (b)	106,438	11,282
Snap, Inc., Class A (a)(b)	42,469	755
Workday, Inc., Class A (b)	109,273	10,600
		39,321
Total Common Stocks (Cost $115,447)		208,475
	Shares	Value (000)
Preferred Stocks (3.3%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (b)(d)(e)(f) (acquisition cost — $1,089; acquired 12/22/15)	47,281	$1,177
Internet & Direct Marketing Retail (2.7%)
Airbnb, Inc. Series D (b)(d)(e)(f) (acquisition cost — $1,335; acquired 4/16/14)	32,784	3,531
Uber Technologies Series G (b)(d)(e)(f) (acquisition cost — $3,117; acquired 12/3/15)	63,916	2,636
		6,167
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (b)(d)(e)(f) (acquisition cost — $485; acquired 1/30/14)	25,401	219
Total Preferred Stocks (Cost $6,026)		7,563
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY November 2017 @ CNY 7.40, Royal Bank of Scotland (Cost $113)	33,569	21
	Shares
Short-Term Investments (4.9%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,321,525	1,322
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (1.08%, dated 6/30/17, due 7/3/17; proceeds $160; fully collateralized by U.S. Government obligations; 2.13% – 2.75% due 6/30/22 – 8/15/42; valued at $163)	$160	160
HSBC Securities USA, Inc., (1.06%, dated 6/30/17, due 7/3/17; proceeds $146; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $150)	146	146
HSBC Securities USA, Inc., (1.07%, dated 6/30/17, due 7/3/17; proceeds $105; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $107)	105	105
		411
Total Securities held as Collateral on Loaned Securities (Cost $1,733)		1,733

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $9,159)	9,158,529	$9,159
Total Short-Term Investments (Cost $10,892)		10,892
Total Investments (100.4%) (Cost $132,478) Including $3,244 of Securities Loaned (g)		226,951
Liabilities in Excess of Other Assets (-0.4%)		(893)
Net Assets (100.0%)		$226,058

(a)  All or a portion of this security was on loan at June 30, 2017.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2017, the Fund held fair valued securities valued at approximately $7,563,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(e)  Security has been deemed illiquid at June 30, 2017.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2017, amounts to approximately $7,563,000 and represents 3.4% of net assets.

(g)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $100,513,000 and the aggregate gross unrealized depreciation is approximately $6,040,000, resulting in net unrealized appreciation of approximately $94,473,000.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.9%
Internet Software & Services	20.7
Software	17.4
Internet & Direct Marketing Retail	17.3
Information Technology Services	7.5
Health Care Technology	6.7
Health Care Equipment & Supplies	6.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $121,997)	$216,470
Investment in Security of Affiliated Issuer, at Value (Cost $10,481)	10,481
Total Investments in Securities, at Value (Cost $132,478)	226,951
Receivable for Investments Sold	2,596
Receivable for Fund Shares Sold	237
Dividends Receivable	41
Receivable from Affiliate	7
Other Assets	24
Total Assets	229,856
Liabilities:
Collateral on Securities Loaned, at Value	1,733
Payable for Investments Purchased	1,441
Payable for Advisory Fees	270
Payable for Fund Shares Redeemed	174
Payable for Servicing Fees	91
Payable for Professional Fees	27
Payable for Distribution Fees — Class II Shares	21
Payable for Administration Fees	15
Payable for Custodian Fees	6
Payable for Directors' Fees and Expenses	4
Payable for Transfer Agency Fees	1
Other Liabilities	15
Total Liabilities	3,798
NET ASSETS	$226,058
Net Assets Consist of:
Paid-in-Capital	$101,812
Accumulated Net Investment Loss	(597)
Accumulated Net Realized Gain	30,370
Unrealized Appreciation (Depreciation) on:
Investments	94,473
Net Assets	$226,058
CLASS I:
Net Assets	$125,037
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,992,622 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$31.32
CLASS II:
Net Assets	$101,021
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,363,723 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$30.03
(1) Including:
Securities on Loan, at Value:	$3,244

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$236
Income from Securities Loaned — Net	79
Dividends from Security of Affiliated Issuer (Note H)	25
Total Investment Income	340
Expenses:
Advisory Fees (Note B)	523
Servicing Fees (Note D)	125
Distribution Fees — Class II Shares (Note E)	115
Administration Fees (Note C)	84
Professional Fees	48
Shareholder Reporting Fees	12
Custodian Fees (Note G)	6
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	8
Total Expenses	932
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	925
Net Investment Loss	(585)
Realized Gain (Loss):
Investments Sold	12,012
Foreign Currency Transactions	(— @)
Net Realized Gain	12,012
Change in Unrealized Appreciation (Depreciation):
Investments	37,480
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	49,492
Net Increase in Net Assets Resulting from Operations	$48,907

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(585)	$(418)
Net Realized Gain	12,012	18,224
Net Change in Unrealized Appreciation (Depreciation)	37,480	(21,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,907	(3,521)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(17,607)
Class II:
Net Realized Gain	—	(14,329)
Total Distributions	—	(31,936)
Capital Share Transactions:(1)
Class I:
Subscribed	2,946	4,994
Distributions Reinvested	—	17,607
Redeemed	(9,998)	(18,259)
Class II:
Subscribed	13,146	20,763
Distributions Reinvested	—	14,329
Redeemed	(13,528)	(28,673)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,434)	10,761
Total Increase (Decrease) in Net Assets	41,473	(24,696)
Net Assets:
Beginning of Period	184,585	209,281
End of Period (Including Accumulated Net Investment Loss of $(597) and $(12))	$226,058	$184,585
(1) Capital Share Transactions:
Class I:
Shares Subscribed	100	189
Shares Issued on Distributions Reinvested	—	731
Shares Redeemed	(348)	(685)
Net Increase (Decrease) in Class I Shares Outstanding	(248)	235
Class II:
Shares Subscribed	470	800
Shares Issued on Distributions Reinvested	—	619
Shares Redeemed	(490)	(1,118)
Net Increase (Decrease) in Class II Shares Outstanding	(20)	301

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$24.65		$29.93		$30.73		$31.03		$21.94		$20.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.06)		(0.03)		(0.11)		(0.06)		(0.03)		0.10
Net Realized and Unrealized Gain (Loss)	6.73		(0.57)		3.76		1.98		10.23		2.76
Total from Investment Operations	6.67		(0.60)		3.65		1.92		10.20		2.86
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.12)		—
Net Realized Gain	—		(4.68)		(4.45)		(2.22)		(0.99)		(1.02)
Total Distributions	—		(4.68)		(4.45)		(2.22)		(1.11)		(1.02)
Net Asset Value, End of Period	$31.32		$24.65		$29.93		$30.73		$31.03		$21.94
Total Return(3)	27.06	%(7)	(1.64)%		12.24%		6.36%		48.07%		14.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,037		$104,504		$119,883		$122,881		$142,052		$51,043
Ratio of Expenses to Average Net Assets(9)	0.77	%(4)(8)	0.76	%(4)	0.80	%(4)	0.77	%(4)	0.82	%(4)(5)	0.85	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.80	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.44	)%(4)(8)	(0.11	)%(4)	(0.37	)%(4)	(0.19	)%(4)	(0.11	)%(4)	0.45	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	17	%(7)	39%		33%		30%		32%		48%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.79%		0.81%		0.85%		0.90%		0.88%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.14)%		(0.38)%		(0.27)%		(0.19)%		0.42%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Loss to Average Net Assets would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to September 9, 2013, the maximum ratio was 0.85% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$23.66		$29.00		$29.97		$30.39		$21.50		$19.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.09)		(0.18)		(0.13)		(0.09)		0.04
Net Realized and Unrealized Gain (Loss)	6.47		(0.57)		3.66		1.93		10.02		2.71
Total from Investment Operations	6.37		(0.66)		3.48		1.80		9.93		2.75
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.05)		—
Net Realized Gain	—		(4.68)		(4.45)		(2.22)		(0.99)		(1.02)
Total Distributions	—		(4.68)		(4.45)		(2.22)		(1.04)		(1.02)
Net Asset Value, End of Period	$30.03		$23.66		$29.00		$29.97		$30.39		$21.50
Total Return(3)	26.92	%(7)	(1.92)%		11.97%		6.09%		47.72%		14.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,021		$80,081		$89,398		$80,103		$78,501		$31,883
Ratio of Expenses to Average Net Assets(9)	1.02	%(4)(8)	1.01	%(4)	1.05	%(4)	1.02	%(4)	1.07	%(4)(5)	1.10	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.05	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.69	)%(4)(8)	(0.36	)%(4)	(0.62	)%(4)	(0.44	)%(4)	(0.36	)%(4)	0.20	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	17	%(7)	39%		33%		30%		32%		48%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.04%		1.09%		1.20%		1.25%		1.23%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.39)%		(0.66)%		(0.62)%		(0.54)%		0.07%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income Loss to Average Net Assets would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to September 9, 2013, the maximum ratio was 1.10% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The

Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$3,383	$—	$—	$3,383
Biotechnology	2,583	—	—	2,583
Capital Markets	8,255	—	—	8,255
Health Care Equipment & Supplies	14,602	—	—	14,602
Health Care Technology	15,157	—	—	15,157
Hotels, Restaurants & Leisure	11,096	—	—	11,096
Information Technology Services	16,853	—	—	16,853
Internet & Direct Marketing Retail	32,756	—	—	32,756
Internet Software & Services	46,317	—	—	46,317
Life Sciences Tools & Services	10,992	—	—	10,992
Semiconductors & Semiconductor Equipment	7,160	—	—	7,160
Software	39,321	—	—	39,321
Total Common Stocks	208,475	—	—	208,475
Preferred Stocks	—	—	7,563	7,563
Call Option Purchased	—	21	—	21
Short-Term Investments
Investment Company	10,481	—	—	10,481
Repurchase Agreements	—	411	—	411
Total Short-Term Investments	10,481	411	—	10,892
Total Assets	$218,956	$432	$7,563	$226,951

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Preferred Stocks (000)
Beginning Balance	$7,844
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(281)
Realized gains (losses)	—
Ending Balance	$7,563
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(281)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$1,177	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%		27.0%		26.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	12.0	x	20.8	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Direct Marketing Retail
Preferred Stocks	$3,531	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.7	x	15.5	x	9.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$2,636	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	8.3	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Preferred Stock	$219	Market Transaction Method	Pending Transaction	$8.15		$9.05		$8.60		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.8	x	7.6	x	5.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The

Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$21	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Option Purchased)	$(99	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(83	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$21	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$21	$—	$—	$21

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	27,327,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements.

Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,244	(e)	$—	$(3,244	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Fund received cash collateral of approximately $1,733,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,594,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,733	$—	$—	$—	$1,733
Total Borrowings	$1,733	$—	$—	$—	$1,733
Gross amount of recognized liabilities for securities lending transactions					$1,733

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2017, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.49% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $34,082,000 and $45,419,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$13,633	$30,269	$33,421	$25	$10,481

During the six months ended June 30, 2017, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$31,936	$—	$27,828

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on partnership investments sold and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$416	$365	$(781)

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$18,933

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.1%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
1855845 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

Mid Cap Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Mid Cap Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,272.90	$1,019.59	$5.92	$5.26	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,271.30	1,019.09	6.48	5.76	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Aerospace & Defense (3.6%)
TransDigm Group, Inc.	15,551	$4,181
Automobiles (1.5%)
Tesla, Inc. (a)	4,799	1,735
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	8,583	685
Intrexon Corp. (a)(b)	14,038	338
Juno Therapeutics, Inc. (a)(b)	11,741	351
		1,374
Capital Markets (7.4%)
MSCI, Inc.	41,326	4,256
S&P Global, Inc.	29,305	4,279
		8,535
Consumer Finance (0.9%)
LendingClub Corp. (a)	193,719	1,067
Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	6,749	573
Health Care Equipment & Supplies (6.5%)
DexCom, Inc. (a)	24,729	1,809
Intuitive Surgical, Inc. (a)	6,081	5,688
		7,497
Health Care Technology (12.1%)
athenahealth, Inc. (a)	55,555	7,808
Veeva Systems, Inc., Class A (a)	102,118	6,261
		14,069
Hotels, Restaurants & Leisure (2.3%)
Dunkin' Brands Group, Inc.	48,642	2,681
Information Technology Services (3.8%)
Gartner, Inc. (a)	36,018	4,449
Internet & Direct Marketing Retail (5.0%)
Expedia, Inc.	39,163	5,833
Internet Software & Services (14.6%)
Angie's List, Inc. (a)(b)	330,868	4,232
MercadoLibre, Inc.	10,763	2,700
Twitter, Inc. (a)	243,931	4,359
Zillow Group, Inc., Class C (a)	114,467	5,610
		16,901
Life Sciences Tools & Services (6.7%)
Illumina, Inc. (a)	44,942	7,798
Multi-Line Retail (2.3%)
Dollar Tree, Inc. (a)	37,519	2,623
Professional Services (7.3%)
IHS Markit Ltd. (a)	94,262	4,152
Verisk Analytics, Inc. (a)	51,609	4,354
		8,506
Software (16.8%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	31,719	1,116
ServiceNow, Inc. (a)	54,201	5,745
	Shares	Value (000)
Snap, Inc., Class A (a)(b)	22,311	$396
Splunk, Inc. (a)	67,584	3,845
Take-Two Interactive Software, Inc. (a)	40,715	2,988
Workday, Inc., Class A (a)	56,079	5,440
		19,530
Textiles, Apparel & Luxury Goods (1.1%)
Under Armour, Inc., Class C (a)	65,172	1,314
Total Common Stocks (Cost $80,324)		108,666
Preferred Stocks (3.8%)
Internet & Direct Marketing Retail (3.1%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,370; acquired 4/16/14)	33,636	3,623
Software (0.7%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost — $455; acquired 7/19/12)	148,616	602
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	117
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	118
		837
Total Preferred Stocks (Cost $2,029)		4,460
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY November 2017 @ CNY 7.40, Royal Bank of Scotland (Cost $58)	17,375	11
	Shares
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	628,428	628
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (1.08%, dated 6/30/17, due 7/3/17; proceeds $76; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 6/30/22 - 8/15/42; valued at $78)	$76	76
HSBC Securities USA, Inc., (1.07%, dated 6/30/17, due 7/3/17; proceeds $50; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $51)	50	50

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (1.06%, dated 6/30/17, due 7/3/17; proceeds $70; fully collateralized by a U.S. Government agency security; 5.00% due 6/1/47; valued at $71)	$70	$70
		196
Total Securities held as Collateral on Loaned Securities (Cost $824)		824
	Shares
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $3,586)	3,586,209	3,586
Total Short-Term Investments (Cost $4,410)		4,410
Total Investments (101.2%) (Cost $86,821) Including $1,180 of Securities Loaned (f)		117,547
Liabilities in Excess of Other Assets (-1.2%)		(1,380)
Net Assets (100.0%)		$116,167

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2017.

(c)  At June 30, 2017, the Fund held fair valued securities valued at approximately $4,460,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(d)  Security has been deemed illiquid at June 30, 2017.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2017, amounts to approximately $4,460,000 and represents 3.8% of net assets.

(f)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $34,338,000 and the aggregate gross unrealized depreciation is approximately $3,612,000, resulting in net unrealized appreciation of approximately $30,726,000.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	20.2%
Software	17.4
Internet Software & Services	14.5
Health Care Technology	12.1
Internet & Direct Marketing Retail	8.1
Capital Markets	7.3
Professional Services	7.3
Life Sciences Tools & Services	6.7
Health Care Equipment & Supplies	6.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $82,607)	$113,333
Investment in Security of Affiliated Issuer, at Value (Cost $4,214)	4,214
Total Investments in Securities, at Value (Cost $86,821)	117,547
Receivable for Investments Sold	277
Dividends Receivable	105
Receivable for Fund Shares Sold	41
Receivable from Affiliate	3
Other Assets	23
Total Assets	117,996
Liabilities:
Collateral on Securities Loaned, at Value	824
Payable for Fund Shares Redeemed	711
Payable for Advisory Fees	185
Payable for Servicing Fees	43
Payable for Professional Fees	23
Payable for Administration Fees	8
Payable for Distribution Fees — Class II Shares	7
Payable for Custodian Fees	5
Payable for Transfer Agency Fees	1
Payable for Directors' Fees and Expenses	1
Other Liabilities	21
Total Liabilities	1,829
NET ASSETS	$116,167
Net Assets Consist of:
Paid-in-Capital	$76,421
Accumulated Net Investment Loss	(478)
Accumulated Net Realized Gain	9,498
Unrealized Appreciation (Depreciation) on:
Investments	30,726
Net Assets	$116,167
CLASS I:
Net Assets	$28,866
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,601,084 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.10
CLASS II:
Net Assets	$87,301
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,030,317 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.87
(1) Including:
Securities on Loan, at Value:	$1,180

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$117
Income from Securities Loaned — Net	21
Dividends from Securities of Affiliated Issuers (Note H)	9
Total Investment Income	147
Expenses:
Advisory Fees (Note B)	412
Distribution Fees — Class II Shares (Note E)	104
Servicing Fees (Note D)	81
Professional Fees	53
Administration Fees (Note C)	44
Shareholder Reporting Fees	11
Transfer Agency Fees (Note F)	5
Custodian Fees (Note G)	3
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	10
Total Expenses	728
Waiver of Distribution Fees — Class II Shares (Note E)	(62)
Waiver of Advisory Fees (Note B)	(47)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	616
Net Investment Loss	(469)
Realized Gain:
Investments Sold	12,543
Change in Unrealized Appreciation (Depreciation):
Investments	14,254
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	26,797
Net Increase in Net Assets Resulting from Operations	$26,328

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(469)	$(85)
Net Realized Gain (Loss)	12,543	(2,634)
Net Change in Unrealized Appreciation (Depreciation)	14,254	(9,950)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,328	(12,669)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(1,536)
Class II:
Net Realized Gain	—	(4,019)
Total Distributions	—	(5,555)
Capital Share Transactions:(1)
Class I:
Subscribed	2,205	4,348
Distributions Reinvested	—	1,536
Redeemed	(7,769)	(20,517)
Class II:
Subscribed	4,073	5,035
Distributions Reinvested	—	4,019
Redeemed	(11,726)	(20,107)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,217)	(25,686)
Total Increase (Decrease) in Net Assets	13,111	(43,910)
Net Assets:
Beginning of Period	103,056	146,966
End of Period (Including Accumulated Net Investment Loss of $(478) and $(9))	$116,167	$103,056
(1) Capital Share Transactions:
Class I:
Shares Subscribed	227	485
Shares Issued on Distributions Reinvested	—	172
Shares Redeemed	(823)	(2,292)
Net Decrease in Class I Shares Outstanding	(596)	(1,635)
Class II:
Shares Subscribed	430	568
Shares Issued on Distributions Reinvested	—	459
Shares Redeemed	(1,190)	(2,236)
Net Decrease in Class II Shares Outstanding	(760)	(1,209)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$8.72		$10.03		$12.73		$14.41		$10.77		$11.22
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.00	)(3)	(0.08)		(0.02)		(0.05)		0.04
Net Realized and Unrealized Gain (Loss)	2.42		(0.87)		(0.50)		0.28		4.03		0.91
Total from Investment Operations	2.38		(0.87)		(0.58)		0.26		3.98		0.95
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.05)		—
Net Realized Gain	—		(0.44)		(2.12)		(1.94)		(0.29)		(1.40)
Total Distributions	—		(0.44)		(2.12)		(1.94)		(0.34)		(1.40)
Net Asset Value, End of Period	$11.10		$8.72		$10.03		$12.73		$14.41		$10.77
Total Return(4)	27.29	%(7)	(8.78)%		(5.90)%		1.97%		37.49%		8.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,866		$27,893		$48,467		$66,653		$72,112		$61,552
Ratio of Expenses to Average Net Assets(9)	1.05	%(5)(8)	1.04	%(5)	1.05	%(5)	1.05	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.78	)%(5)(8)	(0.00	)%(5)(6)	(0.67	)%(5)	(0.14	)%(5)	(0.39	)%(5)	0.33	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	25	%(7)	42%		25%		44%		49%		29%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%(8)	1.14%		1.10%		1.10%		1.09%		1.06%
Net Investment Income (Loss) to Average Net Assets	(0.86	)%(8)	(0.10)%		(0.72)%		(0.19)%		(0.43)%		0.32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$8.55		$9.85		$12.55		$14.25		$10.64		$11.12
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.01)		(0.09)		(0.03)		(0.06)		0.03
Net Realized and Unrealized Gain (Loss)	2.36		(0.85)		(0.49)		0.27		3.99		0.89
Total from Investment Operations	2.32		(0.86)		(0.58)		0.24		3.93		0.92
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)		—
Net Realized Gain	—		(0.44)		(2.12)		(1.94)		(0.29)		(1.40)
Total Distributions	—		(0.44)		(2.12)		(1.94)		(0.32)		(1.40)
Net Asset Value, End of Period	$10.87		$8.55		$9.85		$12.55		$14.25		$10.64
Total Return(3)	27.13	%(6)	(8.84)%		(5.99)%		1.84%		37.48%		8.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$87,301		$75,163		$98,499		$129,617		$151,317		$157,899
Ratio of Expenses to Average Net Assets(8)	1.15	%(4)(7)	1.14	%(4)	1.15	%(4)	1.15	%(4)	1.15	%(4)	1.15	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	(0.88	)%(4)(7)	(0.10	)%(4)	(0.77	)%(4)	(0.24	)%(4)	(0.49	)%(4)	0.23	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	25	%(6)	42%		25%		44%		49%		29%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%(7)	1.39%		1.39%		1.45%		1.44%		1.41%
Net Investment Loss to Average Net Assets	(1.11	)%(7)	(0.35)%		(1.01)%		(0.54)%		(0.78)%		(0.03)%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not Annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Fund suspended offering Class I shares and Class II shares of the Fund to new investors. The Fund will continue to offer Class I shares and Class II shares of the Fund to existing shareholders. On May 31, 2017, the Fund recommenced offering Class I and Class II shares to new investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,181	$—	$—	$4,181
Automobiles	1,735	—	—	1,735
Biotechnology	1,374	—	—	1,374
Capital Markets	8,535	—	—	8,535
Consumer Finance	1,067	—	—	1,067
Electronic Equipment, Instruments & Components	573	—	—	573
Health Care Equipment & Supplies	7,497	—	—	7,497
Health Care Technology	14,069	—	—	14,069
Hotels, Restaurants & Leisure	2,681	—	—	2,681
Information Technology Services	4,449	—	—	4,449
Internet & Direct Marketing Retail	5,833	—	—	5,833
Internet Software & Services	16,901	—	—	16,901
Life Sciences Tools & Services	7,798	—	—	7,798
Multi-Line Retail	2,623	—	—	2,623
Professional Services	8,506	—	—	8,506
Software	19,530	—	—	19,530
Textiles, Apparel & Luxury Goods	1,314	—	—	1,314
Total Common Stocks	108,666	—	—	108,666
Preferred Stocks	—	—	4,460	4,460
Call Option Purchased	—	11	—	11
Short-Term Investments
Investment Company	4,214	—	—	4,214
Repurchase Agreements	—	196	—	196
Total Short-Term Investments	4,214	196	—	4,410
Total Assets	$112,880	$207	$4,460	$117,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$1,341	$5,220	$129
Purchases	—	—	—
Sales	(1,274)	(1,034)	(119)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	40	(375)	4
Realized gains (losses)	(107)	649	(14)
Ending Balance	$—	$4,460	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$—	$88	$—

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Direct Marketing Retail
Preferred Stock	$3,623	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.7	x	15.5	x	9.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stock	$837	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.5	x	10.1	x	8.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events.

The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$11	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Option Purchased)	$(55	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(43	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$11	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$11	$—	$—	$11

For the six months ended June 30, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	14,797,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,180	(e)	$—	$(1,180	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Fund received cash collateral of approximately $824,000, which approximately was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $391,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

(Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$824	$—	$—	$—	$824
Total Borrowings	$824	$—	$—	$—	$824
Gross amount of recognized liabilities for securities lending transactions					$824

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.66% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares and 1.15% for Class II shares. Effective July 1, 2017, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $47,000 of advisory fees were waived pursuant to this arrangement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2017, this waiver amounted to approximately $62,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $26,713,000 and $41,332,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$6,711	$26,454	$28,951	$9	$4,214

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$5,555	$—	$29,428

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on partnership investments held and sold by the Fund and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$84	$522	$(606)

At December 31, 2016, the Fund had no distributable earnings on a tax basis.

At December 31, 2016, the Fund had available for federal income tax purposes unused capital losses, of approximately $517,000 that do not have an experation date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 57.0%.

L. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

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Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street

Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key

Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
1855884 EXP. 08.31.18

Morgan Stanley Variable Insurance Fund, Inc.
(formerly The Universal Institutional Funds, Inc.)

Semi-Annual Report – June 30, 2017

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Actual Ending Account Value 6/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$990.60	$1,020.08	$4.69	$4.76	0.95%
U.S. Real Estate Portfolio Class II	1,000.00	989.70	1,018.84	5.92	6.01	1.20

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Apartments (13.1%)
Apartment Investment & Management Co., Class A REIT	150,406	$6,463
AvalonBay Communities, Inc. REIT	43,272	8,316
Camden Property Trust REIT	179,655	15,362
Education Realty Trust, Inc. REIT	23,188	899
Equity Residential REIT	381,335	25,103
Essex Property Trust, Inc. REIT	41,249	10,612
Monogram Residential Trust, Inc. REIT	130,180	1,264
		68,019
Commercial Financing (0.9%)
Blackstone Mortgage Trust, Inc., Class A REIT	78,015	2,465
Starwood Property Trust, Inc. REIT	98,320	2,202
		4,667
Data Centers (2.7%)
Digital Realty Trust, Inc. REIT	58,286	6,583
QTS Realty Trust, Inc., Class A REIT	140,990	7,378
		13,961
Diversified (7.5%)
VEREIT, Inc. REIT	629,530	5,124
Vornado Realty Trust REIT	360,091	33,813
		38,937
Free Standing (0.6%)
National Retail Properties, Inc. REIT	63,917	2,499
Spirit Realty Capital, Inc. REIT	84,860	629
		3,128
Health Care (8.2%)
HCP, Inc. REIT	100,996	3,228
Healthcare Realty Trust, Inc. REIT	251,779	8,598
Healthcare Trust of America, Inc., Class A REIT	140,980	4,386
MedEquities Realty Trust, Inc. REIT	148,792	1,878
Ventas, Inc. REIT	188,639	13,107
Welltower, Inc. REIT	156,715	11,730
		42,927
Industrial (5.8%)
DCT Industrial Trust, Inc. REIT	115,628	6,179
Duke Realty Corp. REIT	91,639	2,561
Liberty Property Trust REIT	108,092	4,400
ProLogis, Inc. REIT	228,778	13,416
Rexford Industrial Realty, Inc. REIT	135,952	3,731
		30,287
Lodging/Resorts (7.9%)
Chesapeake Lodging Trust REIT	230,956	5,651
Hilton Worldwide Holdings, Inc.	79,245	4,901
Host Hotels & Resorts, Inc. REIT	937,909	17,136
LaSalle Hotel Properties REIT	458,558	13,665
		41,353
	Shares	Value (000)
Manufactured Homes (0.7%)
Equity Lifestyle Properties, Inc. REIT	41,420	$3,576
Office (14.4%)
Alexandria Real Estate Equities, Inc. REIT	39,991	4,818
Boston Properties, Inc. REIT	216,304	26,610
BRCP REIT II, LP (See Note A-3) (a)(b)(c)(d)	7,155,500	1,624
Columbia Property Trust, Inc. REIT	111,788	2,502
Corporate Office Properties Trust REIT	36,281	1,271
Cousins Properties, Inc. REIT	372,885	3,278
Douglas Emmett, Inc. REIT	91,482	3,495
Hudson Pacific Properties, Inc. REIT	170,571	5,832
Kilroy Realty Corp. REIT	75,840	5,699
Mack-Cali Realty Corp. REIT	301,502	8,183
Paramount Group, Inc. REIT	583,747	9,340
SL Green Realty Corp. REIT	21,380	2,262
		74,914
Regional Malls (20.6%)
CBL & Associates Properties, Inc. REIT	20,004	169
GGP, Inc. REIT	1,173,197	27,640
Macerich Co. (The) REIT	172,432	10,011
Pennsylvania Real Estate Investment Trust REIT	145,553	1,648
Simon Property Group, Inc. REIT	404,692	65,463
Taubman Centers, Inc. REIT	31,376	1,868
Washington Prime Group, Inc. REIT	24,210	203
		107,002
Self Storage (7.0%)
CubeSmart REIT	82,376	1,980
Life Storage, Inc. REIT	78,541	5,820
Public Storage REIT	137,270	28,625
		36,425
Shopping Centers (6.5%)
Brixmor Property Group, Inc. REIT	185,950	3,325
DDR Corp. REIT	175,530	1,592
Federal Realty Investment Trust REIT	20,588	2,602
Kimco Realty Corp. REIT	24,711	453
Regency Centers Corp. REIT	329,073	20,613
Tanger Factory Outlet Centers, Inc. REIT	195,216	5,072
		33,657
Single Family Homes (1.3%)
American Homes 4 Rent, Class A REIT	105,499	2,381
Colony Starwood Homes REIT	118,804	4,076
Invitation Homes, Inc. REIT	6,720	146
		6,603
Specialty (0.7%)
Gaming and Leisure Properties, Inc. REIT	93,102	3,507
Total Common Stocks (Cost $379,946)		508,963

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $8,816)	8,815,671	$8,816
Total Investments (99.6%) (Cost $388,762) (e)		517,779
Other Assets in Excess of Liabilities (0.4%)		2,012
Net Assets (100.0%)		$519,791

(a)  Non-income producing security.

(b)  At June 30, 2017, the Fund held a fair valued security valued at approximately $1,624,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(c)  Security has been deemed illiquid at June 30, 2017.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT II, LP was acquired between 1/07 — 4/11 and has a current cost basis of approximately $3,268,000. At June 30, 2017, this security had a market value of approximately $1,624,000 representing 0.3% of net assets.

(e)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $137,145,000 and the aggregate gross unrealized depreciation is approximately $8,128,000, resulting in net unrealized appreciation of approximately $129,017,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	20.7%
Office	14.5
Apartments	13.1
Other*	8.5
Health Care	8.3
Lodging/Resorts	8.0
Diversified	7.5
Self Storage	7.0
Shopping Centers	6.5
Industrial	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $379,946)	$508,963
Investment in Security of Affiliated Issuer, at Value (Cost $8,816)	8,816
Total Investments in Securities, at Value (Cost $388,762)	517,779
Foreign Currency, at Value (Cost —@)	—	@
Receivable for Investments Sold	2,811
Dividends Receivable	1,922
Receivable for Fund Shares Sold	1,479
Receivable from Affiliate	5
Other Assets	37
Total Assets	524,033
Liabilities:
Payable for Investments Purchased	2,923
Payable for Advisory Fees	891
Payable for Servicing Fees	185
Payable for Fund Shares Redeemed	83
Payable for Distribution Fees — Class II Shares	59
Payable for Administration Fees	34
Payable for Professional Fees	26
Payable for Custodian Fees	7
Payable for Directors' Fees and Expenses	7
Payable for Transfer Agency Fees	2
Other Liabilities	25
Total Liabilities	4,242
NET ASSETS	$519,791
Net Assets Consist of:
Paid-in-Capital	$461,728
Accumulated Undistributed Net Investment Income	14,577
Accumulated Net Realized Loss	(85,531)
Unrealized Appreciation (Depreciation) on:
Investments	129,017
Foreign Currency Translations	(—	@)
Net Assets	$519,791
CLASS I:
Net Assets	$232,243
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,958,555 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.19
CLASS II:
Net Assets	$287,548
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,669,411 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.04

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$9,335
Dividends from Security of Affiliated Issuer (Note H)	30
Total Investment Income	9,365
Expenses:
Advisory Fees (Note B)	2,111
Servicing Fees (Note D)	376
Distribution Fees — Class II Shares (Note E)	364
Administration Fees (Note C)	212
Professional Fees	47
Shareholder Reporting Fees	23
Custodian Fees (Note G)	12
Directors' Fees and Expenses	8
Transfer Agency Fees (Note F)	7
Pricing Fees	2
Other Expenses	5
Total Expenses	3,167
Waiver of Advisory Fees (Note B)	(286)
Rebate from Morgan Stanley Affiliate (Note H)	(10)
Net Expenses	2,871
Net Investment Income	6,494
Realized Gain:
Investments Sold	30,170
Change in Unrealized Appreciation (Depreciation):
Investments	(41,759)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(41,759)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(11,589)
Net Decrease in Net Assets Resulting from Operations	$(5,095)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2017 (unaudited) (000)	Year Ended December 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,494	$7,780
Net Realized Gain	30,170	17,227
Net Change in Unrealized Appreciation (Depreciation)	(41,759)	5,303
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,095)	30,310
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,025)
Class II:
Net Investment Income	—	(3,099)
Total Distributions	—	(6,124)
Capital Share Transactions:(1)
Class I:
Subscribed	15,398	89,347
Distributions Reinvested	—	3,025
Redeemed	(32,725)	(41,663)
Class II:
Subscribed	17,219	44,302
Distributions Reinvested	—	3,099
Redeemed	(24,777)	(44,769)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(24,885)	53,341
Total Increase (Decrease) in Net Assets	(29,980)	77,527
Net Assets:
Beginning of Period	549,771	472,244
End of Period (Including Accumulated Undistributed Net Investment Income of $14,577 and $8,083)	$519,791	$549,771
(1) Capital Share Transactions:
Class I:
Shares Subscribed	726	4,178
Shares Issued on Distributions Reinvested	—	138
Shares Redeemed	(1,525)	(1,986)
Net Increase (Decrease) in Class I Shares Outstanding	(799)	2,330
Class II:
Shares Subscribed	816	2,101
Shares Issued on Distributions Reinvested	—	142
Shares Redeemed	(1,176)	(2,157)
Net Increase (Decrease) in Class II Shares Outstanding	(360)	86

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$21.39		$20.28		$20.13		$15.74		$15.59		$13.57
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.35		0.30		0.27		0.22		0.18
Net Realized and Unrealized Gain (Loss)	(0.47)		1.04		0.12		4.38		0.11		1.97
Total from Investment Operations	(0.20)		1.39		0.42		4.65		0.33		2.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.27)		(0.26)		(0.18)		(0.13)
Net Asset Value, End of Period	$21.19		$21.39		$20.28		$20.13		$15.74		$15.59
Total Return(3)	(0.94	)%(8)	6.81%		2.17%		29.72%		2.05%		15.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$232,243		$251,517		$191,188		$204,740		$289,874		$305,099
Ratio of Expenses to Average Net Assets(10)	0.95	%(4)(9)	0.97	%(4)(5)	1.00	%(4)	1.06	%(4)(6)	1.10	%(4)	1.10	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.00	%(4)	1.05	%(4)	1.08	%(4)	1.08	%(4)
Ratio of Net Investment Income to Average Net Assets(10)	2.59	%(4)(9)	1.66	%(4)	2.36	%(4)	1.52	%(4)	1.36	%(4)	1.19	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	24	%(8)	21%		26%		25%		17%		17%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%(9)	1.06%		1.07%		1.11%		N/A		N/A
Net Investment Income to Average Net Assets	2.48	%(9)	1.57%		2.29%		1.47%		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(6)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2017		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$21.26		$20.16		$20.02		$15.66		$15.52		$13.50
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.24		0.29		0.25		0.23		0.18		0.14
Net Realized and Unrealized Gain (Loss)	(0.46)		1.04		0.12		4.35		0.10		1.97
Total from Investment Operations	(0.22)		1.33		0.37		4.58		0.28		2.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.23)		(0.22)		(0.14)		(0.09)
Net Asset Value, End of Period	$21.04		$21.26		$20.16		$20.02		$15.66		$15.52
Total Return(3)	(1.03	)%(8)	6.55%		1.92%		29.43%		1.75%		15.62%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$287,548		$298,254		$281,056		$279,305		$185,999		$177,358
Ratio of Expenses to Average Net Assets(10)	1.20	%(4)(9)	1.22	%(4)(5)	1.25	%(4)	1.31	%(4)(6)	1.35	%(4)	1.35	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.25	%(4)	1.30	%(4)	1.33	%(4)	1.33	%(4)
Ratio of Net Investment Income to Average Net Assets(10)	2.34	%(4)(9)	1.41	%(4)	2.11	%(4)	1.27	%(4)	1.11	%(4)	0.94	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	24	%(8)	21%		26%		25%		17%		17%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(9)	1.31%		1.35%		1.46%		1.45%		1.45%
Net Investment Income to Average Net Assets	2.23	%(9)	1.32%		2.01%		1.12%		1.01%		0.84%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(6)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2014, the maximum ratio was 1.35% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") (name changed on May 1, 2017, formerly The Universal Institutional Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has capital subscription commitments to certain investee companies for this same purpose, the details of which are disclosed in the Unfunded Commitments note. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

(5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$68,019	$—	$—	$68,019
Commercial Financing	4,667	—	—	4,667
Data Centers	13,961	—	—	13,961
Diversified	38,937	—	—	38,937
Free Standing	3,128	—	—	3,128
Health Care	42,927	—	—	42,927
Industrial	30,287	—	—	30,287
Lodging/Resorts	41,353	—	—	41,353
Manufactured Homes	3,576	—	—	3,576
Office	73,290	—	1,624	74,914
Regional Malls	107,002	—	—	107,002
Self Storage	36,425	—	—	36,425
Shopping Centers	33,657	—	—	33,657
Single Family Homes	6,603	—	—	6,603
Specialty	3,507	—	—	3,507
Total Common Stocks	507,339	—	1,624	508,963
Short-Term Investment
Investment Company	8,816	—	—	8,816
Total Assets	$516,155	$—	$1,624	$517,779

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$10,345
Purchases	—
Sales	(6,566)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,458)
Change in unrealized appreciation (depreciation)	(1,495)
Realized gains (losses)	798
Ending Balance	$1,624
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(131)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017.

	Fair Value at June 30, 2017 (000)	Valuation Technique	Unobservable Input
Office
Common Stock	$1,624	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

3.   Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and BRCP REIT II, LP, the Fund has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2017, BRCP REIT II, LP has drawn down approximately $7,156,000, which represents 92.9% of the commitment.

4.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

5. Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.69% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.20% for Class II shares. Effective July 1, 2017, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses will not exceed 0.90% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, approximately $286,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Company pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $127,206,000 and $135,786,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

Value December 31, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2017 (000)
$18,204	$54,230	$63,618	$30	$8,816

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,124	$—	$5,993	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments and securities sold with return of capital basis adjustment, resulted in

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Notes to Financial Statements (cont'd)

the following reclassifications among the components of net assets at December 31, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(563)	$575	$(12)

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,308	$—

At December 31, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$101,032	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $16,841,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.5%.

L. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee and total expense ratio were higher than its peer group averages, the actual management fee was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2017 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
1855858 EXP. 08.31.18

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Company’s principal executive officer and principal financial officer have concluded that the Company’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2017